As filed with the Securities and Exchange Commission on September 28, 1995.

                                 Registration No. 33-76336
                                Registration No. 811-5343

                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                         FORM N-4

               Registration Statement Under the Securities Act of 1933 ( )
                           Pre-Effective Amendment No. ( )
                           Post-Effective Amendment No. 3   (X)

                For Registration Under the Investment Company Act of 1940
                                     Amendment No. 11   (X)

                           Life of Virginia Separate Account 4
                               (Exact Name of Registrant)

                         The Life Insurance Company of Virginia
                                   (Name of Depositor)
                                  6610 W. Broad Street
                                Richmond, Virginia 23230
                   (Address of Depositor's Principal Executive Office)
                      Depositor's Telephone Number:  (804) 281-6000

                                     John J. Palmer,
                                  Senior Vice President
                         The Life Insurance Company of Virginia
                                  6610 W. Broad Street
                                Richmond, Virginia  23230
                         (Name and address of Agent for Service)

                                        Copy to:
                                Stephen E. Roth, Esquire
                              Sutherland, Asbill & Brennan
                             1275 Pennsylvania Avenue, N.W.
                              Washington, D.C.  20004-2404

It is proposed that this filing will become effective:

( ) immediately upon filing pursuant to paragraph (b) of Rule 485
(X) on  October 2, 1995      pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a) of Rule 485
( ) on                   pursuant to paragraph (a) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities. The Registrant filed the 24f-2 Notice for the fiscal year ended December 31, 1994 on February 27, 1995.

                                  Cross Reference Sheet
                                   Pursuant to Rule 481

Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information) of Registration Statement of Information Required by Form N-4

PART A

Item of Form N-4                      Prospectus Caption
1.  Cover Page .....................      Cover Page

2.  Definitions ....................      Definitions

3.  Synopsis .......................      Summary, Fee Table

4.  Condensed Financial
      Information ..................      Financial Information; Total Return
                                          and Yield
5.  General
     (a)  Depositor ................      The Life Insurance Company of
                                          Virginia
     (b)  Registrant ...............      Account 4
     (c)  Portfolio Company ........      The Funds
     (d)  Fund Prospectus ..........      The Funds
     (e)  Voting Rights ............      Voting Rights and Reports
     (f)  Administrators ...........      N/A

6.  Deductions and Expenses
     (a)  General ..................      Charges and Deductions; Summary
     (b)  Sales Load % .............      Sales Charges; Summary
     (c)  Special Purchase Plan ....      N/A
     (d)  Commissions ..............      Distribution of the Policies
     (e)  Expenses - Registrant ....      Charges Against Account 4; Summary
     (f)  Fund Expenses ............      The Funds; Other Charges
     (g)  Organizational Expenses ..      N/A

7.  Contracts
     (a)  Persons with Rights ......      Summary; The Policy; Distributions
                                          Under the Policy; Income Payments;
                                          Voting Rights and Reports
     (b)  (i) Allocation of
              Purchase Payments ....      Allocation of Premium Payments
         (ii) Transfers ............      Transfers
        (iii) Exchanges ............      N/A
     (c)  Changes ..................      Additions, Deletions or Substitutions
                                          of Investments; Changes by the Owner

     (d)  Inquiries ................      Cover page; Summary; (SAI) Written
                                          Notice


8.  Annuity Period .................      Income Payments; Transfers; (SAI)
                                          Transfer of Annuity Units

9.  Death Benefit ..................      Death Provisions;
                                          Death Benefit; Payment
                                          of Benefits

10. Purchases and Contract Value
     (a)  Purchases ................      Purchasing the Policies;  Accumulation
                                          of Account Value; Value of
                                          Accumulation Units
     (b)  Valuation ................      Value of Accumulation Units
     (c)  Daily Calculation ........      Value of Accumulation Units
     (d)  Underwriter ..............      Distribution of the Policies
11. Redemptions
     (a)  - By Owners ..............      Surrenders; Partial Surrenders
          - By Annuitant ...........      Optional Payment Plans
     (b)  Texas ORP ................      Restrictions on Distributions From
                                          Certain Policies
     (c)  Check Delay ..............      Payment Under the Policies
     (d)  Lapse ....................      N/A
     (e)  Free Look ................      Examination of Policy (Refund
                                          Privilege)
12. Taxes ..........................      Federal Tax Matters

13. Legal Proceedings ..............      Legal Proceedings

14. Table of Contents for the
     Statement of Additional
     Information ...................      Statement of Additional Information
                                          Table of Contents

PART B

Item of Form N-4                          Part B Caption

15. Cover Page ......................     Cover Page

16. Table of Contents ...............     Table of Contents

17. General Information and
     History ........................     The Life Insurance Company of Virginia
18. Services
     (a)  Fees and Expenses of
          Registrant ................     N/A
     (b)  Management Contracts ......     N/A
     (c)  Custodian .................     Safekeeping of the Assets of Account 4
          Independent Public
          Accountant ................     Experts
     (d)  Assets of Registrant ......     N/A
     (e)  Affiliated Persons ........     N/A
     (f)  Principal Underwriter .....     Transfer of Annuity Units; Distribution of the
                                          Policies

19. Purchase of Securities
     Being Offered ..................     (Prospectus) Distribution of the Policies
     Offering Sales Load ............     N/A

20. Underwriters ....................     (Prospectus) Distribution of the Policies

21. Calculation of Performance
    Data ............................     Calculation of Total Return and Yield;
                                          (Prospectus) Yield and  Total Return

22. Annuity Payments ................     (Prospectus) Income Payments

23. Financial Statements ............     Financial Statements


PART C -- OTHER INFORMATION

Item of Form N-4                          Part C Caption

24. Financial Statements
     and Exhibits ...................     Financial Statements and Exhibits
    (a)  Financial Statements .......     (a)  Financial Statements
    (b)  Exhibits ...................     (b)  Exhibits

25. Directors and Officers
    of the Depositor ................     Directors and Officers of Life of
                                          Virginia

26. Persons Controlled By or
    Under Common Control with the
    Depositor or Registrant .........     Persons Controlled By or In Common Control with
                                          the Depositor or Registrant

27. Number of Contractowners .....        Number of Policyowners

28. Indemnification .................     Indemnification

29. Principal Underwriters ..........     Principal Underwriters

30. Location of Accounts
    and Records .....................     Location of Accounts and Records

31. Management Services ..........        Management Services

32. Undertakings ....................     Undertakings
    Signature Page ..................     Signatures











                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               PROSPECTUS FOR THE
               FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY
                                FORM P1142 4/94

                                   Offered by

                     THE LIFE INSURANCE COMPANY OF VIRGINIA
                6610 West Broad Street, Richmond, Virginia 23230
                                 (804) 281-6000

  This Prospectus describes the above-named individual flexible premium variable deferred annuity policy ("Policy") issued by The Life Insurance Company of Virginia ("Life of Virginia"). The Policy is designed to aid individuals in long-term financial planning and provides for the accumulation of capital on a tax-deferred basis for retirement or other long-term purposes. The Policy may be used in connection with retirement plans, some of which may qualify for favorable federal income tax treatment under the Internal Revenue Code.

  The Premium Payments are placed in Life of Virginia Separate Account 4
("Account 4"). Premium payments from other flexible premium variable deferred annuity policies issued by Life of Virginia are also placed in Account 4. The
Owner allocates premiums among selected Investment Subdivision(s) of Account 4.
Each Investment Subdivision of Account 4 will invest solely in a designated investment portfolio that is part of a series-type mutual fund. Currently, there are seven such funds with 27 portfolios available under this Policy. The
Funds and their currently available portfolios are on the following page.

This Prospectus must be read along with the current prospectuses for the Funds.

  This Prospectus sets forth the basic information that a prospective investor should know before investing. A Statement of Additional Information containing more detailed information about the Policies and Account 4 is available free by writing Life of Virginia at the address above or by calling (800) 352-9910. The
Statement of Additional Information, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional
Information is included at the end of this Prospectus.

    Please Read This Prospectus Carefully And Retain It For Future Reference

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     SHARES IN THE FUNDS AND INTERESTS IN THE POLICIES ARE NOT DEPOSITS OR
    OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES AND
      INTERESTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE
          CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


                  The Date of This Prospectus Is May 1, 1995.




  Fidelity Variable Insurance Products Fund:
  Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth
  Portfolio and Overseas Portfolio

  Fidelity Variable Insurance Products Fund II:
  Asset Manager Portfolio and Contrafund Portfolio*

  Neuberger & Berman Advisers Management Trust:
  Balanced Portfolio, Growth Portfolio and Limited Maturity Bond Portfolio

  Life of Virginia Series Fund, Inc.:
  Money Market Portfolio, Government Securities Portfolio, Common Stock Index
  Portfolio, Total Return Portfolio, International Equity Portfolio* and Real
  Estate Securities Portfolio*.

  Oppenheimer Variable Account Funds:
  Oppenheimer Money Fund, Oppenheimer High Income Fund, Oppenheimer Bond Fund,
  Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund and
  Oppenheimer Multiple Strategies Fund

  Janus Aspen Series:
  Growth Portfolio, Aggressive Growth Portfolio and Worldwide Growth Portfolio

  Insurance Management Series:
  Utility Fund* and Corporate Bond Fund*

*The Contrafund Portfolio, the International Equity Portfolio, the Real Estate
Securities Portfolio, the Utility Fund and the Corporate Bond Fund are not currently available to California policyowners.




                                   TABLE OF CONTENTS


                                                                                   PAGE
Definitions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5
Fee Table . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7
Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   15
Financial Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   17
The Life Insurance Company of Virginia and  Life of Virginia Separate Account 4 .   18
  The Life Insurance Company of Virginia  . . . . . . . . . . . . . . . . . . . .   18
  Account 4 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   18
  Additions, Deletions, or Substitutions of Investments . . . . . . . . . . . . .   18
The Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   19
  Variable Insurance Products Fund  . . . . . . . . . . . . . . . . . . . . . . .   19
  Variable Insurance Products Fund II . . . . . . . . . . . . . . . . . . . . . .   19
  Neuberger & Berman Advisers Management Trust  . . . . . . . . . . . . . . . . .   20
  Life of Virginia Series Fund, Inc.  . . . . . . . . . . . . . . . . . . . . . .   20
  Oppenheimer Variable Account Funds  . . . . . . . . . . . . . . . . . . . . . .   21
  Janus Aspen Series  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   21
  Insurance Management Series   . . . . . . . . . . . . . . . . . . . . . . . . .   21
  Resolving Material Conflicts  . . . . . . . . . . . . . . . . . . . . . . . . .   22
Total Return and Yield  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   22
The Policy  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   24
  Purchasing the Policies . . . . . . . . . . . . . . . . . . . . . . . . . . . .   24
  Allocation of Premium Payments  . . . . . . . . . . . . . . . . . . . . . . . .   24
  Accumulation of Account Value . . . . . . . . . . . . . . . . . . . . . . . . .   25
  Value of Accumulation Units . . . . . . . . . . . . . . . . . . . . . . . . . .   25
  Transfers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   25
  Dollar-Cost Averaging . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   26
  Powers of Attorney  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   27
  Examination of Policy (Refund Privilege)  . . . . . . . . . . . . . . . . . . .   27
Distributions Under the Policy  . . . . . . . . . . . . . . . . . . . . . . . . .   27
  Surrender (Withdrawal)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   27
  Death Provisions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   28
  Restrictions on Distributions from Certain Policies . . . . . . . . . . . . . .   30
Charges and Deductions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   31
  Charges Against Account 4 . . . . . . . . . . . . . . . . . . . . . . . . . . .   31
  Policy Maintenance Charge . . . . . . . . . . . . . . . . . . . . . . . . . . .   31
  Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   31
  Transfer Charges  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   33
  Governmental Charges  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   33
  Premium Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   33
  Other Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   33
  Other Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   33
  Reduction of Charges for Group Sales  . . . . . . . . . . . . . . . . . . . . .   34
Income Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   35
  Monthly Income Benefit  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   35
  Determination of Monthly Income Benefits  . . . . . . . . . . . . . . . . . . .   35
  Optional Payment Plans  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   35
Federal Tax Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   38
  Introduction  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   38
  Non-Qualified Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   38
  Qualified Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   40
  IRA Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   40
  Simplified Employee Pension Plans . . . . . . . . . . . . . . . . . . . . . . .   41
  Section 403(b) Annuities  . . . . . . . . . . . . . . . . . . . . . . . . . . .   41
  Other Qualified Retirement Plans  . . . . . . . . . . . . . . . . . . . . . . .   42
  Legal and Tax Advice for Qualified Plans  . . . . . . . . . . . . . . . . . . .   43
  Federal Income Tax Withholding  . . . . . . . . . . . . . . . . . . . . . . . .   43

                                                                                   PAGE
General Provisions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   44
  The Owner . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   44
  The Annuitant . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   44
  The Beneficiary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   44
  Changes by the Owner  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   44
  Payment Under The Policies  . . . . . . . . . . . . . . . . . . . . . . . . . .   44
Distribution of the Policies  . . . . . . . . . . . . . . . . . . . . . . . . . .   45
Voting Rights and Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . .   45
Legal Proceedings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   45
Statement of Additional Information Table of Contents . . . . . . . . . . . . . .   46


                                  DEFINITIONS

  ACCOUNT VALUE -- The value of the Policy equal to the Account Value allocated to the Investment Subdivisions of Account 4.

  ACCOUNT 4 -- Life of Virginia Separate Account 4, a separate investment account established by Life of Virginia to receive and invest premiums paid under the Policies, and other variable annuity policies issued by Life of Virginia.

  ACCUMULATION UNIT -- An accounting unit of measure used in calculating the Account Value prior to the Maturity Date.

  ADDITIONAL PREMIUM PAYMENT -- Any Premium Payment made after the initial Premium Payment.

  ANNUITANT -- The Annuitant is the person named in the Policy upon whose age and sex Monthly Income Benefits are determined. The Annuitant must be the Owner of the Policy unless the Policy is owned by a trust established for the benefit of the Annuitant. If a Joint Annuitant is named in the Policy, unless stated otherwise, references to "Annuitant" mean both the Annuitant and the Joint Annuitant.

  ANNUITY UNIT -- An accounting unit of measure used in the calculation of the amount of the second and each subsequent Variable Income Payment.

  BUSINESS DAY -- Any day that the New York Stock Exchange is open for business and any other day in which there is a material change in the value of the assets in Account 4.

  CODE -- The Internal Revenue Code of 1986, as amended.

  DEATH BENEFIT -- The optional benefit provided under a Policy upon the death of an Annuitant prior to the Maturity Date.

  DESIGNATED BENEFICIARY(IES) -- The person(s) designated in the Policy who is alive (or in existence for non-natural designations) on the date of an Annuitant's death and who will be treated as the sole owner of the Policy following such a death.

  DUE PROOF OF DEATH -- Proof of death that is satisfactory to Life of Virginia. Such proof may consist of the following if acceptable to Life of Virginia:

  (a) A certified copy of the death certificate; or
  (b) A certified copy of the decree of a court of competent jurisdiction as to the finding of death.

  FINAL ANNUITANT -- If a Joint Annuitant was named and either the Annuitant or the Joint Annuitant dies, the survivor becomes the Final Annuitant.

  FIXED INCOME PAYMENTS -- Payments made pursuant to an optional payment plan the value of which are guaranteed by Life of Virginia.

  FUNDS -- The mutual funds available to the Investment Subdivisions under this Policy. Currently there are seven: Variable Insurance Products Fund, Variable Insurance Products Fund II, Neuberger & Berman Advisers Management Trust, Life of Virginia Series Fund, Inc., Oppenheimer Variable Account Funds, Janus Aspen Series, and Insurance Management Series.

  GENERAL ACCOUNT -- The assets of Life of Virginia that are not segregated in any of the separate investment accounts of Life of Virginia.

  HOME OFFICE -- The principal offices of The Life Insurance Company of Virginia at 6610 West Broad Street, Richmond, Virginia 23230.

  INCOME PAYMENT -- One of a series of payments made under either a Monthly Income Benefit or one of the optional payment plans.

  INVESTMENT SUBDIVISION -- A subdivision of Account 4 available to the Policies. Premiums will be allocated, in accordance with the instructions of the Owner, among no more than seven of the twenty-seven investment subdivisions of Account 4 available to the Policies, each of which invests exclusively in shares of a designated portfolio of one of the Funds. All twenty-seven investment subdivisions may not be available in all states.

  JOINT ANNUITANT -- The person, if named in the policy, whose age and sex is used with those of the Annuitant to determine the amount of the Monthly Income Benefits.

  JOINT OWNER -- Joint Owners own the Policy equally. If one Joint Owner dies, the surviving Joint Owner becomes the sole owner of the Policy.

  IRA POLICY -- An individual retirement annuity policy that receives favorable federal income tax treatment under Section 408 of the Code.

  MATURITY DATE -- The date stated in the Policy on which Income Payments are scheduled to commence, if an Annuitant is living on that date.

  MONTHLY INCOME BENEFIT -- The monthly amounts payable to the Annuitant beginning on the Maturity Date.

  NET INVESTMENT FACTOR -- An index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next.

  NON-QUALIFIED POLICY -- Policies not sold or used in connection with retirement plans receiving favorable federal income tax treatment under the Code.

  OWNER -- The Owner is entitled to the ownership rights stated in the Policy. The original Owner is named in the Policy.

  POLICY -- The variable annuity policy issued by Life of Virginia and described in this Prospectus. The term "Policy" or "Policies" includes the Policy described in this Prospectus, the policy application, any supplemental applications, and any endorsements.

  POLICY DATE -- Generally, the date on which the application was signed and the initial premium was paid.

  PREMIUM PAYMENT(S) -- An amount paid to Life of Virginia by the Owner or on the Owner's behalf as consideration for the benefits provided by the Policy.

  QUALIFIED POLICIES -- Policies used in connection with retirement plans which receive favorable federal income tax treatment under the Code.

  SURRENDER VALUE (OR "WITHDRAWAL VALUE") -- The Account Value less any applicable surrender charge.

  VALUATION PERIOD -- The period between the close of business on a Business Day and the close of business on the next succeeding Business Day.

  VARIABLE INCOME PAYMENTS -- Payments made pursuant to a payment plan and which fluctuate based on the investment performance of Investment Subdivisions selected by the Owner.

  WITHDRAWAL VALUE (OR "SURRENDER VALUE") -- The Account Value less any applicable surrender charge.

                                   FEE TABLE


Owner Transaction Expenses:
  Sales Charge on Premium Payments                                    none
  Maximum Contingent Deferred Sales Charge (as a percentage
     of premium payments)                                             6.00%
  Other surrender fees                                                none
  Transfer charge
    First transfer each month                                         none
    Subsequent transfers                                            $10.00

Annual Expenses
(as a percentage of account value)
  Mortality and expense risk charge                                   1.25%
  Administrative Expense Charge                                        .15%
  Total Annual Expenses                                               1.40%

Other Annual Expenses
  Annual Policy Maintenance Charge                                  $25.00
  Maximum Annual Death Benefit Charge (as a percentage of average
     benefit amount)                                                   .35%*

  * If elective death benefit applies.


                Variable Insurance Products Fund Annual Expenses
                         (as a % of average net assets)

                                                                   MONEY         HIGH        EQUITY
                                                                   MARKET       INCOME       INCOME       GROWTH     OVERSEAS
                                                                  PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
Management Fees                                                     0.20%        0.61%        0.52%        0.62%       0.77%
Other Expenses (after any expense reimbursement)                    0.07%        0.10%        0.06%        0.07%       0.15%
Total Fund Annual Expenses                                          0.27%        0.71%        0.58%        0.69%       0.92%


              Variable Insurance Products Fund II Annual Expenses
                         (as a % of average net assets)

                                                                   ASSET
                                                                   MANAGER    CONTRAFUND
                                                                  PORTFOLIO    PORTFOLIO
Management Fees                                                     0.72%        0.62%
Other Expenses (after any expense reimbursement)                    0.08%        0.27%
Total Fund Annual Expenses                                          0.80%        0.89%




          Neuberger & Berman Advisers Management Trust Annual Expenses
                         (as a % of average net assets)

                                                                                             LIMITED
                                                                  BALANCED      GROWTH    MATURITY BOND
                                                                  PORTFOLIO    PORTFOLIO    PORTFOLIO
Annual Operating Expenses                                            .80%         .79%         .60%
Other Expenses (after any expense reimbursement)                     .17%         .12%         .13%
Total Fund Annual Expenses                                           .97%         .91%         .73%

  Until May 1, 1995, the Portfolios of the Advisers Management Trust had a istribution Plan pursuant to Rule 12b-1 which provided for the reimbursement of Neuberger & Berman Management for certain Trust distribution expenses up to a maximum of 0.25% on an annual basis of each Portfolio's average daily net assets. The "Total Fund Annual Expenses" shown above would be increased by the following percentages if the 12b-1 fees for the months of January through April, 1995 were taken into account: 0.02% for the Balanced Portfolio; 0.02% for the Growth Portfolio; and 0.02% for the Limited Maturity Bond Portfolio.

  Because of a new structure that took effect May 1, 1995, Annual Operating Expenses are annualized projections based on current administrative and management fees for each Portfolio. Other Expenses are based on each Portfolio's actual expenses for the past fiscal year. For further information, see the Prospectus for the Fund.


                  Life of Virginia Series Fund Annual Expenses
                         (as a % of average net assets)


                                                                              COMMON                                  REAL
                                                    MONEY      GOVERNMENT     STOCK        TOTAL     INTERNATIONAL   ESTATE
                                                    MARKET     SECURITIES     INDEX        RETURN       EQUITY     SECURITIES
                                                   PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
Management Fees (after fee waiver)                   .21%         .50%         .35%         .50%         1.00%        .90%
Other Expenses (after any expense reimbursement)     .21%         .31%         .40%         .27%          .75%        .60%
Total Fund Annual Expenses                           .42%         .81%         .75%         .77%         1.75%       1.50%


               Oppenheimer Variable Account Funds Annual Expenses
                         (as a % of average net assets)

                                                                  OPP.                       OPP.          OPP.
                                                    OPP.         HIGH          OPP.        CAPITAL       MULTIPLE      OPP.
                                                   MONEY        INCOME        BOND      APPRECIATION    STRATEGIES    GROWTH
                                                    FUND         FUND         FUND          FUND           FUND        FUND
Management Fees                                      .45%         .75%         .75%         .75%          .74%       .75%
Other Expenses                                       .05%         .06%         .06%         .05%          .05%       .06%
Total Fund Annual Expenses                           .50%         .81%         .81%         .80%          .79%       .81%


                       Janus Aspen Series Annual Expenses
                         (as a % of average net assets)

                                                                           AGGRESSIVE   WORLDWIDE
                                                                GROWTH       GROWTH       GROWTH
                                                               PORTFOLIO    PORTFOLIO    PORTFOLIO
Management Fees                                                  0.66%        0.77%        0.69%
Other Expenses (after any expense reimbursement)                 0.22%        0.28%        0.49%
Total Fund Annual Expenses                                       0.88%        1.05%        1.18%

             Federated Insurance Management Series Annual Expenses
                         (as a % of average net assets)

                                                                            CORPORATE
                                                               UTILITY        BOND
                                                                 FUND         FUND
Management Fees (after fee waiver)                               0.00%        0.00%
Other Expenses (after any expense reimbursements)                0.85%        0.80%
Total Fund Annual Expenses                                       0.85%        0.80%

  The purpose of this table is to assist the Owner in understanding the various costs and expenses that a Owner will bear directly and indirectly. Except as noted below, the Tables reflect charges and expenses of the Separate Account as well as the underlying Funds for the most recent fiscal year. For more information on the charges described in these Tables see Charges and Deductions on page 31 and the Prospectuses for the underlying Funds which accompany this Prospectus. In addition to the expenses listed above, governmental charges, including premium taxes, ranging from 0 to 3.5% may be applicable.

  The annual expenses listed for all the Funds are net of certain reimbursements and fee waivers by the Funds' investment advisors. Life of Virginia cannot guarantee that the reimbursements will continue.

  Absent reimbursements, the total annual expenses during 1994 for the portfolios of Variable Insurance Products Fund were 0.60% for Equity-Income Portfolio and 0.70% for Growth Portfolio.

  Absent reimbursements, the total annual expenses during 1994 for the Asset Manager Portfolio of Variable Insurance Products Fund II were 0.81%.

  The Contrafund Portfolio was recently organized and has no operating history. Based on the Group Management Fees for October 1994, as described in the VIPF II prospectus, the total management fee for 1994 would have been 0.62% of the portfolio's average net assets. The VIPF II provided an estimate for 1995 of 0.27% for other expenses. The adviser has agreed to reimburse the portfolio to the extent that total expenses exceed 1.00% The adviser may terminate this voluntary reimbursement at any time. Life of Virginia does not represent that this estimate is true and complete, and disclaims all responsibility for such figures. Actual expenses may be greater or less than those shown.

  Absent reimbursements, the total annual expenses during 1994 for the portfolios of Life of Virginia Series Fund would have been 1.16% for Common Stock Index Portfolio and .71% for Money Market Portfolio.

  Since the International Equity Portfolio and the Real Estate Securities Portfolio were recently organized and have no operating history, the expenses for these portfolios are estimates provided by the Fund. The estimated total annual expenses are 1.75% for International Equity Portfolio, and 1.50% for Real Estate Securities Portfolio. Actual expenses may be different than those shown.

  Absent certain expense waivers, the total annual expenses for the portfolios of the Janus Aspen Series would have been 1.22% for Growth Portfolio, 1.28% for Aggressive Growth Portfolio, and 1.49% for Worldwide Growth Portfolio for the fiscal year ended December 31, 1994.

  The total annual expenses for the Utility Fund and the Corporate Bond Fund are 0.85% and 0.80%, respectively, of the average daily net assets. The adviser has agreed to waive all or a portion of its fee so that the total annual expenses would not exceed 0.85% of average net assets for the Utility Fund and 0.80% of average net assets for the Corporate Bond Fund. The adviser can terminate this voluntary waiver at any time at its sole discretion. Without this waiver, the advisory fee would be 0.75% of average annual net assets for the Utility Fund and 0.60% of average annual net assets for the Corporate Bond Fund, and the total annual expenses for the Utility Fund and the Corporate Bond Fund would be 1.60% and 1.40%, respectively, of average net assets.

EXAMPLES

A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above (including the elective death benefit rider):

  1.  If you surrender* your Policy at the end of the applicable period:


SUBDIVISIONS INVESTING IN:                               1 YEAR      3 YEARS      5 YEARS     10 YEARS
Variable Insurance Products Fund
Money Market Portfolio                                    $77.06     $115.45      $164.09      $246.01
High Income Portfolio                                      81.28      128.56       187.69       296.81
Equity-Income Portfolio                                    80.05      124.83       181.14       283.72
Growth Portfolio                                           81.09      127.99       186.68       294.81
Overseas Portfolio                                         83.27      134.56       198.16       317.57

Variable Insurance Products Fund II
Asset Manager Portfolio                                    82.13      131.13       192.19       305.76
Contrafund Portfolio                                       82.98      133.71       196.67       314.63

Neuberger & Berman Advisers Management Trust
Balanced Portfolio                                         83.74      135.98       200.64       322.44
Growth Portfolio                                           83.17      134.28       197.67       316.59
Limited Maturity Bond Portfolio                            81.47      129.13       188.69       298.81

Life of Virginia Series Fund, Inc.
Money Market Portfolio                                     78.49      119.78       171.70       261.34
Government Securities Portfolio                            82.23      131.42       192.69       306.75
Common Stock Index Portfolio                               81.66      129.71       189.69       300.80
Total Return Portfolio                                     81.85      130.28       190.69       302.79
International Equity Portfolio                             91.08      157.89       236.61       395.10
Real Estate Securities Portfolio                           88.74      150.93       225.25       372.49

Oppenheimer Variable Account Funds
Oppenheimer Money Fund                                     79.25      122.04       175.58       268.67
Oppenheimer High Income Fund                               82.23      131.42       192.69       306.75
Oppenheimer Bond Fund                                      82.23      131.42       192.69       306.75
Oppenheimer Capital Appreciation Fund                      82.13      131.13       192.19       305.76
Oppenheimer Multiple Strategies Fund                       82.04      130.85       191.69       304.77
Oppenheimer Growth Fund                                    82.23      131.42       192.69       306.75

Janus Aspen Series
Growth Portfolio                                           82.89      133.42       196.18       313.65
Aggressive Growth Portfolio                                84.50      138.25       204.42       330.18
Worldwide Growth Portfolio                                 85.73      141.94       210.49       342.62

Federated Insurance Management Series
Utility Fund                                               82.61      132.56       194.68       310.70
Corporate Bond Fund                                        82.13      131.13       192.19       305.76


*Surrender includes annuitization over a period of less than 5 years.

  2.  If you annuitize, or do not surrender* your Policy:

SUBDIVISIONS INVESTING IN:                               1 YEAR      3 YEARS      5 YEARS     10 YEARS
Variable Insurance Products Fund
Money Market Portfolio                                    $21.51     $ 66.46      $114.09      $246.01
High Income Portfolio                                      25.97       80.22       137.69       296.81
Equity-Income Portfolio                                    24.67       76.30       131.14       283.72
Growth Portfolio                                           25.77       79.62       136.68       294.81
Overseas Portfolio                                         28.07       86.52       148.16       317.57

Variable Insurance Products Fund II
Asset Manager Portfolio                                    26.87       82.92       142.19       305.76
Contrafund Portfolio                                       27.77       85.62       146.67       314.63

Neuberger & Berman Advisers Management Trust
Balanced Portfolio                                         28.57       88.01       150.64       322.44
Growth Portfolio                                           27.97       86.22       147.67       316.59
Limited Maturity Bond Portfolio                            26.17       80.82       138.69       298.81

Life of Virginia Series Fund, Inc.
Money Market Portfolio                                     23.02       71.00       121.70       261.34
Government Securities Portfolio                            26.97       83.22       142.69       306.75
Common Stock Index Portfolio                               26.37       81.42       139.69       300.80
Total Return Portfolio                                     26.57       82.02       140.69       302.79
International Equity Portfolio                             36.33      111.01       188.48       395.10
Real Estate Securities Portfolio                           33.85      103.70       176.52       372.49

Oppenheimer Variable Account Funds
Oppenheimer Money Fund                                     23.82       73.37       125.58       268.67
Oppenheimer High Income Fund                               26.97       83.22       142.69       306.75
Oppenheimer Bond Fund                                      26.97       83.22       142.69       306.75
Oppenheimer Capital Appreciation Fund                      26.87       82.92       142.19       305.76
Oppenheimer Multiple Strategies Fund                       26.77       82.62       141.69       304.77
Oppenheimer Growth Fund                                    26.97       83.22       142.69       306.75

Janus Aspen Series
Growth Portfolio                                           27.67       85.32       146.18       313.65
Aggressive Growth Portfolio                                29.37       90.39       154.59       330.18
Worldwide Growth Portfolio                                 30.67       94.26       160.98       342.62

Federated Insurance Management Series
Utility Fund                                               27.37       84.42       144.68       310.70
Corporate Bond Fund                                        26.87       82.92       142.19       305.76


*Surrender includes annuitization over a period of less than 5 years.

EXAMPLES

A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above (excluding the elective death benefit rider):

  1.  If you surrender* your Policy at the end of the applicable period:

SUBDIVISIONS INVESTING IN:                               1 YEAR      3 YEARS      5 YEARS     10 YEARS
Variable Insurance Products Fund
Money Market Portfolio                                    $73.73     $105.22      $145.93      $208.39
High Income Portfolio                                      77.92      117.99       168.47       254.42
Equity-Income Portfolio                                    76.68      114.24       161.86       241.04
Growth Portfolio                                           77.73      117.41       167.46       252.37
Overseas Portfolio                                         79.90      124.02       179.05       275.63

Variable Insurance Products Fund II
Asset Manager Portfolio                                    78.77      120.58       173.02       263.57
Contrafund Portfolio                                       79.62      123.17       177.55       272.63

Neuberger & Berman Advisers Management Trust
Balanced Portfolio                                         80.38      125.45       181.55       280.61
Growth Portfolio                                           79.81      123.74       178.55       274.63
Limited Maturity Bond Portfolio                            78.11      118.56       169.48       256.46

Life of Virginia Series Fund, Inc.
Money Market Portfolio                                     75.16      109.60       153.67       224.32
Government Securities Portfolio                            78.86      120.87       173.52       264.58
Common Stock Index Portfolio                               78.30      119.15       170.49       258.49
Total Return Portfolio                                     78.48      119.72       171.50       260.53
International Equity Portfolio                             87.73      147.48       218.84       354.90
Real Estate Securities Portfolio                           85.38      140.48       207.36       331.78

Oppenheimer Variable Account Funds
Oppenheimer Money Fund                                     75.92      111.92       157.78       232.72
Oppenheimer High Income Fund                               78.86      120.87       173.52       264.58
Oppenheimer Bond Fund                                      78.86      120.87       173.52       264.58
Oppenheimer Capital Appreciation Fund                      78.77      120.58       173.02       263.57
Oppenheimer Multiple Strategies Fund                       78.67      120.29       172.51       262.55
Oppenheimer Growth Fund                                    78.86      120.87       173.52       264.58

Janus Aspen Series
Growth Portfolio                                           79.52      122.88       177.04       271.63
Aggressive Growth Portfolio                                81.13      127.74       185.54       288.52
Worldwide Growth Portfolio                                 82.36      131.44       191.99       301.24

Federated Insurance Management Series
Utility Fund                                               79.24      122.01       175.54       268.61
Corporate Bond Fund                                        78.77      120.58       173.02       263.57



*Surrender includes annuitization over a period of less than 5 years.

  2.  If you annuitize, or do not surrender* your Policy:


SUBDIVISIONS INVESTING IN:                               1 YEAR      3 YEARS      5 YEARS     10 YEARS
Variable Insurance Products Fund
Money Market Portfolio                                    $17.99     $ 55.72      $ 95.93      $208.39
High Income Portfolio                                      22.41       69.12       118.47       254.42
Equity-Income Portfolio                                    21.10       65.18       111.86       241.04
Growth Portfolio                                           22.21       68.51       117.46       252.37
Overseas Portfolio                                         24.51       75.45       129.05       275.63

Variable Insurance Products Fund II
Asset Manager Portfolio                                    23.31       71.84       123.02       263.57
Contrafund Portfolio                                       24.21       74.55       127.55       272.63

Neuberger & Berman Advisers Management Trust
Balanced Portfolio                                         25.01       76.95       131.55       280.61
Growth Portfolio                                           24.41       75.15       128.55       274.63
Limited Maturity Bond Portfolio                            22.61       69.72       119.48       256.46

Life of Virginia Series Fund, Inc.
Money Market Portfolio                                     19.50       60.31       103.67       224.32
Government Securities Portfolio                            23.41       72.14       123.52       264.58
Common Stock Index Portfolio                               22.81       70.33       120.49       258.49
Total Return Portfolio                                     23.01       70.93       121.50       260.53
International Equity Portfolio                             32.78      100.08       169.76       354.90
Real Estate Securities Portfolio                           30.30       92.73       157.68       331.78

Oppenheimer Variable Account Funds
Oppenheimer Money Fund                                     20.30       62.75       107.78       232.72
Oppenheimer High Income Fund                               23.41       72.14       123.52       264.58
Oppenheimer Bond Fund                                      23.41       72.14       123.52       264.58
Oppenheimer Capital Appreciation Fund                      23.31       71.84       123.02       263.57
Oppenheimer Multiple Strategies Fund                       23.21       71.53       122.51       262.55
Oppenheimer Growth Fund                                    23.41       72.14       123.52       264.58

Janus Aspen Series
Growth Portfolio                                           24.11       74.25       127.04       271.63
Aggressive Growth Portfolio                                25.81       79.35       135.54       288.52
Worldwide Growth Portfolio                                 27.11       83.23       141.99       301.24

Federated Insurance Management Series
Utility Fund                                               23.81       73.34       125.54       268.61
Corporate Bond Fund                                        23.31       71.84       123.02       263.57



  For purposes of these examples, the $25 Annual Policy Maintenance Charge has been translated into an assumed charge at an annual rate of 0.10% of Account Value. The actual amount of the policy maintenance charge attributable to a $1,000 investment will depend on the amount of the total investment in the Policy.

  THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL; PAST OR FUTURE ANNUAL RETURNS MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.


*Surrender includes annuitization over a period of less than five years.

  The expense information regarding the Funds was provided by those Funds. The Variable Insurance Products Fund, Variable Insurance Products Fund II, Neuberger & Berman Advisers Management Trust, Oppenheimer Variable Account Funds, Janus Aspen Series, and Insurance Management Series and their investment advisors are not affiliated with Life of Virginia. While Life of Virginia has no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, Life of Virginia cannot represent that they are true and complete.

  Since the Contrafund Portfolio of the Variable Insurance Products Fund II, the International Equity Portfolio and the Real Estate Securities Portfolio of Life of Virginia Series Fund are recently organized and have a brief operating history, the annual expenses listed for these portfolios are estimates provided by the Funds. Actual expenses paid may be greater or less than those shown. Life of Virginia does not represent that such estimates are true and complete, and disclaims all responsibility for these figures.

                                    SUMMARY

The following Summary Of Prospectus Information Should Be Read In Conjunction With the Detailed Information Appearing Elsewhere In This Prospectus.

The Policy

  The Policy allows the Owner to accumulate funds on a tax-deferred basis based on the investment experience of the assets underlying the Policy. After the Maturity Date, this Policy also permits Variable Income Payments to be made based upon either the investment performance of the selected Investment Subdivisions of Account 4 or Fixed Income Payments based upon the guarantees of Life of Virginia. The Policy may be purchased on a non-tax qualified basis (i.e., a Non-Qualified Policy) or it can be purchased with the proceeds from certain retirement or savings plans qualifying for favorable federal income tax treatment (i.e., a Qualified Policy).

  The Owner can allocate premiums among up to seven Investment Subdivisions, each of which invests solely in a designated investment portfolio which is part of a series-type mutual fund (See The Funds, p. 19). Before the Maturity Date, the Account Value depends on the investment experience of the selected Investment Subdivisions; therefore, before Income Payments begin, the Owner bears the entire investment risk under this Policy. The payee will bear the investment risk after Income Payments begin with respect to Variable Income Payments.

  In addition, under Policies sold through certain distribution systems, Owners can allocate premiums or transfer amounts from the Investment Subdivisions to a Guarantee Account. Contributions and/or transfers to the Guarantee Account become part of the General Account of Life of Virginia.

Premium Payments

  Except for certain group sales, an initial Premium Payment of at least $5,000 is required. Additional Premium Payments of at least $1,000 for Non-Qualified Policies or $100 for Qualified Policies or $50 for IRA Policies generally may be made any time before Income Payments begin. (See Purchasing the Policies, p. 24.)

  Except as stated below, Premium Payments are allocated among the Investment Subdivisions (or, if applicable, a guarantee account) in accordance with the Owner's written instructions. Premium payments may be allocated among up to seven Investment Subdivisions at any one time (however, at any point in time, Account Value may not be invested in more than seven subdivisions). The minimum allocation permitted is 10% of each Premium Payment. The Owner may, by written request, change the allocation of subsequent Premium Payments. In states that require a return of Premium Payments as a refund privilege, initial Premium Payments will be placed in the Investment Subdivision that invests in the Money Market Portfolio of the Life of Virginia Series Fund, Inc. (See Allocation of Premium Payments, p. 24.)

Transfers

  Before Income Payments begin the Owner may transfer amounts among the Investment Subdivisions that are available at the time the transfer is requested. Currently, there is no limit on the number of transfers that may be made; however, Life of Virginia reserves the right to impose such a limit in the future. The first transfer in each calendar month will be made without a transfer charge. Thereafter, each time amounts are transferred, a transfer charge of $10 will be imposed. (See Transfers, p. 25.) Life of Virginia may not honor transfers made by third parties holding multiple powers of attorney. (See Powers of Attorney, p. 27.)

  After Variable Income Payments begin, the payee may transfer Annuity Units among the available Investment Subdivisions once each calendar year. No transfer charge will be imposed on such transfers.

Full and Partial Surrenders (Withdrawals)

  Full or partial surrenders may be made any time before Income Payments begin provided that the surrender is for at least $500 and that the surrender will not reduce the Account Value to below $5,000. (See Surrender, p. 27.) Amounts surrendered will generally be subject to a surrender charge (also known as a contingent deferred sales charge). (See Sales Charges, p. 31.)

Charges and Deductions

  To cover the costs of administering the Policies, Life of Virginia deducts a daily charge at an effective annual rate of .15% of the average daily net assets in Account 4 attributable to the policies, and an annual policy maintenance charge of $25 from the Account Value attributable to each Policy. The annual charge is made at the earlier of 1) next policy anniversary, or 2) surrender.

  Life of Virginia does not deduct any sales charge from Premium Payments; however, it may deduct a surrender charge (also referred to as a contingent deferred sales charge). (See Sales Charges -- Surrender Charge, p. 32.) A surrender charge is deducted from full surrenders and certain partial surrenders that occur within seven years of any Premium Payments. If there is a full surrender of the Policy during the first two years following a Premium Payment, a maximum surrender charge equal to 6% of the amount surrendered will be imposed. Thereafter, the charge decreases so that no surrender charge, or portion thereof, is ever attributable to a Premium Payment made more than seven years prior to the date of a full surrender.

  Similarly, a surrender charge may be imposed on certain partial surrenders where the Account Value surrendered is attributable to a Premium Payment made within the last seven years. The charge is calculated by multiplying (1) the surrender charge percentage, described above and (2) the lesser of (a) the amount surrendered attributable to the premium payment and (b) the premium paid, less the total of all surrender amounts previously deemed to reduce that premium payment. The first partial surrender in a policy year is not subject to the charge if the amount of that surrender is 10% of the Account Value, or less.

  A daily charge at an effective annual rate of 1.25% of the average daily net assets in Account 4 attributable to the policies is imposed against those assets to compensate Life of Virginia for mortality and expense risks assumed by it.
Of this amount, approximately .90% is allocated to cover the mortality risks, and approximately .35% is allocated to cover the expense risks. (See Charges Against Account 4, p. 31.)

  Life of Virginia may deduct a charge for any governmental charges incurred. Any applicable governmental charge may be deducted from either the premium paid or from proceeds (including benefits for surrender, maturity and death). (See Governmental Charges, p. 33.)

  In the event that the Owner elects to purchase a Guaranteed Minimum Death Benefit Rider (See Elective Guaranteed Minimum Death Benefit Rider, p. 30.), a charge will be made each year for expenses related to the Death Benefit under the Rider not exceeding .35% of the average Guaranteed Minimum Death Benefit during the prior year. (See Annual Death Benefit Charge, p. 31.)

Income Payments

  Beginning on the Maturity Date, the Annuitant may receive Monthly Income Benefits based upon either the investment performance of the selected Investment Subdivisions or the guarantees of Life of Virginia. The amount of the Monthly Income Benefits will depend on: (1) the Surrender Value on the Maturity Date;
(2) the amount of any applicable state and/or local governmental charge; (3) the Annuitant's sex and age on the Maturity Date; and (4) the optional payment plan chosen.

  With respect to Monthly Income Benefits and any Income Payments derived from death benefit or surrender value proceeds, the Owner may select from a number of optional payment plans including Income Payments for the life of an Annuitant (or a different or additional person, depending upon the benefit payable) with a guaranteed number of Income Payments. (See Optional Payment Plans, p. 35.)

Death Provisions

  Subject to a number of distribution rules, certain benefits and other policy options are available to certain persons on the death of an Annuitant prior to the Maturity Date while the Policy is in force. (See Distributions Under the
Policy - Death Provisions, p. 28.)   Owners may also elect to purchase a
Guaranteed Minimum Death Benefit Rider. (See Elective Guaranteed Minimum Death Benefit Rider, p. 30.)

Refund Privilege

  The Owner has 10 days after the Policy is received to examine the Policy and return it for a refund. Unless state law requires that Premium Payments be returned as the refund, the amount of the refund will equal the Account Value. If state law requires that Premium Payments be returned, the amount of the refund will equal the greater of (1) the Account Value (without reduction by any surrender charges) plus any amount deducted from the Premium Payments prior to allocation to Account 4 and (2) the Premium Payments made. In certain states the Owner may have more than 10 days to return the policy for a refund. (See Examination of Policy (Refund Privilege), p. 27.)

Questions

  Any questions about the Policy or the Fund portfolios in which the subdivisions invest will be answered by Life of Virginia's Home Office. All inquiries can be addressed to Life of Virginia, Variable Products Department, 6610 W. Broad Street, Richmond, VA 23230; if by phone, call (800) 352-9910.

                             FINANCIAL INFORMATION

  Financial statements for the Separate Account are in the Statement of Additional Information.

  The consolidated financial statements for Life of Virginia (as well as the auditors' reports thereon) also are in the Statement of Additional Information.

Condensed Financial Information

  The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows:


                                      Accumulation     Accumulation     No. of
                                      Unit Values       Unit Values     Units
                                         as of            as of         as of
FUNDS                                   7/21/94         12/31/94       12/31/94

VIP Fund
Money Market                            $ 13.16         $ 13.37        450,740
High Income                               17.77           17.64         56,076
Equity-Income                             18.71           19.23        276,392
Growth                                    19.45           20.92        141,845
Overseas                                  16.18           15.55        197,672

LOV Series Fund
Money Market                              12.61          12.79          75,600
Government Securites                      14.47          14.38             889
Common Stock Index                        17.96          18.27          10,408
Total Return                              17.15          17.65          12,498
International Equity Portfolio@             -              -               -
Real Estate Securities Portfolio@           -              -               -

Oppenheimer Variable Account Funds
Money                                     13.21          13.41          50,143
High Income                               20.99          20.49          77,818
Bond                                      16.08          15.90          11,655
Capital Appreciation                      19.39          20.90          68,052
Growth                                    16.88          17.67          12,276
Multiple Strategies                       16.27          16.38          26,302

VIPF II
Asset Manager                             15.80          15.50         450,885
Contrafund@                                 -              -               -

Neuberger & Berman Advisers
Management Trust
Balanced                                  12.53          12.64          22,065
Growth                                    10.68          10.84          13,906
Limited Maturity Bond                     10.76          10.76          83,962

Janus Aspen Series
Growth                                    10.30          10.44         159,068
Aggressive Growth                         11.51          13.48         169,799
Worldwide Growth                          11.63          11.87         117,700

Insurance Management Series
Utility@                                    -              -               -
Corporate Bond@                             -              -               -


@ Unit Values are not shown for the subdivisions investing in the International Equity Portfolio and Real Estate Securities Portfolio of Life of Virginia Series Fund, the Contrafund Portfolio of the VIPFII, or the Utility Fund and Corporate Bond Fund of the Insurance Management Series as these portfolios were not available to Separate Account Policyowners during the periods shown.

                     THE LIFE INSURANCE COMPANY OF VIRGINIA
                    AND LIFE OF VIRGINIA SEPARATE ACCOUNT 4

The Life Insurance Company of Virginia

  The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Life of Virginia currently is a wholly-owned subsidiary of Combined Insurance Company of America, which is a wholly-owned subsidiary of Aon Corporation ("Aon"), a holding corporation principally engaged through subsidiaries in the insurance and the insurance brokerage business. Life of Virginia is principally engaged in the offering of life insurance policies and currently ranks among the 25 largest stock life insurance companies in the United States in terms of business in force. The Company is admitted to do business in 49 states and the District of Columbia. The principal offices of Life of Virginia are at 6610 W. Broad Street, Richmond, Virginia 23230.

Account 4

  Life of Virginia Separate Account 4 was established by Life of Virginia as a separate investment account on August 19, 1987. Account 4 currently has fifty-four investment subdivisions. Each investment subdivision invests exclusively in an investment portfolio of one of the seven Funds described below. Premiums are allocated in accordance with the instructions of the Owner among up to seven of the twenty-seven investment subdivisions available under this Policy.

  Under the Code of Virginia, the assets of Account 4 are the property of Life of Virginia. Income and both realized and unrealized gains or losses from the assets of Account 4 are credited to or charged against the Account without regard to the income, gains, or losses arising out of any other business Life of Virginia may conduct. Although the assets in Account 4 attributable to the Policies are not chargeable with liabilities arising out of any other business which Life of Virginia may conduct, all obligations arising under the policies, including the promise to make Income Payments, are general corporate obligations of Life of Virginia. Furthermore, the assets of Account 4 are available to cover the liabilities of Life of Virginia's General Account to the extent that the assets of Account 4 exceed its liabilities arising under the Policies supported by it.

  Account 4 is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a Separate Account under the Federal Securities Laws. Registration with the Commission, however, does not involve supervision of the management or investment practices or policies of Account 4 by the Commission.

Additions, Deletions, or Substitutions of Investments

  Life of Virginia reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares of the Fund portfolios that are held by Account 4 or that Account 4 may purchase.

  Life of Virginia also reserves the right to establish additional Investment Subdivisions of Account 4, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. One or more Investment Subdivisions may also be eliminated if, in the sole discretion of Life of Virginia, marketing, tax, or investment conditions warrant.

  If deemed by Life of Virginia to be in the best interests of persons having voting rights under the Policies, and, if permitted by law, Life of Virginia may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other Life of Virginia separate accounts. To the extent permitted by applicable law, Life of Virginia may also transfer the assets of Account 4 associated with the Policies to another separate account. In addition, Life of Virginia may, when permitted by law, restrict or eliminate any voting rights of Owners or other persons who have voting rights as to Account 4.

                                   THE FUNDS

  Account 4 currently invests in seven series-type mutual funds. All of the Funds currently available under the Policy are registered with the Commission as open-end, diversified investment companies. The Commission, however, does not supervise the management or the investment practices and policies of the Funds.

  Each Investment Subdivision invests exclusively in a designated investment portfolio of one of the Funds. The assets of each such portfolio are separate from other portfolios of that Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. Some of the Funds may, in the future, create additional portfolios.

  Each of the Funds sells its shares to Account 4 in accordance with the terms of a participation agreement between the Fund and Life of Virginia. The termination provisions of those agreements vary. A summary of these termination provisions may be found in the Statement of Additional Information. Should an agreement between Life of Virginia and a Fund terminate, the Account may not be able to purchase additional shares of that Fund. In that event, Owners will no longer be able to allocate Account Values or premium payments to Investment Subdivisions investing in portfolios of that Fund.

  Additionally, in certain circumstances, it is possible that a Fund or a portfolio of a Fund may refuse to sell its shares to Account 4 despite the fact that the participation agreement between the Fund and Life of Virginia has not been terminated. Should a Fund or a portfolio of a Fund decide not to sell its shares to Life of Virginia, Life of Virginia will be unable to honor Owner requests to allocate their account values or premium payments to Investment Subdivisions investing in shares of that Fund or portfolio.

  Certain Investment Subdivisions invest in portfolios that have similar investment objectives and/or policies; therefore, before choosing Investment Subdivisions, carefully read the individual prospectuses for the Funds, along with this prospectus.

Variable Insurance Products Fund

  Variable Insurance Products Fund ("VIPF") currently has five portfolios: Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio, and Overseas Portfolio.

  Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will invest only in high-quality U.S. dollar denominated money market securities of domestic and foreign issuers.

  High Income Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities, while also considering growth of capital. Owners should read the complete risk disclosure in the fund prospectus before investing.

  Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

  Growth Portfolio seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

  Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. The Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

  Fidelity Management & Research Company ("FMR") serves as investment adviser to VIPF.

Variable Insurance Products Fund II

  Variable Insurance Products Fund II ("VIPF II") currently has five portfolios, two of which, Asset Manager Portfolio and Contrafund Portfolio, are available to Owners through Account 4. THE CONTRAFUND PORTFOLIO IS NOT AVAILABLE IN CONNECTION WITH POLICIES ISSUED TO CALIFORNIA POLICYOWNERS.

  Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

  Contrafund Portfolio seeks capital appreciation by investing in securities of companies believed to be undervalued or out-of-favor.

  FMR serves as investment advisor to VIPF II.

Neuberger & Berman Advisers Management Trust

  Neuberger & Berman Advisers Management Trust, ("AMT") which is managed by Neuberger & Berman Management Incorporated, currently has seven portfolios, three of which, the Balanced Portfolio, the Growth Portfolio and the Limited Maturity Bond Portfolio, are available to Owners through Account 4.

  Balanced Portfolio has the investment objective of long term capital growth and reasonable current income without undue risk to principal. The Balanced Portfolio will seek to achieve its objective through investment of a portion of its assets in common stocks and a portion of its assets in debt securities.

  Growth Portfolio seeks capital growth through investments in common stocks of companies that the Investment Adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the Investment Adviser may also utilize, from time to time, securities convertible into such common stocks, warrants and options to purchase such stocks.

  Limited Maturity Bond Portfolio's primary investment objective is the highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Limited Maturity Bond Portfolio also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Life of Virginia Series Fund, Inc.

  Life of Virginia Series Fund, Inc. ("Life of Virginia Series Fund") currently has six portfolios: the Common Stock Index Portfolio, the Government Securities Portfolio, the Money Market Portfolio, and the Total Return Portfolio, the International Equity Portfolio, and the Real Estate Securities Portfolio. THE INTERNATIONAL EQUITY PORTFOLIO AND THE REAL ESTATE SECURITIES PORTFOLIO ARE NOT AVAILABLE IN CONNECTION WITH POLICIES ISSUED TO CALIFORNIA POLICYOWNERS.

  Money Market Portfolio has the investment objective of providing the highest level of current income as is consistent with high liquidity and safety of principal by investing in high quality money market securities.

  Government Securities Portfolio has the investment objective of seeking high current income and protection of capital through investments in intermediate and long-term debt instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  Common Stock Index Portfolio has the investment objective of providing capital appreciation and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Price Index, through investment in common stocks traded on the New York Stock Exchange, the American Stock Exchange and, to a limited extent, in the over-the-counter markets.

  Total Return Portfolio has the investment objective of providing the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk by investing in common stocks, bonds and money market instruments, the proportion of each being continuously determined by the investment adviser.

  International Equity Portfolio has the investment objective of providing long-term capital appreciation. The Portfolio seeks to achieve its objective by investing primarily in equity and equity-related securities of companies that are organized outside of the U.S. or whose securities are principally traded outside of the U.S.

  Real Estate Securities Portfolio has the investment objective of providing maximum total return through current income and capital appreciation. The Portfolio seeks to achieve its objective by investing primarily in securities of U.S. issuers that are principally engaged in or related to the real estate industry including those that own significant real estate assets. The Portfolio will not invest directly in real estate.

  Aon Advisors, Inc. serves as investment adviser to the Life of Virginia Series Fund, Inc.

Oppenheimer Variable Account Funds

  Oppenheimer Variable Account Funds ("OVAF") currently has nine portfolios, six of which are currently available to Owners through Account 4: Oppenheimer Money Fund, Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, and Oppenheimer Multiple Strategies Fund.

  Oppenheimer Money Fund seeks the maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity.

  Oppenheimer High Income Fund seeks a high level of current income from investments in high yield fixed income securities, including unrated securities or high risk securities in the lower rating categories. These securities may be considered to be speculative. Owners should read the complete risk disclosure in the fund prospectus before investing.

  Oppenheimer Bond Fund primarily seeks a high level of current income from investment in high yield fixed income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, it seeks capital growth when consistent with its primary objective.

  Oppenheimer Capital Appreciation Fund seeks to achieve capital appreciation by investing in "growth-type" companies.

  Oppenheimer Growth Fund seeks to achieve capital appreciation by investing in securities of well-known established companies.

  Oppenheimer Multiple Strategies Fund seeks a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

  Oppenheimer Management Corporation serves as investment adviser to the OVAF.

Janus Aspen Series

  Janus Aspen Series ("JAS") currently has seven portfolios, three of which are currently available to Owners through Account 4: Growth Portfolio, Aggressive Growth Portfolio, and Worldwide Growth Portfolio.

  Growth Portfolio has the investment objective of long-term capital growth in a manner consistent with the preservation of capital. The Growth Portfolio is a diversified portfolio that pursues its objective by investing in common stocks of issuers of all sizes. Generally, this portfolio emphasizes issuers with larger market capitalizations.

  Aggressive Growth Portfolio has the investment objective of long-term capital growth in a manner consistent with the preservation of capital. The Aggressive Growth Portfolio will seek to achieve its objective by normally maintaining an average market capitalization between $1 billion and $5 billion.

  Worldwide Growth Portfolio has the investment objective of long-term capital growth in a manner consistent with the preservation of capital. The Worldwide Growth Portfolio will seek to achieve its objective by investing in a diversified portfolio of common stocks of foreign and domestic issuers of all sizes. The portfolio normally invests in issuers from at least five different countries including the United States.

  Janus Capital Corporation serves as investment adviser to JAS.

Insurance Management Series

  The Insurance Management Series ("IMS") currently has five portfolios, two of which, Utility Fund and Corporate Bond Fund, are available to policyowners through Account 4. THE UTILITY FUND AND THE CORPORATE BOND FUND ARE NOT AVAILABLE IN CONNECTION WITH POLICIES ISSUED TO CALIFORNIA POLICYOWNERS.

  Utility Fund has the investment objective of high current income and moderate capital appreciation. The Utility Fund will seek to achieve its objective by investing primarily in equity and debt securities of utility companies.

  Corporate Bond Fund has the investment objective of high current income. The Corporate Bond Fund will seek to achieve its objective by investing primarily in a diversified portfolio of professionally managed fixed-income securities. The fixed income securities in which the Fund intends to invest are lower-rated corporate debt obligations, commonly referred to as "junk bonds". The risks of these securities are described in the prospectus for the IMS, which should be read carefully before investing.

  Federated Advisers serves as investment adviser to the IMS.

                THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES
               AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

  More detailed information concerning the investment objectives and policies of the Funds and their investment advisory services and charges can be found in the current prospectuses for the Funds which accompany or precede this Prospectus and the Funds' current statements of additional information. A current prospectus for each Fund can be obtained by writing or calling Life of Virginia at its Home Office. The prospectus for each Fund should be read carefully before any decision is made concerning the allocation of Premium Payments or transfers among the Investment Subdivisions.

Resolving Material Conflicts

  The Funds are used as investment vehicles for both variable life insurance and variable annuity policies issued by Life of Virginia. In addition, all of the Funds, other than Life of Virginia Series Fund, Inc., are also available to registered separate accounts of insurance companies other than Life of Virginia offering variable annuity and variable life policies. As a result, there is a possibility that an irreconcilable material conflict may arise between the interests of Owners owning Policies whose account values are allocated to Account 4 and of Owners owning policies whose Account Values are allocated to one or more other separate accounts investing in any one of the Funds.

  In addition, Neuberger & Berman Advisers Management Trust, Janus Aspen Series and Life of Virginia Series Fund, Inc. may sell shares to certain retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Owners generally or certain classes of Owners, and such retirement plans or participants in such retirement plans.

  In the event of a material conflict, Life of Virginia will take any necessary steps, including removing Account 4 from the Fund, to resolve the matter. See the individual Fund Prospectus for additional details.


                          TOTAL RETURN AND YIELDS

  From time to time, Life of Virginia may advertise total return and/or yield for the Investment Subdivisions. These figures are based on historical earnings and do not indicate or project future performance. Each Investment Subdivision may, from time to time, advertise performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information appears in the Statement of Additional Information.

  Total returns and yields for the Investment Subdivision are based on the investment performance of the corresponding investment portfolios of the Funds. Each portfolio's performance in part reflects its expenses. See the Prospectuses for the Funds.

  Total return for an Investment Subdivision refers to quotations made assuming that an investment under a Policy has been held in that Investment Subdivision for various periods of time including, but not limited to, a period measured from the date the Investment Subdivision commenced operations. When an Investment Subdivision has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided.

  An average annual total return quotation represents the average annual compounded rate of return that would equate a hypothetical initial investment of $1,000 (as of the first day of the period for which the total return quotation is provided) to the redemption value of that investment (as of the last day of the period). Such quotations show the average annual percentage change in the value of a hypothetical investment during the periods specified. The standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Investment Subdivision (including any surrender charge that would apply if an Owner terminated the Policy at the end of each period indicated, but excluding charges for the Guaranteed Minimum Death Benefit Rider, and any deductions for premium taxes).

  In addition to the standardized version described above, total return performance quotations computed on non-standard bases may be used in advertisements. For example, average annual total return information may be presented, computed on the same basis as described above, except deductions will not include sales or administrative charges. Average annual total returns that exclude sales or administrative expenses, or both, will be greater than standardized average annual total returns for comparable periods. Life of Virginia may from time to time disclose average annual and/or cumulative total return in other non-standard formats.

  The yield of a "money market" Investment Subdivision refers to the income generated by an investment in that Investment Subdivision over a specified seven-day period, which is then annualized. Yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period. The effective yield is calculated similarly but the income earned by an investment in that money market Subdivision is assumed to be reinvested each period. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The yield of an Investment Subdivision (other than a "money market" Subdivision) refers to the income generated by an investment in that Investment Subdivision over a specified 30-day (or one-month) period. The income generated over the period is assumed to be generated and reinvested each month for six months. The resulting semi-annual yield is then doubled.

  Life of Virginia may from time to time also disclose yield, standard total returns, and non-standard total returns for periods prior to the date of inception of the Investment Subdivisions.

  Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of performance data, please refer to the Statement of Additional Information.

  In advertising and sales literature, the performance of each Investment Subdivision may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Investment Subdivisions. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

  Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

  Advertising and sales literature may also compare the performance of each Investment Subdivision to various widely recognized indices. One such index is the Standard & Poor's 500 Composite Stock Price Index, a measure of stock market performance. This unmanaged index does not consider tax consequences or the expense of operating or managing an investment portfolio, and may not consider reinvestment of income dividends.

  Life of Virginia may also report other information including the effect of tax-deferred compounding on an Investment Subdivision's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from the Investment Subdivisions' investments in the Funds are reinvested on a tax-deferred basis.

                                   THE POLICY

  The Policy is an individual flexible premium variable deferred annuity policy. The rights and benefits of the Policy are described below and in the Policies. There may be differences in your Policy because of requirements of the state where your Policy is issued. Any such differences will be included in your Policy.

Purchasing the Policies

  Individuals wishing to purchase a Policy must complete an application and submit it to an authorized registered agent or to Life of Virginia at its Home Office (6610 W. Broad Street, Richmond, Virginia 23230). The minimum initial Premium Payment required under the Policy is $5,000. However, in certain cases where policies are being offered to members of a group of individuals, Life of Virginia may agree to waive the $5,000 initial premium requirement. Acceptance of an application or a premium payment is subject to Life of Virginia's rules, and Life of Virginia reserves the right to reject any application or initial Premium Payment for any lawful reason and in a manner such that similarly situated purchasers are treated in a consistent manner and unfair discrimination is avoided.

  If the application can be accepted in the form received, the initial Premium Payment will be credited to the policy within two Valuation Periods after the later of receipt of the application or receipt of the initial Premium Payment by Life of Virginia at its Home Office. If the initial Premium Payment cannot be credited within five Business Days after receipt by Life of Virginia because the application is incomplete, Life of Virginia will contact the applicant, explain the reason for the delay, and refund the initial Premium Payment immediately, unless the applicant specifically consents to Life of Virginia retaining the initial Premium Payment until the application is made complete. If Life of Virginia retains the initial Premium Payment, it will be credited within two Valuation Periods after the necessary requirements are fulfilled.

  The Owner may make Additional Premium Payments before the earliest of (1) the date which is ten years preceding the maturity date, (2) the date the Annuitant attains age 86 and (3) the date Income Payments begin. Subject to applicable state requirements, Additional Premium Payments must be for $1,000 or more if the policy is a Non-Qualified policy, $50 or more if the policy is an IRA Policy, and $100 or more if the policy is a Qualified Policy other than an IRA Policy. Additional Premium Payments made under Qualified Policies are limited to proceeds from certain qualified plans. Additional Premium Payments are credited as of the next close of business (on a Business Day) following receipt of the payment at the Home Office.

  The Policy Date is generally the date on which both the application was signed and the initial Premium Payment was paid.

  "Policy Years" for the initial Premium Payment are measured from the Policy Date. With regard to the determination of charges attributable to Additional Premium Payments, however, "years" are measured from the receipt of the Additional Premium Payment by Life of Virginia at its Home Office. (See Sales Charges, p. 31.)

Allocation of Premium Payments

  The Owner, by written instructions, allocates Premium Payments among the Investment Subdivisions. The Owner may allocate Premium Payments totally to one Investment Subdivision of Account 4, or partially to any one of the available Investment Subdivisions; however, at any one point in time, the Account Value may not be invested in more than seven Investment Subdivisions. Allocations of less than 10% of any Premium Payment to any one Investment Subdivision are not permitted.

  In those states which require that Premium Payments be returned during the right to examine Policy period (see Examination of Policy (Refund Privilege), p.
27), during an initial period commencing on the date the initial Premium Payment is credited to the Policy, Premium Payments will be placed in the Investment Subdivision that invests exclusively in the Money Market Portfolio of Life of Virginia Series Fund, Inc. The Premium Payments will remain in that subdivision until the earlier of 15 calendar days from the date the initial Premium Payment is credited to the Policy or, if the Policy is not accepted by the Owner, when all amounts due are refunded. At the end of the 15-day period, the Account Value at that time, and all subsequent Premium Payments, will be allocated among the Investment Subdivisions in accordance with the Owner's instructions.

  The Owner may change the allocation of subsequent Premium Payments at any time, without charge, by sending acceptable written notice to Life of Virginia at its Home Office. The allocation will apply to any Premium Payments received after Life of Virginia records the change. The Account Value will vary with the investment performance of the Investment Subdivisions the Owner selects, and the Owner bears the entire investment risk for the Account Value in any particular Investment Subdivision. The allocation of Premium Payments will affect not only the Account Value prior to the Maturity Date, but it may also affect the Death Benefit payable upon an Annuitant's death. The Owner should periodically review his allocation of Account Value in light of market conditions and overall financial planning requirements.

Accumulation of Account Value

  The Policy provides for an accumulation of Account Value prior to the Maturity Date. The Account Value equals the sum of the values of the amounts allocated under the Policy to each Investment Subdivision. Account Value will be determined on a daily basis and will reflect a number of factors, including Premium Payments, partial surrenders, transfers, charges assessed in connection with the Policy, and the investment performance of the shares purchased by the Investment Subdivisions to which the Account Value is allocated. There is no guaranteed minimum Account Value.

  On the date the initial Premium Payment is received and accepted by Life of Virginia, the Account Value equals the initial Premium Payment. Thereafter, prior to the Maturity Date, the Account Value in each Investment Subdivision is determined by multiplying the number of Accumulation Units in that Investment Subdivision credited to the Policy by the current value of an Accumulation Unit for that Investment Subdivision. The number of Accumulation Units is increased by any Additional Premium Payments and any transfers into that Investment Subdivision and decreased by the policy maintenance charge, the Annual Death Benefit Charge (if applicable), any transfers out of that Investment Subdivision, and any full or partial surrenders.

Value of Accumulation Units

  The Accumulation Units of each Investment Subdivision are valued separately. The value of Accumulation Units will change each Valuation Period according to the investment performance of the shares purchased by each Investment Subdivision and the deduction of certain charges from Account 4.

  For each Investment Subdivision, the value of an Accumulation Unit for the first Valuation Period was $10. The value of an Accumulation Unit in an Investment Subdivision for each subsequent Valuation Period equals the value of the Accumulation Unit as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor for that Investment Subdivision for the Valuation Period for which the Accumulation Unit Value is being calculated. The Net Investment Factor is a number representing the change in the value of Investment Subdivision assets on successive Business Days due to investment income, realized or unrealized capital gains or losses, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge.

  The value of an Accumulation Unit for a Valuation Period is the same for each day in the period.

Transfers

  Before Income Payments begin, the Owner may transfer amounts among the Investment Subdivisions that are available at the time of the request by sending a written request to the Home Office. Telephone transfers are subject to Life of Virginia's administrative requirements. All transfers will be effective as of the end of the Valuation Period during which the written or telephone request is received at the Home Office.

  Currently, there is no limit to the number of transfers that may be made; however, Life of Virginia reserves the right to limit, upon written notice, the number of transfers to twelve each calendar year or, if it is necessary in order that the Policy will continue to receive annuity treatment by the Internal Revenue Service, a lower number.

  The first transfer in each calendar month will be made without charge. Thereafter, each time a transfer is made, a transfer charge of $10 will be deducted from the amount transferred. The transfer charge is Life of Virginia's estimate of the average actual cost of present and future typical transfers; Life of Virginia does not expect to make a profit from the process of executing transfers. Once a Policy is issued, the amount of the transfer charge is guaranteed for the life of the Policy.

  After Income Payments begin, if Variable Income Payments are being made, Annuity Units may be transferred among the Investment Subdivisions at the payee's request once each calendar year. No transfer charge will be imposed on such transfers. The transfer will be effective as of the end of the Valuation Period during which Life of Virginia receives written request at its Home Office. The Income Payment amount on the date of the transfer will not be affected by the transfer, although subsequent Variable Income Payments will reflect the investment experience of the selected Investment Subdivisions.

  If the number of Annuity Units remaining in an Investment Subdivision after a transfer is less than 1, then this amount will also be transferred. In addition, transfers are only permitted into an Investment Subdivision if, after the transfer, the number of Annuity Units of that Investment Subdivision is at least 1.

  Where permitted by state law, Life of Virginia reserves the right to refuse to execute any transfer, whether requested before or after income payments begin, if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the mutual funds in which they invest.

Telephone Transfers

  Life of Virginia permits telephone transfers and may be liable for losses resulting from unauthorized or fraudulent telephone transfers if it fails to employ reasonable procedures to confirm that the telephone instructions that it receives are genuine. Therefore, Life of Virginia will employ means to prevent unauthorized or fraudulent telephone requests, such as sending written confirmation, recording telephone requests, and/or requesting other identifying information. In addition, Life of Virginia may require written authorization before allowing Owners to make telephone transfers.

  To request a telephone transfer, Owners should call Life of Virginia's Telephone Transfer Line at 800-772-3844. Life of Virginia will record all telephone transfer requests. Transfer requests received at least one hour prior to the close of the New York Stock Exchange will be executed that business day at that day's prices. Requests received after that time will be executed on the next business day at that day's prices.

Dollar-Cost Averaging

  Owners may elect to have Life of Virginia automatically transfer specified amounts from one of certain designated Investment Subdivisions of Account 4 to any other available Investment Subdivision(s) on a monthly or quarterly basis. This privilege is intended to permit Owners to utilize "Dollar-Cost Averaging," a long-term investment method that provides for regular level investments over a period of time. Life of Virginia makes no representations or guarantees that Dollar-Cost Averaging will result in a profit or protect against loss.

  Owners must complete the Dollar-Cost Averaging section of the application or a Dollar-Cost Averaging Agreement in order to participate in the Dollar-Cost Averaging program. Currently, the Investment Subdivisions available to allocate money for the purpose of Dollar-Cost Averaging include each of the Money Market Investment Subdivisions and the Investment Subdivision which invests in the Limited Maturity Bond Portfolio of the Neuberger & Berman Advisers Management Trust. Money may be allocated to one of these subdivisions as initial premium, additional premium or in the form of a transfer from other Investment Subdivisions within Account 4. Any amount allocated must conform to the minimum amount and percentage requirements, (see Purchasing the Policies, and Allocation of Premium Payments, p. 24.)

  Dollar-Cost Averaging will continue until the entire Account Value in the subdivision designated for Dollar-Cost Averaging is depleted. Prior to that time, the Owner may discontinue Dollar-Cost Averaging by sending Life of Virginia a written cancellation notice. Owners may make changes to their Dollar-Cost Averaging program by calling Life of Virginia's Telephone Transfer Line at 800-772-3844. Also, Life of Virginia reserves the right to discontinue Dollar-Cost Averaging upon 30 days written notice to the Owner.

  For policies issued on or after November 14, 1994, as an alternative to the dollar-cost averaging program described above, Owners may elect to have Life of Virginia automatically transfer specified amounts from the Guarantee Account to any available Investment Subdivision on a monthly or quarterly basis. To make the election, Owners must complete the Dollar-Cost Averaging section of the application or a Dollar-Cost Averaging Agreement. Money may be allocated to the Guarantee Account as an initial or subsequent premium or in the form of a transfer of Account Value from one or more Investment Subdivisions. Such allocations must comply with all applicable minimum amount and percentage requirements (see Purchasing the Policies and Allocation of Premium Payments, p.
24) as well as rules applicable to transfers to the Guarantee Account. Apart from automatic transfers under the Dollar-Cost Averaging Agreement, all rules regarding transfers from the Guarantee Account will apply.

  Owners may designate the amount of value under the policy allocated to the Guarantee Account that is subject to the dollar-cost averaging program. Life of Virginia reserves the right to limit the amount of each automatic transfer to 10% per month of the amount so designated.

  Automatic transfers from the Guarantee Account, as described above, will be made on a first-in-first-out basis until the entire value of the designated amount in the Guarantee Account is depleted. Prior to that time, an Owner may discontinue such automatic transfers by sending Life of Virginia a written notice. Life of Virginia reserves the right to discontinue or modify the alternative Dollar-Cost Averaging program at any time for any reason on 30 days written notice to the Owner.

Powers of Attorney

  As a general rule and as a convenience to Owners, Life of Virginia allows the use of powers of attorney whereby Owners give third parties the right to effect account value transfers on behalf of the Owners. However, when the same third party possesses powers of attorney executed by many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the Funds, can result in higher costs to Owners, and are generally not compatible with the long-range goals of purchasers of the Policies. Life of Virginia believes that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds and this position is shared by the managements of those Funds.

  Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties holding multiple powers of attorney, Life of Virginia may not honor such powers of attorney and has instituted or will institute procedures to assure that the transfer requests that it receives have, in fact, been made by the Owners in whose names they are submitted. However, these procedures will not prevent Owners from making their own Account Value transfer requests.

Examination of Policy (Refund Privilege)

  The Owner may examine the Policy and return it for refund within 10 days after it is received. Unless state law requires that Premium Payments be returned as the refund, the amount of the refund will equal the Account Value with any adjustments required by applicable law or regulation on the date Life of Virginia receives the Policy. If state law requires that Premium Payments be returned, the amount of the refund will equal the greater of (1) the Account Value (without reduction by any surrender charges) plus any amount deducted from the Premium Payments prior to allocation to Account 4 or (2) the Premium Payments made. In certain states the Owner may have more than 10 days to return the policy for a refund. An Owner wanting a refund should return the Policy to Life of Virginia at its Home Office.


                         DISTRIBUTIONS UNDER THE POLICY

Surrender (Withdrawal)

  The Owner may make a full or partial surrender of the Policy at any time before Income Payments begin by sending a written request to Life of Virginia at its Home Office. The Policy must be submitted with a request for a full surrender. In the Policy, a "surrender" is referred to as a "withdrawal."

  Life of Virginia will not permit a partial surrender that is less than $500 or that reduces the Account Value of the Policy to less than $5,000. In the event that a partial surrender request would reduce the Account Value to less than $5,000, Life of Virginia will surrender only that amount of Account Value that would reduce the remaining Account Value to $5,000 and deduct any Surrender Charge from the amount surrendered.

  The amount payable on full surrender of the Policy is the Surrender Value at the end of the Valuation Period during which the request is received. The Surrender Value equals the Account Value on the date Life of Virginia receives a request for surrender less any applicable surrender charge. (See Surrender Charge, p. 32.) Any premium tax paid by Life of Virginia which has not been previously deducted may also be deducted from the Surrender Value, as will any applicable Annual Death Benefit Charge and the Policy Maintenance Charge. (See Annual Death Benefit Charge, p. 31 and Policy Maintenance Charge, p. 31.) The Surrender Value may be paid in a lump sum or under one of the optional payment plans specified in the Policy. (See Optional Payment Plans, p. 35.) Proceeds will generally be paid within seven days of receipt of a request for a surrender. Postponement of payments may occur in certain circumstances. (See Payment Under the Policies, p. 44.)

  Upon partial surrender, the Owner may indicate, in writing, from which Investment Subdivisions the Account Value is to be transferred. If no such written instruction is received with the partial surrender request, the Account Value transferred out will be transferred from the Investment Subdivisions in the same proportion that the Account Value in each Investment Subdivision bears to the total Account Value on the date Life of Virginia receives the written request. A portion of the Policy's surrender charge may be assessed at the time a partial surrender is made. Any applicable surrender charge will be deducted from the amount surrendered. (See Surrender Charge, p. 32.)

  Full and partial surrenders may have federal tax consequences. (See Federal Tax Matters, p. 38)

Systematic Withdrawals

  The Owner may elect to make a series of partial surrenders in equal installments, adding up, in a 12 month period beginning with the date of the first payment, to an amount not to exceed 10% of the Account Value (as of the effective date of the partial surrender), ("Systematic Withdrawals").
Systematic Withdrawals will be available only if no partial surrender has occurred during the policy year of the election of Systematic Withdrawals. If a Systematic Withdrawal program is discontinued, a new program may not be instituted until the next policy year. A surrender charge will not be imposed on Systematic Withdrawals. A surrender charge will however be applied to any additional surrender(s) made during the time Systematic Withdrawal payments are being made, unless all surrender charges have expired, (see Surrender Charge, p. 32.). Systematic Withdrawal payments count as partial surrenders with reduced charges (See Reduced Charges on Certain Surrenders, p. 32.)

  Systematic Withdrawals will be made from any Investment Subdivisions to which Account Value is allocated. Withdrawals will be made from each of the designated Investment Subdivisions in the same proportion that the Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions from which the withdrawals are to be made. At any time while Systematic Withdrawals are being made, each of the designated Investment Subdivisions from which withdrawals are being made must count as one of the seven Investment Subdivisions to which the Account Value of the policy may be allocated at any one time (see Allocation of Premiums, p. 24.).

  After a series of Systematic Withdrawals has begun, the frequency and/or amount of payments may be changed upon request by the Owner, subject to the following rules:

  1)  only one such change may be requested in a calendar quarter;

  2) if the maximum amount was not elected at the time the current series of Systematic Withdrawals was initiated, the remaining payments may be increased;

  3) the total amount to be withdrawn during that 12-month period, including amounts already paid, remains limited to 10% of the Account Value at the time the current series of Systematic Withdrawals was initiated; and

  4) if the current series of Systematic Withdrawals is discontinued, any remaining payments in the current 12-month period will be paid in a lump sum on request.

  Systematic Withdrawals may be discontinued at any time by the Owner by notifying Life of Virginia in writing. Life of Virginia reserves the right to discontinue Systematic Withdrawals upon 30 days written notice to Owners. Otherwise, payments will continue until the earlier of (i) the date on which a Systematic Withdrawal reduces the Account Value for the entire policy below $5,000, or (ii) the date on which the total Account Value in all Investment Subdivisions designated for Systematic Withdrawals is insufficient to provide further payments on the mode in effect.

  If any Systematic Withdrawal would be or becomes less than $50, Life of Virginia reserves the right to reduce the frequency of payments to an interval that would result in each payment being at least $50. Life of Virginia also reserves the right to prohibit simultaneous Systematic Withdrawals and Dollar-Cost Averaging, (see Dollar-Cost Averaging, p. 26.). Additional rules regarding Systematic Withdrawals, available payment modes, and instructions for electing this option are available upon request.

  The amount of each Systematic Withdrawal should be considered as a distribution and taxed in the same manner as a partial surrender of the Policy. However, there is some uncertainty regarding the tax treatment of Systematic Withdrawals, and it is possible that additional amounts may be includible in income. In addition, a 10% penalty tax may, subject to certain exceptions, be imposed on any amounts includible in income due to Systematic Withdrawals. It is uncertain whether Systematic Withdrawals would qualify for an exception to this penalty tax for a series of substantially equal periodic payments made over the life (or life expectancy) of the recipient or the joint lives (or joint life expectancies) of the recipient and his or her beneficiary. For more information, see the "Federal Tax Matters" discussion of Systematic Withdrawals on page 40.

Death Provisions

  Designated Beneficiary. If an Annuitant dies while the Policy is in force and prior to the Maturity Date, the Designated Beneficiary will be treated as the sole owner of the Policy following such a death, subject to the distribution rules set forth below. The Designated Beneficiary will be the first person named as follows who is alive or in existence on the date of the death of an
Annuitant: Final Annuitant, Primary Beneficiary(ies), Contingent Beneficiary(ies), and if no one else is alive, the estate of the sole Annuitant (if no Joint Annuitant was named) or of the Final Annuitant.

  If there is more than one Designated Beneficiary, each Designated Beneficiary will be treated separately according to each Designated Beneficiary's portion of the Policy for purposes of the Policy's death provisions.

  Distribution Rules. If the Annuitant dies before income payments begin and the Designated Beneficiary is the surviving spouse of the deceased Annuitant, the policy will continue in force with the surviving spouse as the new Annuitant. On the surviving spouse's death, the entire interest in the Policy will be paid within 5 years of such spouse's death to the Designated Beneficiary named by the surviving spouse (and if no Designated Beneficiary is named, such payment will be made to the surviving spouse's estate).

  If the Annuitant dies before income payments begin and the Designated Beneficiary is not the surviving spouse of the deceased Annuitant, then unless the Optional Death Benefit is elected as described below, upon receipt of Due Proof of Death, Life of Virginia will pay the Surrender Value in one lump sum payment to, or for the benefit of, the Designated Beneficiary. Instead of receiving a lump sum distribution, the Designated Beneficiary may elect: (1) to continue the policy in force during the five year period following the date of the Annuitant's death and receive the Surrender Value at any time during that period by making a full or partial surrender. No premium payments will be accepted during this period. If at the end of that five year period the entire Surrender Value has not been paid, the policy will terminate and any remaining Account Value will be paid to, or for the benefit of the Designated Beneficiary, or (2) in writing within 60 days after the date of death, apply the Surrender Value under optional payment plans 1 or 2 (described beginning on page 36.) with the first payment to the Designated Beneficiary being made no later than one year after the date of an Annuitant's death. Payments must be made over the life of the Designated Beneficiary, or over a period not exceeding the life expectancy of the Designated Beneficiary.

  If the Designated Beneficiary dies before all required payments have been made, Life of Virginia will make any remaining payments to any person named in writing by the Designated Beneficiary; otherwise, Life of Virginia will pay the Designated Beneficiary's estate.

  These death provisions are designed to comply with the Code requirement that if the Owner dies before the Maturity Date, the entire value of the Policy must generally be distributed within five years of the date of the Owner's death. In the case of Joint Owners, this requirement applies if either of the Joint Owners dies before the Maturity Date.

  If any Annuitant or Designated Beneficiary dies while this Policy is in force and on or after Income Payments have begun, payments made under the Policy will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the Policy.

  Optional Death Benefit. If any Annuitant dies before Income Payments begin and while this policy is in effect, the Designated Beneficiary may request payment of the Death Benefit within 60 days after Life of Virginia receives due proof of an Annuitant's death, and in no case later than one year after the date of death. (For policies issued in the state of Washington, the death benefit available at the death of the Annuitant will become payable unless the Designated Beneficiary elects to continue the Policy, subject to the Death Provisions. The Designated Beneficiary will have a period of 90 days following the date of the Annuitant's death to make such an election.)

  Upon receipt of request for payment of the Death Benefit, the Death Benefit will be paid in one lump sum immediately unless the Designated Beneficiary elects in writing within 60 days of the Annuitant's death to apply the entire Death Benefit under optional payment plans 1 or 2 (described beginning on p. 36.) with the first payment to the Designated Beneficiary being made no later than one year after the date of the Annuitant's death. Payments must be made over the life of, or over a period not exceeding the life expectancy of, the Designated Beneficiary.

  During the first seven Policy Years, the Death Benefit will be the greater of:
(1) the total of premiums paid reduced by the total of any partial surrenders plus their applicable surrender charges, or (2) the Account Value on the date Life of Virginia receives Due Proof of Death. During subsequent seven year periods, the Death Benefit will be the greater of: (1) the Death Benefit on the last day of the previous seven year period, plus any premiums paid since then, less any partial surrenders plus their applicable surrender charges since then, or (2) the Account Value on the date Due Proof of Death is received.

  In certain states, the Death Benefit available at the death of the Annuitant will be the greater of: (1) the total of premiums paid reduced by the total of any partial surrenders and their applicable surrender charges, or (2) the Account Value on the date Life of Virginia receives Due Proof of Death. In those states the benefit will not be recalculated every seven years.

  If the request for payment of the Death Benefit occurs more than 60 days from the date of receipt of due proof of an Annuitant's death, or more than one year after the date of death, the Surrender Value will be payable instead of the Optional Death Benefit. If the Surrender Value, rather than the Death Benefit, is payable, the Policy will remain in force, but the death benefit rules (described beginning on p. 30.) and the distribution rules (described beginning on p. 28.) will apply. Thus the entire interest in the Policy generally must be distributed within 5 years of the Annuitant's death, subject to certain exceptions.

Elective Guaranteed Minimum Death Benefit Rider

  If this rider is attached to the Policy, the Death Benefit under the Policy will be the greater of:

  (bullet) The Death Benefit described under the "Optional Death Benefit" section; or
  (bullet)  The Death Benefit set forth below.

  If any Annuitant dies while the Guaranteed Minimum Death Benefit rider is in effect and before income payments begin, the Designated Beneficiary may request payment of the Death Benefit. Life of Virginia must receive the request for payment within 60 days after it receives due proof of an Annuitant's death, and in no case later than one year after the date of death. If the request is not received by Life of Virginia within these time limits, the Surrender Value will be payable instead of the Death Benefit. If the Death Benefit is paid, the Policy will terminate, and we will have no further obligation under the Policy. THE GUARANTEED MINIMUM DEATH BENEFIT RIDER MAY NOT BE AVAILABLE IN ALL STATES OR MARKETS.

  The Death Benefit will be the greater of the Guaranteed Minimum Death Benefit, or the Account Value of the policy on the date Life of Virginia receives proof of the Annuitant's death or, if later, the date of your request.

  The Guaranteed Minimum Death Benefit is, on the policy date, equal to the premium paid. At the end of each valuation period after such date, the Guaranteed Minimum Death Benefit is the lesser of: (1) the total of all premiums received, multiplied by two, less the amount of any partial surrenders, plus their surrender charges, made prior to or during that valuation period; or (2) the Guaranteed Minimum Death Benefit at the end of the preceding valuation period, increased as specified below, plus any additional premium payments during the current valuation period and less any partial surrenders plus their applicable surrender charges during the current valuation period.

  The amount of the increase for the valuation period will be calculated by applying a factor to the Guaranteed Minimum Death Benefit at the end of the preceding valuation period. Until the anniversary on which the Annuitant attains age 80, the factor is determined for each valuation period at an effective annual rate of 6%, except that with respect to amounts invested in certain Investment Subdivisions shown in the Policy, the increase factor will be calculated as the lesser of: (1) the Net Investment Factor of the Investment Subdivision for the valuation period, minus one, or (2) a factor for the valuation period equivalent to an effective annual rate of 6%. Currently, these subdivisions include the Money Market Investment Subdivisions. With respect to amounts invested in the Guarantee Account, item (1) above is replaced with a factor for the valuation period equivalent to the credited rate(s) that applies to such amount.

  After the anniversary on which the Annuitant attains age 80, the increase factor will be zero.

  There will be a charge made for each year that the rider is in effect for expenses related to the Death Benefit available under the terms of the Guaranteed Minimum Death Benefit rider. (See Annual Death Benefit Charge, p. 31.) The rider will remain in effect while the policy is in force and before income payments begin, or until the policy anniversary following the date of receipt of a written request to terminate the rider.

  If the Annuitant was an Owner or if any Owner was not a natural person, the Distribution Rules described above will apply. Thus, for example, if the Distribution Rules apply, the entire interest in the Policy generally must be distributed within 5 years of the Annuitant's death.

Restrictions on Distributions from Certain Policies

  Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity contract issued under the ORP only upon (1) termination of employment in the Texas public institutions of higher education, (2) retirement, (3) death, or
(4) the participant's attainment of age 70 1/2. Accordingly, before any amounts may be distributed from the contract, proof must be furnished to Life of Virginia that one of these four events has occurred.

  Similar restrictions apply to variable annuity contracts used as funding vehicles for Code Section 403(b) retirement plans. Section 403(b) of the Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of section 403(b), any policy used for a 403(b) plan will prohibit distributions of (i) elective contributions made in years beginning after December 31, 1988,
(ii) earnings on those distributions and (iii) earnings on amounts attributable to elective contributions held as of the end of the last year beginning before January 1, 1989. However, distributions of such amounts will be allowed upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

                             CHARGES AND DEDUCTIONS

Charges Against Account 4

  Mortality and Expense Risk Charge. A charge will be deducted from each Investment Subdivision to compensate Life of Virginia for certain mortality and expense risks assumed in connection with the Policies. The charge will be deducted daily and equals .003446% for each day in a Valuation Period. The effective annual rate of this charge, which is compounded daily, is 1.25% of the average daily net assets of Account 4. Of this amount, approximately .90% is allocated to cover the mortality risks, and approximately .35% is allocated to cover the expense risks. Life of Virginia guarantees that this charge of 1.25% will never increase. Nevertheless, the mortality and expense risk charge (as well as the Annual Death Benefit Charge described below) may be a source of profit for Life of Virginia if proven to be more than sufficient to meet risk-related expenses over the long run.

  The mortality risk assumed by Life of Virginia arises from its contractual obligation to make Income Payments to each payee regardless of how long all payees or any individual payee may live. Although Variable Income Payments will vary in accordance with the investment performance of the shares purchased by each Investment Subdivision, they will not be affected by the mortality experience of persons receiving such payments or of the general population.
This assures each payee that neither the longevity of fellow payees nor an improvement in life expectancy generally will have an adverse effect on the Variable Income Payments received under the Policy. Mortality risk also arises from the possibility that the Death Benefit will be greater than the Account Value.

  The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies.

  Administrative Expense Charge. A charge will be deducted from each Investment Subdivision to compensate Life of Virginia for certain administrative expenses incurred in connection with the Policies. The charge will be deducted daily and equals .000411% for each day in a Valuation Period. The effective annual rate of this charge, which is compounded daily, is .15% of the average daily net assets of Account 4.

Policy Maintenance Charge

  A charge of $25 will be deducted annually from the Account Value of each Policy to compensate Life of Virginia for certain administrative expenses incurred in connection with the Policies. The charge will be deducted at each anniversary, and at surrender. Life of Virginia will waive this charge if the Account Value exceeds $75,000 at the time the charge is due. The policy maintenance charge will compensate Life of Virginia for issuance, processing, start-up and on-going administration expenses. These expenses include the cost of processing applications, establishing Policy records, premium collection, recordkeeping, processing Death Benefit claims, full or partial surrenders, transfers, and reporting and overhead costs. Life of Virginia has set this charge at a level which is intended to recover no more than the actual cost associated with administering the contract. Once a Policy is issued, the amount of the Policy Maintenance Charge is guaranteed for the life of the Policy.

  The annual Policy Maintenance Charge will be allocated among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time the charge is made. Other allocations methods may be available upon request.

Annual Death Benefit Charge

  There will be a charge made each year for expenses related to the Death Benefit available under the terms of the Guaranteed Minimum Death Benefit rider. Life of Virginia deducts this charge through the cancellation of accumulation units at each anniversary and at surrender to compensate it for the increased risks associated with providing the enhanced death benefit. The charge at full surrender will be a pro-rata portion of the annual charge. Life of Virginia guarantees that this charge will never exceed an annual rate of .35% of the prior year's average Guaranteed Minimum Death Benefit.

Sales Charges

  Life of Virginia incurs certain sales and other distribution expenses when the Policies are issued. The majority of these expenses consist of commissions paid for sales of these Policies; however, other distribution expenses are incurred in connection with the printing of prospectuses, conducting seminars and other marketing, sales, and promotional activities. To recover a portion of these expenses, a surrender charge (also referred to as a contingent deferred sales charge) is imposed on full and certain partial surrenders.

  Life of Virginia expects to incur the majority of its distribution expenses in the first policy year. Although the applicable percentage for surrender charges is higher in the years immediately following the receipt of any given Premium Payment, such a charge in any given year is not necessarily related to actual distribution expenses incurred in that year. Life of Virginia expects to recover any shortfall from surrender charge revenues over the life of the Policy from Life of Virginia's General Account, including amounts derived from the mortality and expense risk charge and from mortality gains.

  Set forth below is a general discussion of the amount and nature of the charge, followed by a more technical explanation of how the charge is calculated.

  Surrender Charge (Withdrawal Charge). Surrender charges (also referred to as a contingent deferred sales charge) will be imposed on full and partial surrenders that occur within seven years of any Premium Payments. Surrender charges are made to cover certain expenses relating to the sale of the Policy, including commissions to registered representatives and other promotional expenses. (In the Policy, the "surrender charge" is referred to as the "withdrawal charge.") Surrender charges also apply to proceeds received upon maturity if the Maturity Date occurs within seven years of receipt of a Premium Payment.

  Surrender charges are deducted from the amount surrendered. All or part of the amount surrendered may be subject to charge. Any amount subject to charge is considered a surrender of Premium Payments. Surrender charges are determined using the assumption that Premium Payments are surrendered on a first-in first-out basis, up to the amount surrendered. For each such Premium Payment, the charge is a percentage of the Premium Payment (or portion thereof) surrendered. The charge is calculated separately for each Premium Payment at the time it is surrendered, as specified in the table below.

                Number of Full Years
                 Between the Date of          Surrender Charge as a
                 Receipt of Premium           Percentage of Premium
            Payment and Date of Surrender      Payment Surrendered
                     less than 1                        6%
                          1                             6%
                          2                             5%
                          3                             5%
                          4                             5%
                          5                             4%
                          6                             2%
                      7 or more                         0%


  After all Premium Payments have been surrendered, any remaining Account Value may be surrendered. Surrender charges do not apply after all Premium Payments have been surrendered.

  Reduced Charges on Certain Surrenders. No surrender charge applies to the first surrender of the policy year, if the amount surrendered is not more than 10% of the Account Value at the end of the Valuation Period during which the surrender request is received. If the first surrender of the policy year is a full surrender, or a partial surrender of more than 10% of the Account Value, no surrender charge will apply to a portion of the amount surrendered equal to 10% of the Account Value. Any remaining portion of the amount surrendered may be subject to surrender charges, as described above. The amount subject to charge will not exceed the amount surrendered.

  Waived Surrender Charges for Certain Payment Plans. Surrender charges otherwise applicable will be waived if and to the extent that proceeds are not distributed in a lump sum and are applied to optional payment plans 1, 2 (for a period of five or more years) or 5 (see page 36.).

  Waiver of Surrender Charges in the Event of Hospital or Nursing Facility Confinement. Surrender charges arising from a full surrender or one or more partial surrenders occurring before income payments begin will be waived if:

  An Annuitant is, or has been confined to a state licensed or legally operated hospital or inpatient nursing facility for at least 30 consecutive days; and

  Such confinement begins at least one year after the policy date; and

  An Annuitant was age 80 or younger on the policy date; and

  The request for the full or partial surrender, together with proof of such confinement is received in the Home Office of Life of Virginia while the Annuitant is confined or within 90 days after discharge from the facility.

  For purposes of this provision, Annuitant means either the Annuitant, Joint Annuitant or Final Annuitant, whichever is applicable.

  The waiver of surrender charges in the event of hospital or nursing facility confinement may not be available in all states or all markets.

Transfer Charges

  The Owner may transfer amounts among the Investment Subdivisions. Currently, there is no limit on the number of transfers that may be made; however, Life of Virginia reserves the right to impose such a limit in the future before Income Payments begin. Also, where permitted by state law, Life of Virginia reserves the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the mutual funds in which they invest.

  The first transfer in each calendar month will be made without charge. Thereafter, each time amounts are transferred during that calendar month, a transfer charge of $10 will be deducted from the amount transferred to compensate Life of Virginia for the costs in making the transfer. Life of Virginia does not expect to make a profit on the transfer charge. No transfer charge is imposed on transfers occurring after Income Payments begin.

Governmental Charges

  Premium Taxes. Life of Virginia may deduct a charge for any premium taxes incurred. The premium tax rates incurred by Life of Virginia currently range from 0 to 3.5%. Any applicable premium tax charge may be deducted from either the premium paid or from proceeds, (including benefits for surrender, maturity and death).

  Other Taxes. Under present laws, Life of Virginia will incur state and local taxes (other than premium or similar taxes) in several states. At present, Life of Virginia is not making a charge for these taxes but it reserves the right to charge for such taxes.

  Because of its current status under the Code, Life of Virginia does not expect to incur any federal income tax liability that would be chargeable to Account 4. Based upon this expectation, no charge is being made currently to Account 4 for federal income taxes. If, however, Life of Virginia determines that such taxes may be incurred, it may assess a charge for those taxes from Account 4.

Other Charges

  Because Account 4 purchases shares of the Funds, the net assets of each Investment Subdivision will reflect the investment advisory fee and other expenses incurred by the investment portfolio of the Fund in which the Investment Subdivision invests. For more information concerning these charges, read the individual Fund prospectuses.

Reduction of Charges for Group Sales

  The surrender charge may be reduced for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of expenses incurred by Life of Virginia in connection with the sale of the Policies. The entitlement to such a reduction in such charge will be determined by Life of Virginia based on the following factors:

 (1) The size of the group. Generally, the sales expenses for each individual Owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.

 (2) The total amount of Premium Payments to be received from a group. Per Policy sales and other expenses are generally proportionately less on larger purchase payments than on smaller ones.

 (3) The purpose for which the Policies are purchased. Certain types of plans are more likely to be stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, sales and other expenses can be reduced.

 (4) The nature of the group for which the Policies are being purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, Life of Virginia's sales and other expenses are reduced.

 (5) There may be other circumstances of which Life of Virginia is not presently aware which could result in reduced sales expenses.

  Reductions in this charge will not be unfairly discriminatory against any person including the affected owners and all other owners of Policies. Additional information about charge reductions is available from Life of Virginia at its Home Office.

                                INCOME PAYMENTS

Monthly Income Benefit

  Life of Virginia will pay a Monthly Income Benefit to the Annuitant(s) for a guaranteed minimum period beginning on the Maturity Date. The Monthly Income Benefit will be paid in the form of Variable Income Payments similar to those described in Optional Payment Plan 1, Life Income with 10 Years Certain (automatic payment plan), using the sex and settlement age of the Annuitant(s), unless another election is made by the Owner.

  Under the Life Income with 10 Years Certain plan, income payments will continue for the lifetimes of the Annuitant and any Joint Annuitant. If the Annuitant and any Joint Annuitant die before the end of ten years, the remaining payments for the ten year period will be discounted at the same rate used to calculate the monthly income. This discounted amount will be paid in one sum.

  Unless a different date is chosen on the application for the Policy, the Maturity Date is the Policy anniversary that the Annuitant reaches age 90. The Owner may change the Maturity Date to any date at least 10 years after the date of the most recent premium payment by sending Life of Virginia written notice before the Maturity Date then in effect.

  Prior to the Maturity Date, you, the Owner, may elect, by written notice to the Home Office, to change the payment plan. If you do choose a different plan, the amount of the income payment will reflect the plan chosen. You may elect to receive the Surrender Value in a lump sum instead of receiving income payments. If the Surrender Value is paid, there will be no further obligation under this policy.

  Certain states prohibit the use of actuarial tables that distinguish between men and women in determining benefits for annuity polices issued on the lives of residents. Therefore, policies offered by this Prospectus on the lives of residents of those states have annuity income payments which are based on actuarial tables that do not differentiate on the basis of sex.

Determination of Monthly Income Benefits

  The initial Monthly Income Benefit under the automatic payment plan will be calculated by multiplying (a) times (b) divided by (c) where: (a) is the monthly payment per $1,000, shown under the optional payment plans for Life Income with 10 Years Certain (Joint Life and Survivor Income for Joint Annuitants), using the sex(es) and settlement age(s) of the Annuitant(s), on the Maturity Date; (b) is the Surrender Value on the Maturity Date less any premium taxes paid by Life of Virginia that were not recouped previously by a premium tax charge; and (c) is $1,000. (see Optional Payment Plans for information about subsequent variable income payments.)

  Income Payments will be made monthly unless the Owner elects quarterly, semi-annual or annual payments by written request to Life of Virginia.

  If at the time Income Payments begin, the Owner has not provided Life of Virginia with a written election not to have federal income taxes withheld, Life of Virginia must by law withhold such taxes from the taxable portion of such Income Payments and remit that amount to the federal government. Also, in some other circumstances, Life of Virginia may withhold taxes. (See Direct Rollover and Mandatory Withholding Requirements, p. 43, and Federal Income Tax Withholding, p. 43.) In addition, any proceeds applied under an optional payment plan are subject to the imposition of a premium tax charge in those states which impose such a tax upon annuitization, or deduction of the deferred premium tax in those states which impose such a tax on Life of Virginia for premiums received. (See Premium Taxes, p. 33.)

Optional Payment Plans

  Proceeds payable on the Maturity Date will be paid as described in the Monthly Income Benefit section. Death and surrender proceeds will be paid in one sum. Subject to the rules stated below, and to the death benefit and distribution rules stated above, however, any part of death or surrender proceeds can be left with us and paid under a payment plan. (For the tax treatment of surrender proceeds and death benefits, see Taxation of Partial and Full Surrenders, p. 39, and Taxation of Death Benefit Proceeds, p. 40.) Any proceeds left with us will be applied to calculate the amount of the income. During the Annuitant's life, a payment plan may be chosen. If a Beneficiary is changed, then the payment plan selection is no longer in effect unless a request to continue it is made. The Designated Beneficiary can choose a plan at the death of the Annuitant if one has not been chosen.

  Optional payment plans can provide either Fixed Income Payments or Variable Income Payments as selected by the Owner or the payee. There are currently five optional payment plans available. Optional payment plans 1 through 5 can be used to provide Fixed Income Payments while only optional payment plans 1 and 5 are available to provide Variable Income Payments. A plan and the form of the Income Payments may be designated in the application or by notifying Life of Virginia in writing at its Home Office. If the payee is not a natural person, consent of Life of Virginia is required prior to selecting a plan.

  The effect of choosing a Fixed Income Payment is that the minimum amount of each Income Payment will be calculated on the date the first Income Payment is made and will not change. If Fixed Income Payments are chosen, the proceeds will be transferred to the General Account of Life of Virginia on the date the Income Payments begin. Minimum Fixed Income Payments will be fixed in amount and duration by the optional payment plan chosen and the age and sex of the Annuitant on that date. For further information, the Owner should contact Life of Virginia at its Home Office.

  Fixed Income Payments are based on the current assumed rate of interest as determined by Life of Virginia when Income Payments begin. The assumed interest rate may be changed at the discretion of Life of Virginia; however, the minimum guaranteed interest rate is 3.0%.

  If the Owner, (or the Designated Beneficiary) elects to receive Variable Income Payments under the applicable optional payment (Plan 1 or Plan 5), the proceeds may be allocated among up to seven Investment Subdivisions. The first Variable Income Payment is determined by the optional payment plan chosen and the amount of proceeds applied to the plan. The dollar amount of subsequent Income Payments will reflect the investment experience of the selected Investment Subdivisions and is determined by means of Annuity Units.

  The number of Annuity Units for an Investment Subdivision will be determined when Income Payments begin and will remain fixed unless transferred. (See Transfers p. 25.) The number of Annuity Units for an Investment Subdivision is
(a) divided by (b) where: (a) is the portion of the first Income Payment allocated to an Investment Subdivision; and (b) is the Annuity Unit Value for that Investment Subdivision seven days before the first Income Payment is due. For subsequent payments, the Income Payment amount for an Investment Subdivision is the number of Annuity Units for that Investment Subdivision times the Annuity Unit Value for that Investment Subdivision seven days before the payment is due.

  For each Investment Subdivision, the Annuity Unit Value for the first Valuation Period was $10. The Annuity Unit Value for each subsequent Valuation Period is (a) times (b) times (c) where: (a) is the Net Investment Factor for that period (see Statement of Additional Information -- Net Investment Factor, p. 3.); (b) is the Annuity Unit Value for the immediately preceding Valuation Period; and (c) is the investment result adjustment factor.

  The investment result adjustment factor recognizes an assumed interest rate of 3% per year used in determining the amounts of the Income Payments. This means that if the net investment experience of the Investment Subdivision to which the Annuity Units apply for a given month exceeds the monthly equivalent of 3% per year, the monthly payment will be greater than the previous payment. If the net investment experience for such Subdivision is less than the monthly equivalent of 3% per year, the monthly payment will be less than the previous monthly payment.

  Payments under Plans 1,2,3 or 5 will begin on the date we receive proof of death, on surrender, or on the policy's Maturity Date. Payments under Plan 4 will begin at the end of the first interest period after the date Proceeds are otherwise payable. Plan 4 is not available under Qualified Policies.

  Under all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, Life of Virginia reserves the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable is less than $20, Life of Virginia will pay the Surrender Value in a lump sum. Upon making such a payment, Life of Virginia will have no future obligation under the Policy.

  The fixed income options are shown below. Variable income options, if applicable, have the same initial payment as the corresponding fixed option.

    Plan 1 -- Life Income with Period Certain. Equal monthly payments will be made for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15 or 20 years. Guaranteed amounts payable under this plan will earn interest at 3% compounded yearly. Life of Virginia may increase the interest rate and the amount of any payment. If the payee dies before the end of the guaranteed period, the amount of remaining payments for the minimum period will be discounted at the same rate used in calculating Income Payments. "Discounted" means Life of Virginia will deduct the amount of interest each remaining payment would have earned had it not been paid out early. The discounted amounts will be paid in one sum to the payee's estate unless otherwise provided.

    Plan 2 -- Income for a Fixed Period. Equal periodic payments will be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. Guaranteed amounts payable under this plan will earn interest at 3% compounded yearly. Life of Virginia may increase the interest and the amount of any payment. If the payee dies, the amount of the remaining guaranteed payments will be discounted to the date of the payee's death at the same rate used in calculating Income Payments. The discounted amount will be paid in one sum to the payee's estate unless otherwise provided.

    Plan 3 -- Income of a Definite Amount. Equal periodic payments of a definite amount will be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the Proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If Fixed Income Payments are made under this plan, unpaid Proceeds will earn interest at 3% compounded yearly. Life of Virginia may increase the interest rate; if the interest rate is increased, the payment period will be extended. If the payee dies, the amount of the remaining proceeds with earned interest will be paid in one sum to his or her estate unless otherwise provided.

    Plan 4 -- Interest Income. Periodic payments of interest earned from the proceeds left with Life of Virginia will be paid. Payments can be annual, semi-annual, quarterly, or monthly, and will begin at the end of the first period chosen. Proceeds will earn interest at 3% compounded yearly. Life of Virginia may increase the interest rate and the amount of any payment. If the payee dies, the amount of remaining proceeds and any earned but unpaid interest will be paid in one sum to his or her estate unless otherwise provided. This plan is not available under Qualified Policies.

    Plan 5 -- Joint Life and Survivor Income. Equal monthly payments will be made to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If Fixed Income Payments are made under this Plan, the guaranteed amount payable under this plan will earn interest at 3% compounded yearly. Life of Virginia may increase the interest rate and the amount of any payment. If both payees die before the end of the minimum period, the amount of the remaining payments for the 10-year period will be discounted at the same rate used in calculating Income Payments. The discounted amount will be paid in one sum to the survivor's estate unless otherwise provided.

                              FEDERAL TAX MATTERS

Introduction

  The following discussion is general in nature and is not intended as tax advice. The federal income tax consequences associated with the purchase of a Policy are complex, and the application of the pertinent tax rules to a particular person may vary according to facts peculiar to that person.

  This discussion is based on the law, regulations, and interpretations existing on the date of this prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

  This discussion does not address state or other local tax consequences associated with the purchase of a Policy. In addition, LIFE OF VIRGINIA MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY POLICY OR OF ANY TRANSACTION INVOLVING A POLICY.

Non-Qualified Policies

  Premium Payments. A purchaser of a Policy that does not qualify for the special tax treatment discussed below in connection with Policies used as individual retirement annuities or used with other qualified retirement plans may not deduct or exclude from gross income the amount of the premiums paid. In this discussion, such a Policy is called a "Non- Qualified Policy".

  Tax Deferral During Accumulation Period. In general, until distributions are made or deemed to be made from a Non-Qualified Policy (as discussed below), an Owner who is a natural person is not taxed on increases in the Account Value resulting from the investment experience of Account 4. However, this rule applies only if (1) the investments of Account 4 are "adequately diversified" in accordance with Treasury Department regulations, and (2) Life of Virginia, rather than the Owner, is considered the owner of the assets of Account 4 for federal tax purposes.

   (1) Diversification Requirements. Treasury regulations prescribe the manner in which the investments of a separate account such as Account 4 are to be "adequately diversified." Any failure of Account 4 to comply with the requirements of these regulations would cause each Owner to be taxable currently on the increase in the Account Value.

   Account 4, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury regulations. Although Life of Virginia does not control the investments of the Funds, (other than the Life of Virginia Series Fund, Inc.) it has entered into agreements regarding participation in the Funds which require the Funds to be operated in compliance with the requirements prescribed by the Treasury.

   (2) Ownership Treatment. In certain circumstances, variable contract owners may be considered the owners, for federal tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owners' gross income annually as earned. Several years ago, the Internal Revenue Service (the "Service") stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset [i.e. separate] account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

   The ownership rights under the Policy are similar to, but different in certain respects from, those addressed by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of this Policy has the choice of more Funds to which to allocate premiums and Account Values, and may be able to reallocate more frequently than in such rulings. These differences could result in an Owner being considered, under the standard of those rulings, the owner of the assets of Account 4. To ascertain the tax treatment of its Owners, Life of Virginia has requested, with regard to a policy similar to this Policy, a ruling from the Internal Revenue Service that it, and not its Owners, is the owner of the assets of Account 4 for federal income tax purposes. The Service has informed Life of Virginia that it will not rule on the request until issuance of the promised guidance referred to in the preceding paragraph. Because Life of Virginia does not know what standards will be set forth in regulations or revenue rulings which the Treasury has stated it expects to be issued, Life of Virginia has reserved the right to modify its practices to attempt to prevent the Owner from being considered the owner of the assets of Account 4.

  Frequently, if the Service or the Treasury sets forth a new position which is adverse to taxpayers, the position is applied on a prospective basis only.
Thus, if the Service or the Treasury were to issue regulations or a ruling which treated an Owner as the owner of the assets of Account 4, that treatment might apply only on a prospective basis. However, if the ruling or regulations were not considered to set forth a new position, an Owner might retroactively be determined to be the owner of the assets of Account 4.

  An Owner who is not a natural person -- that is, an entity such as a corporation or a trust -- generally is taxable currently on the annual increase in the Account Value of a Non-Qualified Policy, unless an exception to this general rule applies. Exceptions exist for, among other things, an Owner which is not a natural person but which holds the Policy as an agent for a natural person. The following discussion applies to Policies owned by natural persons.

  In addition, if the Policy's Maturity Date occurs at a time when the Annuitant is at an advanced age, such as over age 85, it is possible that the Owner will be taxable currently on the annual increase in the Account Value.

  Taxation of Partial and Full Surrenders. A distribution is made from a Non-Qualified Policy upon a partial or full surrender. Any amount so distributed upon a partial surrender is includible in income to the extent that the Account Value immediately before the partial surrender exceeds the "investment in the contract" at that time. The amount distributed upon a full surrender is includible in income to the extent that the Policy's Surrender Value exceeds the investment in the contract at the time of surrender. For these purposes, the investment in the contract at any time equals the total of the Premium Payments made for a Policy to that time, less any amounts previously received from the Policy which were not included in income.

  The Policy provides a Death Benefit that in certain circumstances may exceed the greater of the Premium Payments and the Account Value. As described elsewhere in this Prospectus, Life of Virginia imposes certain charges with respect to the Death Benefit. It is possible that some portion of those charges could be treated for federal tax purposes as a partial surrender of the Policy.

  All non-qualified annuity contracts which are issued after October 21, 1988 by Life of Virginia or any of its affiliates with the same person designated as the Owner within the same calendar year will be aggregated and treated as one contract for purposes of determining any tax on distributions.

  The foregoing rules will apply to amounts distributed in connection with the Waiver of Surrender Charges in the Event of Hospital or Nursing Facility Confinement.

  Taxation of Annuity Payments. Amounts may be distributed from a Non-Qualified Policy as payments under one of the five optional payment plans. In the case of optional payment plans other than Plan 4 (Interest Income), typically a portion of each payment is includible in income when it is distributed. Normally, the portion of a payment includible in income equals the excess of the payment over the exclusion amount. The exclusion amount, in the case of Variable Income Payments under Plans 1 and 5, is the amount determined by dividing the "investment in the contract" for the Policy when the payments begin to be made (as defined above) by the number of payments expected to be made (determined by Treasury regulations). Also, in the case of Fixed Income Payments under Plans 1, 2, 3, and 5, the exclusion amount is the amount determined by multiplying the payment by the ratio of such investment in the contract, adjusted for any period-certain or refund feature, to the Policy's "expected return" (determined under Treasury regulations). However, payments which are received after the investment in the contract has been fully recovered -- i.e., after the sum of the excludable portions of the payments equal the investment in the contract -- will be fully includible in income. On the other hand, should the payments cease because of the death of the Annuitant before the investment in the contract has been fully recovered, the Annuitant (or, in certain cases, the Designated Beneficiary) is allowed a deduction for the unrecovered amount.

  If amounts have become payable under the Policy (such as where the Owner elects to surrender an amount, or where the Designated Beneficiary elects to receive amounts payable under the Optional Death Benefit and if the Distribution Rules (described beginning on page 28.) do not apply to such amount, the amount will be treated as a partial or full surrender for federal income tax purposes if applied under an optional payment plan later than 60 days after the time when the amount became payable. Thus, if such an amount is applied under an optional payment plan after the 60 day period, it will be treated as a partial or full surrender, even though no amounts may have been distributed from the Policy.

  In the case of Plan 4, the proceeds left with Life of Virginia are considered distributed for tax purposes at the time Plan 4 takes effect, and are taxed in the same manner as a full surrender of the Policy, as described above. The periodic interest payments are includible in the recipient's income when they are paid or made available. In addition, if amounts are applied under Plan 3 when the payee is at an advanced age, such as age 80 or older, it is possible that such amounts would be treated in a manner similar to that under Plan 4.

  Taxation of Systematic Withdrawals. In the case of Systematic Withdrawals, described on page 28, the amount of each withdrawal should be considered as a distribution and taxed in the same manner as a partial surrender of the Policy, as described above. However, there is some uncertainty regarding the tax treatment of Systematic Withdrawals, and it is possible that additional amounts may be includible in income.

  Taxation of Death Benefit Proceeds. Amounts may be distributed before the maturity date from a Non-Qualified Policy because of the death of the Annuitant. Such Death Benefit Proceeds are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Policy, as described above (substituting the Death Benefit Proceeds for the Surrender Value), or (2) if distributed under an optional payment plan, they are taxed in the same manner as annuity payments, as described above.

  Penalty Tax on Premature Distributions. Subject to certain exceptions, a penalty tax is also imposed on the foregoing distributions from a Non-Qualified Policy, equal to 10 percent of the amount of the distribution that is includible in income. The exceptions provide, however, that this penalty tax does not apply to distributions made (1) on or after the recipient attains age 59-1/2, (2) because the recipient has become disabled (as defined in the tax law), (3) on or after the death of the Owner, or if such Owner is not a natural person, on or after the death of the primary annuitant under the Policy (as defined in the tax law), or (4) as part of a series of substantially equal periodic payments over the life (or life expectancy) of the recipient or the joint lives (or life expectancies) of the recipient and his or her designated beneficiary. In the case of Systematic Withdrawals, it is uncertain whether such withdrawals will qualify for exception (4) above. In addition, a transfer between Investment Subdivisions may result in payments not qualifying for exception
(4) above.

  Assignments and Loans. An assignment or pledge of (or an agreement to assign or pledge) a Non-Qualified Policy is taxed in the same manner as a partial surrender, as described above, to the extent of the value of the Policy so assigned or pledged. The investment in the contract is increased by the amount includible as income with respect to such assignment or pledge, though it is not affected by any other amount in connection with the assignment or pledge (including its release).

Qualified Policies

  The following sections describe tax considerations of Policies used as Individual Retirement Annuities or other qualified retirement plans ("Qualified Policies"). Life of Virginia does not currently offer all of the types of Qualified Policies described, and may not offer them in the future. Prospective purchasers of Qualified Policies should therefore contact Life of Virginia's Home Office to ascertain the availability of Qualified Policies at any given time.

IRA Policies

  Premium Payments. A Policy that meets certain requirements set forth in the tax law may be used as an individual retirement annuity (i.e., an "IRA Policy"). Both the amount of the Premium Payments that may be paid, and the tax deduction that the Owner may claim for such Premium Payments, are limited under an IRA Policy.

  In general, the Premium Payments that may be made for any IRA Policy for any year are limited to the lesser of $2,000 or 100 percent of the Owner's earned income for the year. Also, in the case of an individual who has a noncompensated spouse, Premium Payments may be made into an IRA Policy for the benefit of the spouse. In such a case, however, the Premium Payments that may be made for the spouse's IRA Policy for any year are limited to the lesser of $2,000 or the excess of (1) $2,250 (or, if less, 100 percent of the individual's earned income) over (2) the individual's Premium Payments for his or her own IRA Policy. An excise tax is imposed on IRA contributions that exceed the law's limits.

  The deductible amount of the Premium Payments made for an IRA Policy for any taxable year (including a Policy for a noncompensated spouse) is limited to the amount of the Premium Payments that may be paid for the Policy for that year. Furthermore, a single person who is an active participant in a qualified retirement plan (that is, a qualified pension, profit-sharing, or annuity plan, a simplified employee pension plan, or a "section 403(b)" annuity plan, as discussed below) and who has adjusted gross income in excess of $35,000 may not deduct Premium Payments, and such a person with adjusted gross income between $25,000 and $35,000 may deduct only a portion of such payments. Also, married persons who file a joint return, one of whom is an active participant in a qualified retirement plan, and who have adjusted gross income in excess of $50,000 may not deduct Premium Payments, and those with adjusted gross income between $40,000 and $50,000 may deduct only a portion of such payments. Married persons filing separately may not deduct Premium Payments if either the taxpayer or the taxpayer's spouse is an active participant in a qualified retirement plan.

  In applying these and other rules applicable to an IRA Policy, all individual retirement accounts and annuities owned by an individual are treated as one contract, and all amounts distributed during any taxable year are treated as one distribution.

  Tax Deferral During Accumulation Period. Until distributions are made from an IRA Policy, increases in the Account Value of the Policy are not taxed. IRA Policies generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The Policy provides a Death Benefit that in certain circumstances may exceed the greater of the Premium Payments and the Account Value. Life of Virginia plans to ask the Service to approve use of the Policy, as to form, as an IRA policy, but there is no assurance that such approval will be granted.

  Taxation of Distributions and Rollovers. If all Premium Payments made to an IRA Policy were deductible, all amounts distributed from the Policy are included in the recipient's income when distributed. However, if nondeductible Premium Payments were made to an IRA Policy (within the limits allowed by the tax law), a portion of each distribution from the Policy typically is included in income when it is distributed. In such a case, any amount distributed as an annuity payment or in a lump sum upon death or a full surrender is taxed as described above in connection with such a distribution from a Non-Qualified Policy, treating as the investment in the contract the sum of the nondeductible Premium Payments at the end of the taxable year in which the distribution commences or is made (less any amounts previously distributed that were excluded from income). Also in such a case, any amount distributed upon a partial surrender is partially includible in income. The includible amount is the excess of the distribution over the exclusion amount which in turn equals the distribution multiplied by the ratio of the investment in the contract to the Account Value.

  In any event, subject to the direct rollover and mandatory withholding requirements (discussed below) amounts may be "rolled over" from a qualified retirement plan to an IRA Policy (or from one individual retirement annuity or individual retirement account to an IRA policy) without incurring tax if certain conditions are met. Only certain types of distributions from qualified retirement plans or individual retirement annuities may be rolled over.

  Penalty Taxes. Subject to certain exceptions, a penalty tax is also imposed on distributions from an IRA Policy equal to 10 percent of the amount of the distribution includible in income. (Amounts rolled over from an IRA Policy generally are excludable from income.) The exceptions provide, however, that this penalty tax does not apply to distributions made (1) on or after age 59-1/2, (2) on or after death or because of disability (as defined in the tax law), or (3) as part of a series of substantially equal periodic payments over the life (or life expectancy) of the recipient or the joint lives (or joint life expectancies) of the recipient and his or her designated beneficiary. In addition to the foregoing, failure to comply with a minimum distribution requirement will result in the imposition of a penalty tax of 50 percent of the amount by which a minimum required distribution exceeds the actual distribution from an IRA Policy. Under this requirement, distributions of minimum amounts from an IRA Policy as specified in the tax law must commence by April 1 of the calendar year following the calendar year in which the Annuitant attains age 70-1/2, or when he retires, whichever is later. Further, after 1988, such distributions generally must begin by April 1 of the calendar year in which the employee attains age 70-1/2 regardless of whether he or she has retired.

Simplified Employee Pension Plans

  An employer may use a Policy to establish for an employee an individual retirement annuity plan known as a "simplified employee pension plan" (or "SEP"), if certain requirements set forth in the tax law are satisfied. Premium Payments may be made into a Policy used in a SEP generally in accordance with the rules applicable to individual retirement annuities, though with expanded contribution limits. Such payments are deductible by the employer and are not includible in the income of the employee. The taxation of distributed amounts generally follows the rules applicable to individual retirement annuities.

  In particular, employers should consider that IRA Policies generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The Policy provides a Death Benefit that in certain circumstances may exceed the greater of the Premium Payments and the Account Value. Life of Virginia plans to ask the Service to approve use of the Policy, as to form, as an IRA Policy, but there is no assurance that such approval will be granted.

Section 403(b) Annuities

  Premium Payments. Premiums paid for a Policy on behalf of an employee by a public educational institution or certain other tax-exempt employers are not included in the employee's income if the Policy meets certain requirements set forth in the tax law. There are a number of limitations on contributions to a "Section 403(b) Policy". For example, Premium Payments made as elective deferrals through a salary reduction agreement with an employee generally are limited to $9,500 per year (or, if greater, $7,000 per year as adjusted by the Service for cost of living increases). (Note that contributions to certain other qualified retirement plans, such as Section 401(k) plans or to SEP plans, by the Owner may reduce these limits on elective deferrals.) Other limitations may be more restrictive.

  In applying these and other rules applicable to a Section 403(b) Policy, that Policy and all similar contracts purchased by the same employer for the same employee are treated as one contract.

  Tax Deferral During Accumulation Period. Until distributions are made from a Section 403(b) Policy, increases in the Account Value are not taxed.

  Purchasers should consider that the Policy provides a Death Benefit that in certain circumstances may exceed the greater of the Premium Payments and the Account Value. It is possible that such Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a Section 403(b) Policy. Even if the Death Benefit under the Policy were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance policy as part of his or her Section 403(b) Policy.

  Taxation of Distributions and Rollovers. If no portion of the premiums paid into a Section 403(b) Policy were includible in the employee's income, all amounts distributed from the Policy are included in the recipient's income when distributed. However, if Premium Payments were made to a
Section 403(b) Policy which were includible in the employee's income, a portion of each distribution from the Policy typically is included in income when it is distributed. In such a case, any amount distributed as an annuity payment or in a lump sum upon death or a full surrender is taxed as described above in connection with such a distribution from a Non-Qualified Policy, treating as the investment in the contract the sum of the Premium Payments made into the Policy which were not excluded from income as of the time the distribution commences or is made (less any amounts previously distributed that were excluded from income). Also in such a case, any amount distributed upon a partial surrender is partially includible in income. The includible amount is the excess of the distribution over the exclusion amount, which in turn equals the distribution multiplied by the ratio of the investment in the contract to the Account Value.

  In any event, subject to the direct rollover and mandatory withholding requirements (discussed below), amounts may be rolled over from a Section 403(b) Policy (or similarly qualifying contract) to another Section 403(b) Policy (or similarly qualifying contract) or to an individual retirement account or individual retirement annuity without incurring tax if certain conditions are met. Only certain types of distributions may be rolled over.

  Beginning in 1989, a Section 403(b) Policy is required to prohibit distributions of amounts attributable to elective deferrals and earnings thereon (made under a salary reduction agreement) prior to age 59-1/2, separation from service, death or disability. Distributions of elective deferrals (but not any income earned thereon) may nonetheless be permitted in the case of hardship.

  Penalty Taxes. Subject to certain exceptions, a penalty tax is also imposed on distributions from a Section 403(b) Policy equal to 10 percent of the amount of the distribution includible in income. (Amounts rolled over from a Section 403(b) Policy generally are excludable from income, although various withholding requirements may nonetheless apply to such amounts, as discussed below). The exceptions provide, however, that this penalty tax does not apply to distributions made (1) on or after age 59-1/2, (2) on or after death or because of disability (as defined in the tax law), (3) as part of a series of substantially equal periodic payments beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary, or (4) after separation from service after attainment of age 55.

  In addition to the foregoing, failure to comply with a minimum distribution requirement will result in the imposition of a penalty tax of 50 percent of the amount by which a minimum required distribution exceeds the actual distribution from a Section 403(b) Policy. Under this requirement, in the case of benefits accrued after December 31, 1986, distributions of minimum amounts specified by the tax law must commence by April 1 of the calendar year following the calendar year in which the employee attains age 70-1/2, or when he retires, whichever is later. Further, after 1988, such distributions generally must begin by April 1 of the calendar year following the calendar year in which the employee attains age 70-1/2, regardless of whether he or she has retired.

Other Qualified Retirement Plans

  Premium Payments. Premium Payments made by an employer for a Policy used in connection with a pension, profit-sharing, or annuity plan qualified under section 401 or 403(a) of the Code are deductible by the employer within certain limits. Such payments are also excludable from the income of the employee within certain limits.

  Tax Deferral and Taxation of Distributions. The deferral of taxation on Account Value increases and the tax treatment of distributed amounts (including the penalty tax) described above in the case of IRA Policies and
Section 403(b) Policies generally applies with respect to amounts held under or distributed from Policies used in connection with other qualified retirement plans. For Policies and amounts distributed therefrom to be eligible for such treatment, certain requirements specified in the tax law must be satisfied.

  The Policy provides a Death Benefit that in certain circumstances may exceed the greater of the Premium Payments and the Account Value. It is possible that such Death Benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental death benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants but only to the extent of the costs of such benefits.

Legal and Tax Advice for Qualified Plans

  The requirements of the tax law applicable to all qualified retirement plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, a prospective purchaser of a Policy to be used in connection with any such plan should seek competent legal and tax advice regarding the suitability of the Policy for the situation involved, the applicable requirements, and the treatment of the rights and benefits under a Policy so used.

Direct Rollover and Mandatory Withholding Requirements

  If a Policy is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a
Section 403(b) Policy, any "eligible rollover distribution" from the Policy will be subject to the new direct rollover and mandatory withholding requirements enacted by Congress in 1992. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, or section 403(b) annuity or custodial account, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code and distributions which are part of a "series of substantially equal periodic payments" made for the life or a specified period of 10 years or more). Under these new requirements, withholding at a rate of 20 percent will be imposed on any eligible rollover distribution received from the Policy. Unlike withholding on certain other amounts distributed from the Policy, discussed below, the recipient cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20 percent withholding will not apply if, instead of receiving the eligible rollover distribution, the plan participant elects to have it directly transferred to certain qualified retirement plans. Prior to receiving an eligible rollover distribution, the plan participant will receive notice (from the plan administrator or Life of Virginia) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20 percent withholding by electing a direct transfer.

Federal Income Tax Withholding

  Amounts distributed from a Policy, to the extent includible in income under the federal tax laws, are subject to federal income tax withholding. Life of Virginia will withhold and remit a portion of such amounts to the U.S. Government unless properly notified by the Owner or other payee, at or before the time of the distribution, that he or she chooses not to have any amounts withheld. In some instances, however, Life of Virginia may be required to withhold amounts. (See the discussion above regarding withholding requirements applicable to distributions from various qualified retirement plans including Section 403(b) policies.)

                             GENERAL PROVISIONS

The Owner

  The Owner or Joint Owners are designated in the application. (Joint Owners own the Policy equally with the right of survivorship.) The Owner or Joint Owners may exercise all of the rights and privileges under the Policy, subject to the rights of any beneficiary named irrevocably, and any assignee under an assignment filed with Life of Virginia. Disposition of the Policy is subject to the Policy's death provisions (see Death Provisions, p. 28.). All Owners who are natural persons must be Annuitants. If any Annuitant dies while this policy is in force and before income payments begin, the Designated Beneficiary will become the sole owner of the Policy following such a death, subject to the distribution rules in the Policy's death provisions. The Designated Beneficiary will be the first person named as follows who is alive or in existence on the date of the death of an Annuitant: Final Annuitant, Primary Beneficiary(ies), Contingent Beneficiary(ies), and if no one else is alive, the estate of the sole Annuitant (if no Joint Annuitant was named) or of the Final Annuitant.

  The Designated Beneficiary, for purposes of the required distribution rules of Section 72(s) of the Code, will receive the required distribution if the Owner dies prior to the Maturity Date. The required distribution is more fully described in Death Provisions, p. 28.

The Annuitant

  The Annuitant is the person designated to receive the Monthly Income Benefit beginning on the Maturity Date. He/she is named in the application. The Annuitant's age and sex are used to determine the amount of the guaranteed monthly income payment.

The Beneficiary

  One or more Primary and Contingent Beneficiary(ies) may be designated by the Owner in the application. If changed, the Primary Beneficiary or Contingent Beneficiary is as shown in the latest change filed with Life of Virginia.

Changes By the Owner

  If any Owner is a trust, such trust can be changed at any time until the death of an Annuitant, if this right was reserved. The new Owner must also be a trust for the benefit of the same Annuitant and the same Joint Annuitant, if any. Also, until the death of an Annuitant, the Owner can change the Beneficiary, if this right was reserved. Except as just described, neither the Owner nor the Beneficiary can be changed. In addition, no changes in the Annuitant or Joint Annuitant are permitted.

  To make a change, a written request must be sent to Life of Virginia at its Home Office. The request and the change must be in a form satisfactory to Life of Virginia and must actually be received by the Company. The change will take effect as of the date the request is signed by the Owner. The change will be subject to any payment made before the change is recorded by Life of Virginia.

Payment under the Policies

  Life of Virginia will usually pay any amounts payable as a result of a full or partial surrender within seven days after it receives a written request at its Home Office in a form satisfactory to it. Life of Virginia will usually pay any Death Benefit within seven days after it receives Due Proof of Death. Amounts payable as a result of a full or partial surrender, death of the Annuitant or the Maturity Date may be postponed whenever: (i) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Commission; or (ii) the Commission by order permits postponement for the protection of Owners; or (iii) an emergency exists, as determined by the Commission, as the result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of Account 4.

  Payments under a Policy which are derived from any amount paid to Life of Virginia by check or draft may be postponed until such time as Life of Virginia is satisfied that the check or draft has cleared the bank upon which it is drawn.

  If, at the time the Owner makes a full or partial surrender request, he or she has not provided Life of Virginia with a written election not to have federal income taxes withheld, Life of Virginia must by law withhold such taxes and remit that amount to the federal government. Moreover, the Code provides that a 10% penalty will be imposed on certain early surrenders. (See Federal Tax Matters)

  Any Death Benefit proceeds that are paid in one lump sum will include interest from the date of receipt of Due Proof of Death to the date of payment. Interest will be paid at a rate set by Life of Virginia, or by law if greater. The minimum interest rate which will be paid is 2.5%. Interest will not be paid beyond one year or any longer time set by law.

                        DISTRIBUTION OF THE POLICIES

  The Policies will be sold by individuals who, in addition to being licensed to sell variable annuity policies for Life of Virginia, are also registered representatives of Forth Financial Securities Corporation, the principal underwriter of the Policies, or of broker-dealers who have entered into written sales agreements with the principal underwriter.
Forth Financial Securities Corporation is a wholly-owned subsidiary of Combined Insurance Company of America as is Life of Virginia. Forth Financial Securities Corporation, an affiliate of Life of Virginia, is a Virginia corporation located at 6610 W. Broad St., Richmond, Virginia 23230. Forth Financial Securities Corporation is registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Forth Financial Securities Corporation also serves as principal underwriter for variable life insurance policies issued by Life of Virginia. However, no amounts have been retained by Forth Financial Securities Corporation for acting as principal underwriter of the Life of Virginia policies.

  Writing agents of Life of Virginia will receive commissions based on a commission schedule and rules. Commissions depend on the premiums paid. The agent will receive a commission of 3% of the initial premium paid and any Additional Premium Payments.

  Agents may also be eligible to receive certain bonuses and allowances, as well as retirement plan credits, based on commissions earned. Field management of Life of Virginia receives compensation which may be based in part on the level of agent commissions in their management units. Broker-dealers and their registered agents will receive first-year and subsequent year commissions equivalent to the total commissions and benefits received by the field management and writing agents of Life of Virginia.

                         VOTING RIGHTS AND REPORTS

  To the extent required by law, Life of Virginia will vote the Funds' shares held in Account 4 at regular and special shareholder meetings of the Funds, in accordance with instructions received from persons having voting interests in Account 4. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, Life of Virginia determines that it is permitted to vote Fund shares in its own right, it may elect to do so.

  Before Income Payments begin, the Owner exercises the voting rights under the Policy. After Income Payments begin, the person receiving the Income Payments has the voting interests. Before Income Payments begin, the number of votes which each Owner has the right to instruct will be determined for a portfolio by dividing a Policy's Account Value in the subdivision investing in that portfolio by the net asset value per share of the portfolio. Fractional shares will be counted. After Income Payments begin, the number of votes after the first Income Payment is received will be determined by dividing the reserve for such Policy allocated to the Investment Subdivision by the net asset value per share of the corresponding portfolio. After Income Payments begin, the reserves attributable to a Policy decrease as the reserves allocated to the Investment Subdivision decrease. Fractional shares will be counted.

  The number of votes which the Owner has the right to instruct will be determined as of the date coincident with the date established by a particular Fund for determining shareholders eligible to vote at the meeting of that Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by that Fund.

  Life of Virginia Series Fund also serves as an investment vehicle for variable life insurance policies sold by Life of Virginia. The Funds other than Life of Virginia Series Fund also serve as investment vehicles for variable life insurance policies sold by Life of Virginia as well as for other variable life insurance and variable annuity policies sold by insurers other than Life of Virginia and funded through other separate investment accounts. Persons owning all such other policies as well as the persons receiving income payments under all such other policies will enjoy similar voting rights. Life of Virginia will vote Fund shares held in Account 4 as to which no timely instructions are received, and Fund shares held in Account 4 that it owns as a consequence of accrued charges under the Policies and other variable annuity policies supported by Account 4, in proportion to the voting instructions which are received with respect to all policies funded through Account 4. Each person having a voting interest will receive proxy materials, reports and other materials relating to the appropriate portfolio.

                             LEGAL PROCEEDINGS

  There are no legal proceedings to which Account 4 is a party or to which the assets of the Account are subject. Neither Life of Virginia nor Forth Financial Securities Corporation is involved in any litigation that is of material importance in relation to its total assets or that refers to Account 4.



                    STATEMENT OF ADDITIONAL INFORMATION
                             TABLE OF CONTENTS

                                                                      Page

The Life Insurance Company of Virginia  . . . . . . . . . . . . . . .  3
The Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
  Transfer of Annuity Units . . . . . . . . . . . . . . . . . . . . .  3
  Net Investment Factor . . . . . . . . . . . . . . . . . . . . . . .  3
Termination of Participation Agreements . . . . . . . . . . . . . . .  4
Calculation of Performance Data . . . . . . . . . . . . . . . . . . .  4
  Money Market Investment Subdivisions  . . . . . . . . . . . . . . .  4
  Other Investment Subdivisions . . . . . . . . . . . . . . . . . . .  5
Federal Tax Matters . . . . . . . . . . . . . . . . . . . . . . . . .  7
  Taxation of Life of Virginia  . . . . . . . . . . . . . . . . . . .  7
  IRS Required Distributions  . . . . . . . . . . . . . . . . . . . .  7
General Provisions  . . . . . . . . . . . . . . . . . . . . . . . . .  8
  Using the Policies as Collateral  . . . . . . . . . . . . . . . . .  8
  Non-Participating . . . . . . . . . . . . . . . . . . . . . . . . .  8
  Evidence of Death, Age, Sex or Survival . . . . . . . . . . . . . .  8
  Misstatement of Age or Sex  . . . . . . . . . . . . . . . . . . . .  8
  Incontestability  . . . . . . . . . . . . . . . . . . . . . . . . .  8
  Annual Statement  . . . . . . . . . . . . . . . . . . . . . . . . .  8
  Written Notice  . . . . . . . . . . . . . . . . . . . . . . . . . .  8
Distribution of the Policies  . . . . . . . . . . . . . . . . . . . .  9
Legal Developments Regarding Employment-Related Benefit Plans . . . .  9
Safekeeping of the Assets of Separate Account 4 . . . . . . . . . . .  9
Additions, Deletions, or Substitutions  . . . . . . . . . . . . . . .  9
State Regulation of Life of Virginia  . . . . . . . . . . . . . . . . 10
Legal Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
Experts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . 10

                        SUPPLEMENT TO PROSPECTUS
                           DATED MAY 1, 1995
                FOR LIFE OF VIRGINIA SEPARATE ACCOUNT 4

General Information

  Contributions and/or transfers to the Guarantee Account, as described below, become part of the General Account of Life of Virginia. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, (the "1933 Act"), and the General Account is not registered as an investment company under the Investment Company Act of 1940, (the "1940 Act"). Accordingly, neither the General Account nor any interests therein are subject to the provisions of the 1933 Act or the 1940 Act, and the information in this supplement has not been reviewed by the staff of the Securities and Exchange Commission. Disclosure regarding the Guarantee Account and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Guarantee Account

  The Owner may allocate premium payments to the Guarantee Account or transfer amounts between the Guarantee Account and the Investment Subdivisions of Separate Account 4. Upon maturity or surrender of the policy, any amount in the Guarantee Account is added to the Account Value in the Separate Account, and, after deduction of any applicable surrender charge, is paid in a lump sum, or applied under an optional payment plan, (see Income Payments, p. 35.). Amounts allocated or transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation. This rate is guaranteed to be at least 4% per annum, however a higher rate of interest may be credited. Any interest credited in excess of the guaranteed interest rate of 4% per annum will be determined at the sole discretion of Life of Virginia. Life of Virginia has no obligation to credit excess interest. With respect to each amount allocated, the interest rate in effect at the time of allocation will be credited for one year from that date. Each year for which a particular interest rate is guaranteed with respect to a particular allocation is the interest rate guarantee period. At the end of the interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence with respect to that portion of the account value in the Guarantee Account represented by that particular allocation.

Charges

  The Mortality and Expense Risk and Distribution Expense charges are not deducted from the Guarantee Account. Such charges are borne solely by the Separate Account. The Annual Policy Maintenance Charge and the Annual Death Benefit Charge, if applicable, will be deducted from the Guarantee Account if there is no account value in the Separate Account. If there is insufficient account value in the Separate Account at the time the charges are deducted, the excess of these charges over the amount deducted from the Separate Account will be deducted from the Guarantee Account. (See Policy Maintenance Charge, p. 31.).

  Surrender charges apply to account values allocated to the Guarantee Account in the same manner in which these charges apply to account values allocated to the Separate Account.

Transfers

  The Owner may transfer amounts between the Guarantee Account and the Investment Subdivisions of Account 4. Transfers will be effective on the date the Owner's transfer request is received by Life of Virginia. With respect to transfers between the Guarantee Account and the Investment Subdivisions of Account 4, the following restrictions may be imposed:

 Transfers from any particular allocation to the Guarantee Account to subdivisions of Account 4 may be made only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. Life of Virginia may limit the amount which may be transferred, but that amount will not be limited to less than 25% of that particular allocation of the Guarantee Account, plus any accrued interest on that amount.

 No transfers from any subdivision of Account 4 to the Guarantee Account may be made during the six month period following the transfer of any amount from the Guarantee Account to any subdivisions of the Separate Account.

  In all other respects, the rules and charges applicable to transfers between the various Investment Subdivisions of the Separate Account will apply to transfers involving the Guarantee Account.

Surrenders

  Surrenders may be made from the Guarantee Account in addition to the
Separate Account, (see Distributions Under the Policy, p. 27.).   If a
partial surrender is requested, the Owner may specify the accounts from which the deduction should be made. If no account is specified, the amount of the partial surrender will be deducted first from the Investment Subdivisions of the Separate Account on a pro-rata basis, in proportion to the Account Value in the Separate Account. Any amount remaining will be deducted from the Guarantee Account. Deductions from the Guarantee Account will be taken from the amounts, (including interest credited to such amounts), which have been in the Guarantee Account for the longest period of time.

Deferral of Payment

  Life of Virginia may defer payment of any amount from the Guarantee Account for up to six months. Payment will not be deferred if applicable law requires earlier payment, or if the amount payable is to be used to pay premiums on policies in force with the company.

    THE GUARANTEE ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES OR MARKETS

                             Dated May 1, 1995
                   The Life Insurance Company of Virginia
                          6610 West Broad Street
                          Richmond, Virginia 23230

                       SUPPLEMENT DATED MAY 30, 1995
                      TO PROSPECTUS DATED MAY 1, 1995

                    Life of Virginia Separate Account 4


  As of the date of this supplement, Policyowners in the State of California may invest in the three Investment Subdivisions of Separate Account 4 that were previously unavailable to them. These are the ones investing in shares of the Contrafund Portfolio of the Variable Insurance Products Fund II, and the ones investing in shares of the Utility Fund and the Corporate Bond Fund of the Insurance Management Series.

                   The Life Insurance Company of Virginia
                           6610 West Broad Street
                         Richmond, Virginia  23230



        SUPPLEMENT DATED JULY 11, 1995 TO PROSPECTUS DATED MAY 1, 1995

                        Life of Virginia Separate Account 4

                                Form P1142 4/94

   Pursuant to investment advisory agreements between Aon Advisors, Inc. ("AAI") and Life of Virginia Series Fund, Inc. (the "Fund"), AAI has agreed to reimburse each of the portfolios of the Fund for any operating expenses in excess of certain limits established for the portfolio. The total annual expenses for Common Stock Index Portfolio and Money Market Portfolio shown in the table on page 8 of the prospectus reflect such reimbursements. Since the International Equity Portfolio and Real Estate Securities Portfolio were recently organized and have little or no operating history, the expenses for these portfolios are estimates provided by the Fund and reflect anticipated reimbursements from AAI.

  The applicable investment advisory agreements require AAI to reimburse the International Equity Portfolio for expenses in excess of 1.75% of the first $30 million of average daily net assets and 1.00% of such assets in excess of $30 million and to reimburse the Real Estate Securities Portfolio for expenses in excess of 1.50% of the first $30 million of average daily net assets and 1.00% of such assets in excess of $30 million. In addition, on a voluntary basis (outside the investment advisory agreements) AAI has agreed until May 1, 1996, to reimburse these two portfolios for expenses in excess of the following amounts: International Equity Portfolio, 1.50% of the first $30 million of average daily net assets; Real Estate Securities Portfolio, 1.25% of the first $30 million of average daily net assets. Although AAI may end the voluntary reimbursements after May 1, 1996, it currently has no intention of doing so. For additional information, see the prospectus for the Fund.

   The information contained in the Fee Table (pp. 7-14) for those portfolios is hereby deleted and replaced by the following which reflects the voluntary expense reimbursement mentioned above:

Life of Virginia Series Fund Annual Expenses
(as a % of average net assets)

                                              International                            Real Estate
                                                Equity                                  Securities
                                               Portfolio                                 Portfolio
Management Fees                                  1.00%                                     .85%
Other Expenses
 (after any expense reimbursements)               .50%                                     .40%
Total Fund Annual Expenses                       1.50%                                    1.25%


EXAMPLES

A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee
Table above (including the elective death benefit rider):

Subdivision Investing In:                1 Year  3 Years  5 Years 10 Years

1.  If you surrender your Policy at the
    end of the applicable period:

International Equity Portfolio          $88.74  $150.93  $225.25  $372.49
Real Estate Securities Portfolio         86.38   143.91   213.74   349.24

  2.  If you annuitize, or do not
      surrender your Policy:

International Equity Portfolio          $33.85  $103.70  $176.52  $372.49
Real Estate Securities Portfolio         31.36    96.33   164.40   349.24


A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee
Table above (excluding the elective death benefit rider):

Subdivision Investing In:                1 Year  3 Years  5 Years 10 Years

  1.  If you surrender your Policy
      at the end of the applicable
      period:

International Equity Portfolio          $85.38  $140.48  $207.36  $331.78
Real Estate Securities Portfolio         83.03   133.43   195.45   308.01

  2.  If you annuitize, or do not
      surrender your Policy:

International Equity Portfolio          $30.30   $92.73  $157.68  $331.78
Real Estate Securities Portfolio         27.81    85.32   145.45   308.01


  For purposes of these examples, the $25 Annual Policy Maintenance Charge has been translated into an assumed charge at an annual rate of 0.10% of Account
Value. The actual amount of the policy maintenance charge attributable to a $1,000 investment will depend on the amount of the total investment in the Policy. Surrender includes annuitization over a period of less than 5 years.

  THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIVE OF PAST OR FUTURE
EXPENSES AND ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE SHOWN.  THE
ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL; PAST OR FUTURE ANNUAL RETURNS MAY BE
GREATER OR LESS THAN THE ASSUMED AMOUNT.

                     The Life Insurance Company of Virginia
                             6610 West Broad Street
                           Richmond, Virginia  23230


                             SUPPLEMENT DATED OCTOBER 2, 1995
                             TO PROSPECTUS DATED MAY 1, 1995

                           LIFE OF VIRGINIA SEPARATE ACCOUNT 4
                                 POLICY FORM P1142 4/94

This supplement hereby amends the date of the prospectus for this Policy to October 2, 1995.

As of the date of this supplement, four new investment subdivisions are added to Separate Account 4, all of which are available under this Policy. Two invest solely in a designated portfolio of the Janus Aspen Series and two invest solely in a designated portfolio of the Alger American Fund. Both the Janus Aspen
Series and the Alger American Fund are series type mutual funds. Information relating to the funds, their investment advisers and available portfolios are briefly set forth below or in the prospectus for Separate Account 4. More comprehensive information relating to the funds and their portfolios, including a discussion of potential risks, is found in the current prospectuses for the funds.

The following information supplements the description of the funds beginning on page 19 of the prospectus:

Janus Aspen Series

Janus Aspen Series ("JAS") currently has seven portfolios, five of which are currently available to Policyholders through Separate Account 4: Growth
Portfolio, Aggressive Growth Portfolio, Worldwide Growth Portfolio, Balanced
Portfolio, and Flexible Income Portfolio.  THE BALANCED PORTFOLIO AND THE
FLEXIBLE INCOME PORTFOLIO ARE NOT AVAILABLE IN CONNECTION WITH POLICIES ISSUED
TO CALIFORNIA POLICYOWNERS.

The Balanced Portfolio has the investment objective of seeking long-term growth of capital balanced by current income. The Portfolio normally invests 40-60% of its assets in equity securities selected for growth potential and 40-60% of its assets in fixed-income securities.

The Flexible Income Portfolio has the investment objective of seeking to maximize total return from a combination of income and capital appreciation by investing in any type of income-producing securities. THIS PORTFOLIO MAY HAVE
SUBSTANTIAL HOLDINGS OF LOWER-RATED DEBT SECURITIES OR "JUNK" BONDS.

The Alger American Fund

The Alger American Fund ("AAF") currently has six portfolios, two of which are currently available to Policyholders through Separate Account 4: Alger American
Small Capitalization Portfolio and Alger American Growth Portfolio.  THESE
PORTFOLIOS ARE NOT AVAILABLE IN CONNECTION WITH POLICIES ISSUED TO CALIFORNIA
POLICYOWNERS.

The Alger American Small Capitalization Portfolio has the investment objective of long- term capital appreciation. Except during temporary defensive periods, this Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have a total market capitalization of less than $ 1 billion.

The Alger American Growth Portfolio has the investment objective of long-term capital appreciation. Except during temporary defensive periods, this Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have a total market capitalization of $ 1 billion or greater.

Fred Alger Management, Inc. serves as the investment manager to AAF.


THERE IS NO ASSURANCE THAT THE STATED INVESTMENT OBJECTIVES OF ANY OF THE FUND
PORTFOLIOS WILL BE ACHIEVED



The following supplements the Fee Table on pages 7 through 9 of the Separate
Account 4 prospectus by adding new columns for each of the four new portfolios.
These should be read in conjunction with the footnotes accompanying the narrative description to the Fee Table and Examples:

                                                     JAS
                                       (as a % of average net assets)

                                                   Balanced      Flexible Income
                                                   Portfolio       Portfolio

Management Fees (after reimbursement)                0.83             0.30*
Other expenses                                       0.74             0.70

Total Expenses (after reimbursement)                 1.57             1.00*



* Janus Capital Corporation, the investment adviser to JAS, has agreed to waive the management fee of the Flexible Income Portfolio to the extent necessary to limit the Portfolio's expenses to 1.00% of its average daily net assets in any fiscal year. Without this waiver, the Portfolio's "management fee" would have been 0.65% and its "total expenses" 1.35% for the fiscal year ended December 31, 1994.

                                     AAF
                          (as a % of average net assets)

                                    Growth                 Small Capitalization
                                   Portfolio                     Portfolio

Management Fees                      0.75                           0.85
Other expenses                       0.11                           0.11

Total Expenses                       0.86                           0.96



The following is added to Examples 1 and 2 on pages 10 and 11 of the prospectus:

A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee
Table above (including the elective death benefit rider):

1.  If you surrender** your Policy at the end of the applicable period:



                                                       1 Year       3 Years      5 Years      10 Years
Janus Aspen Series
Balanced Portfolio                                     $89.40       $152.88      $228.45       $378.88
Flexible Income Portfolio                               84.03        136.83       202.09        325.35

The Alger American Fund
Small Capitalization Portfolio                          83.65        135.70       200.15        321.47
Growth Portfolio                                        82.70        132.85       195.18        311.69


** Surrender includes annuitization over a period of less than 5 years.


2.  If you annuitize at the end of the applicable period, or do not surrender*:


Janus Aspen Series
Balanced Portfolio                                      34.55        105.75       179.88        378.88
Flexible Income Portfolio                               28.87         88.90       152.13        325.35

The Alger American Fund
Small Capitalization Portfolio                          28.47         87.71       150.15        321.47
Growth Portfolio                                        27.47         84.72       145.18        311.69



The following is added to Examples 1 and 2 on page 12 and 13 of the prospectus:

A policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on the assets and the charges and expenses reflected in the Fee Table above (excluding the elective death benefit rider):

1.  If you surrender* your Policy at the end of the applicable period:


                                                       1 Year       3 Years      5 Years      10 Years
Janus Aspen Series
Balanced Portfolio                                     $86.04       $142.45      $210.59       $338.32
Flexible Income Portfolio                               80.66        126.31       183.05        283.59

The Alger American Fund
Small Capitalization Portfolio                          80.28        125.17       181.05        279.62
Growth Portfolio                                        79.34        122.31       176.04        269.62



2. If you annuitize at the end of the applicable period, or do not surrender*:


Janus Aspen Series
Balanced Portfolio                                      31.00         94.79       161.08        338.32
Flexible Income Portfolio                               25.31         77.85       133.05        283.59

The Alger American Fund
Small Capitalization Portfolio                          24.91         76.65       131.05        279.62
Growth Portfolio                                        23.91         73.65       126.04        269.62



* Surrender includes annuitization over a period of less than 5 years.

For purposes of these examples, the $25 Annual Policy Maintenance Charge has been translated into an assumed charge at an annual rate of 0.10% of Account Value. The Actual amount of the Policy Maintenance Charge attributable to a $1,000 investment will depend on the amount of a Policy's Account Value.

THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL; PAST OR FUTURE ANNUAL RETURNS MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

Termination of Certain Investment Subdivisions

Effective November 23, 1995, premium payments and transfers may no longer be allocated to the six investment subdivisions of Separate Account 4 investing in shares of the following Portfolios of the Funds:

          Variable Insurance Products Fund
               --   Money Market Portfolio
               --   High Income Portfolio

          Neuberger & Berman Advisers Management Trust
               --   Balanced Portfolio
               --   Growth Portfolio
               --   Limited Maturity Bond Portfolio

          Oppenheimer Variable Account Funds
               --   Oppenheimer Money Fund

Although premium payments and transfers may not be allocated to the investment subdivisions listed above as of November 23, 1995, account values that are allocated to those subdivisions as of November 22, 1995 may remain invested in the subdivisions.

Policyholders currently allocating premium payments to any of the six investment subdivisions noted above may, by written notice to the Home Office, change their allocation instructions to re-allocate those payments to other investment subdivisions prior to November 23, 1995. If a Policyholder does not do so, the portions of any premiums received on or after November 23, 1995 that would have been allocated to any of the six subdivisions will be refunded to the Policyholder. Similarly, transfer requests to any of the six investment subdivisions received on or after November 23, 1995 will not be implemented.

If a Policyholder has a Dollar-Cost Averaging program in effect that automatically transfers account values into any of the six investment subdivisions noted above, transfers under the Dollar-Cost Averaging program into those subdivisions will cease as of November 23, 1995. Policyholders in this situation should, by written notice to the Home Office, change their allocation instructions to re-allocate those payments to other investment subdivisions prior to November 23, 1995. If a Policyholder does not so re-allocate Dollar-Cost Averaging transfers prior to that date, account value that would have been transferred to any of the six investment subdivisions will remain in the subdivision that has been designated by the Policyholder to fund Dollar-Cost Averaging transfers.




                   The Life Insurance Company of Virginia
                           6610 West Broad Street
                         Richmond, Virginia  23230

                     THE LIFE INSURANCE COMPANY OF VIRGINIA
                               SEPARATE ACCOUNT 4


                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE
               FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY
                                FORM P1142 4/94


                                   OFFERED BY
                     THE LIFE INSURANCE COMPANY OF VIRGINIA
                         (A Virginia Stock Corporation)
                              6610 W. Broad Street
                            Richmond, Virginia 23230



This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named Flexible Premium Variable Deferred Annuity Policy ("Policy") offered by The Life Insurance Company of Virginia. You may obtain a copy of the Prospectus dated May 1, 1995, by calling (800) 352-9910, or writing to The Life Insurance Company of Virginia, 6610 W. Broad Street, Richmond, Virginia 23230. Terms used in the current Prospectus for the Policy are incorporated in this Statement.


                  THIS STATEMENT OF ADDITIONAL INFORMATION IS
                    NOT A PROSPECTUS AND SHOULD BE READ ONLY
               IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.



Dated May 1, 1995

                         STATEMENT OF ADDITIONAL INFORMATION

                                  TABLE OF CONTENTS

                                                                  Page

The Life Insurance Company of Virginia  . . . . . . . . . . . . .   3

The Policies  . . . . . . . . . . . . . . . . . . . . . . . . . .   3
  Transfer of Annuity Units . . . . . . . . . . . . . . . . . . .   3
  Net Investment Factor . . . . . . . . . . . . . . . . . . . . .   3

Termination of Participation Agreements . . . . . . . . . . . . .   4

Calculation of Total Return and Yield . . . . . . . . . . . . . .   4
  Money Market Investment Subdivisions  . . . . . . . . . . . . .   4
  Other Investment Subdivisions . . . . . . . . . . . . . . . . .   5

Federal Tax Matters . . . . . . . . . . . . . . . . . . . . . . . . 7
  Taxation of Life of Virginia  . . . . . . . . . . . . . . . . . . 7
  IRS Required Distributions  . . . . . . . . . . . . . . . . . . . 7

General Provisions  . . . . . . . . . . . . . . . . . . . . . . . . 8
  Using the Policies as Collateral  . . . . . . . . . . . . . . . . 8
  Non-Participating . . . . . . . . . . . . . . . . . . . . . . . . 8
  Evidence of Death, Age, Sex or Survival . . . . . . . . . . . . . 8
  Misstatement of Age or Sex  . . . . . . . . . . . . . . . . . . . 8
  Incontestability  . . . . . . . . . . . . . . . . . . . . . . . . 8
  Annual Statement  . . . . . . . . . . . . . . . . . . . . . . . . 8
  Written Notice  . . . . . . . . . . . . . . . . . . . . . . . . . 8

Distribution of the Policies  . . . . . . . . . . . . . . . . . . . 9

Legal Developments Regarding Employment-Related Benefit Plans . . . 9

Safekeeping of the Assets of Separate Account 4 . . . . . . . . . . 9

Additions, Deletions, or Substitutions of Investments . . . . . . . 9

State Regulation of Life of Virginia  . . . . . . . . . . . . . .  10

Legal Matters . . . . . . . . . . . . . . . . . . . . . . . . . .  10

Experts . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10

Financial Statements  . . . . . . . . . . . . . . . . . . . . . .  10

                   THE LIFE INSURANCE COMPANY OF VIRGINIA


  The Life Insurance Company of Virginia ("Life of Virginia") has operated as a stock life insurance company since March 21, 1871 under a charter granted by the Commonwealth of Virginia and has done business continuously since that time as "The Life Insurance Company of Virginia."

  Life of Virginia is a wholly-owned subsidiary of Combined Insurance Company of America, which in turn, is a wholly-owned subsidiary of Aon Corporation, ("Aon"). Aon, a publicly-owned Delaware corporation, is a holding corporation principally engaged through subsidiaries in the insurance and insurance brokerage business. As of December 31, 1994, Mr. Patrick G. Ryan, President of Aon, owned directly and beneficially 12,886,408 shares (12%) of the common stock of Aon.

  Aon indirectly owns the stock of Forth Financial Securities Corporation (a broker/dealer registered with the Commission, which acts as principal underwriter for the Policies) and directly owns the stock of Aon Advisors, Inc. (an investment adviser registered with the Commission which acts in that capacity for Life of Virginia Series Fund, Inc.).

                                THE POLICIES

Transfer of Annuity Units

  Upon the Owner's request, Annuity Units may be transferred once per calendar year from the Investment Subdivision in which they are currently held. However, where permitted by state law, Life of Virginia reserves the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the mutual funds in which the Investment Subdivisions invest. The amount of the increase in the number of Annuity Units for the Investment Subdivision to which the transfer is made is (a) times (b) divided by (c) where: (a) is the number of Annuity Units for the Investment Subdivision in which the Annuity Units are currently held; (b) is the Annuity Unit Value for the Investment Subdivision in which the Annuity Units are currently held; and (c) is the Annuity Unit Value for the Investment Subdivision to which the transfer is made.

  If the number of Annuity Units remaining in an Investment Subdivision after the transfer is less than 1, Life of Virginia will transfer the amount remaining in addition to the amount requested. Life of Virginia will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least
1. The amount of the Income Payment as of the date of the transfer will not be affected by the transfer.


Net Investment Factor

  The Net Investment Factor measures investment performance of the Investment Subdivisions of Account 4 during a Valuation Period. Each Investment Subdivision has its own Net Investment Factor for a Valuation Period. The Net Investment Factor of an Investment Subdivision available under the policies for a Valuation Period is (a) divided by (b) minus (c) where:

                                      5

  (a) is (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the Net Investment Factor is being determined, minus (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus (4) any amount charged against that Investment Subdivision for taxes, or any amount set aside during the Valuation Period by Life of Virginia as a provision for taxes attributable to the operation or maintenance of that Subdivision; and

  (b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

  (c) is a charge no greater than .003857% for each day in the Valuation Period. This corresponds to 1.25% and 0.15% per year of the net assets of that Investment Subdivision for mortality and expense risks, and for administrative expenses, respectively.

  The value of the assets in Account 4 will be taken at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.


                                      6





                  TERMINATION OF PARTICIPATION AGREEMENTS

  The participation agreements pursuant to which the Funds sell their shares to Account 4 contain varying provisions regarding termination. The following summarizes those provisions:

  Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund
II. ("the Fund") These agreements provide for termination (1) on one year's advance notice by either party, (2) at Life of Virginia's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at Life of Virginia's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that Life of Virginia has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of Life of Virginia if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if Life of Virginia decides to make another mutual fund available as a funding vehicle for its policies.

  Neuberger & Berman Advisers Management Trust. This agreement may be terminated by either party on six months' written notice to the other.

  Life of Virginia Series Fund, Inc. This agreement may be terminated by either party on 360 days' written notice to the other.

  Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

  Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

 Insurance Management Series. This agreement may be terminated by any of the parties on 180 days written notice to the other parties.


                      CALCULATION OF PERFORMANCE DATA

  From time to time, Life of Virginia may disclose total return, yield, and other performance data for the Investment Subdivisions pertaining to the Policies. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

       The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Policy. Premium taxes currently range from 0% to 3.5% of premium based on the rules of the state in which the Policy is sold.


                                      7




"Money Market" Investment Subdivisions

       From time to time, advertisements and sales literature may quote the yield of one or more of the "money market" Investment Subdivisions for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of unrealized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one unit in that "money market" Investment Subdivision at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the investment portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the policy maintenance charge, administrative expense charge, annual death benefit charge, and the mortality and expense risk charge. For purposes of calculating current yields for a Policy, an average per unit policy maintenance charge is used. For the class of policies issued with a Guaranteed Minimum Death Benefit rider, an average per unit death benefit charge is also included. Current Yield will be calculated according to the following formula:


                                      8

  Current Yield = ((NCP - ES)/UV) X (365/7)

  where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =     the unit value on the first day of the seven-day period.

  The current yields for the "money market" Investment Subdivisions of Account 4 available under the policy, based on the seven-day period ending December 31, 1994 were:

      Variable Insurance Products Fund                      4.09%
      Oppenheimer Variable Account Funds                    2.37%
      Life of Virginia Series Fund                          4.86%

  The effective yield of a "money market" Investment Subdivision determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

  Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

  where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =     the unit value for the first day of the seven-day period.

  The effective yields for the "money market" Investment Subdivisions of Account 4 available under the policy, based on the seven-day period ending December 31, 1994 were:

  Variable Insurance Products Fund                      4.17%
  Oppenheimer Variable Account Funds                    2.39%
  Life of Virginia Series Fund                          4.98%


  The yield on amounts held in a "money market" Investment Subdivision normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A "money market" Investment Subdivision's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Investment Subdivision's corresponding money market investment portfolio, the types and quality of portfolio securities held by that investment portfolio, and that investment portfolio's operating expenses. Because of the charges and deductions imposed under the Policy, the yield for a "money market" Investment Subdivision will be lower than the yield for its corresponding "money market" investment portfolio.

  Yield calculations do not take into account the Surrender Charge under the Policy, a maximum of 6% of each Premium Payment made during the seven years prior to a full or partial surrender, or charges for the Guaranteed Minimum Death Benefit rider.

Other Investment Subdivisions

  Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Investment Subdivisions for various periods of time, including 1 year, 5 years, and 10 years, or from inception if any of those periods are not available.



                                     11


  Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

  For periods that begin before the Policy was available, performance will be based on the performance of the underlying portfolios, with the level of Account 4 and policy charges currently in effect.

  Average annual total return will be calculated using Investment
Subdivision unit values and deductions for the policy maintenance charge, annual death benefit charge and the surrender charge as described below:

  1. Life of Virginia calculates unit value for each Valuation Period based on the performance of the Investment Subdivision's underlying investment portfolio (after deductions for Fund expenses, the administrative expense charge, and the mortality and expense risk charge).

  2. The policy maintenance charge is $25 per year, deducted at the beginning of each Policy Year after the first. For purposes of calculating average annual total return, an average policy maintenance charge (currently 0.1% of account value attributable to the hypothetical investment) is used.

  3. The surrender charge will be determined by assuming a surrender of the Policy at the end of the period. Average annual total return for periods of seven years or less will therefore reflect the deduction of a surrender charge.

  4. Total return does not consider charges for the Guaranteed Minimum Death Benefit rider.

  5. Total return will then be calculated according to the following formula:




                                     12



  TR =     (ERV/P)1/N - 1

  where:

  TR =     the average annual total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =      a hypothetical single investment of $1,000.

  N =      the duration of the period (in years).


  Total Return for the Investment Subdivisions is as follows:


                                                   For the 1-year       For the 5-year         From the date
                                                    period ended         period ended         of inception to
Subdivision                                            12/31/94             12/31/94              12/31/94

VIP Fund
High Income                                             -8.25%               11.70%                8.59%
Equity-Income                                           -0.23%                8.14%               10.02%
Overseas                                                -5.20%                3.34%                6.53%
Growth                                                  -6.83%                8.50%               11.43%

VIPF II
Asset Manager                                          -12.49%                8.36%               8.04%
Contrafund                                                N/A                  N/A                  N/A

Janus Aspen Series
Growth                                                  -4.24%                 N/A                -1.08%
Aggressive Growth                                        8.59%                 N/A                21.33%
Worldwide Growth                                        -5.38%                 N/A                 9.49%

LOV Series Fund
Total Return                                            -4.38%                6.58%                8.59%
Common Stock Index                                      -6.84%                6.05%                9.17%
Government Securities                                  -11.72%                4.10%                5.27%
International Equity                                      N/A                  N/A                  N/A
Real Estate Securities                                    N/A                  N/A                  N/A

Neuberger & Berman Advisers Management Trust
Balanced                                                -9.94%                4.38%               3.81%
Limited Maturity Bond                                   -6.96%                 N/A                 0.90%
Growth                                                 -11.46%                 N/A                 1.21%

Oppenheimer Variable Account Funds
Multiple Strategies                                     -8.63%                4.97%                7.37%
Capital Appreciation                                   -13.89%                9.46%               11.41%
Growth                                                  -5.91%                4.99%                8.62%
High Income                                             -9.77%               12.78%               11.08%
Bond                                                    -8.62%                6.04%                6.89%

Insurance Management Series
Utility                                                   N/A                  N/A                  N/A
Corporate Bond                                            N/A                  N/A                  N/A


   The Funds have provided the price information for the Portfolios, including the Portfolio price information used to calculate the total returns of the Investment Subdivisions for periods prior to the inception of the Investment Subdivisions. Variable Insurance Products Fund, Variable Insurance Products Fund II, Neuberger & Berman Advisers Management Trust, Oppenheimer Variable Account Funds, Janus Aspen Series, and Insurance Management Series are not affiliated with Life of Virginia. While Life of Virginia has no reason to doubt the accuracy of the figures provided by these nonaffiliated Funds, Life of Virginia does not represent that they are true and complete, and disclaims all responsibility for these figures.

Other Performance Data

  Life of Virginia may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:



  CTR =     (ERV/P) - 1

  where:

  CTR =     the cumulative total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =       a hypothetical single investment of $1,000.



  Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

  Other non-standard quotations of Investment Subdivision performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated.

  Life of Virginia may also disclose yield, standard total return, and non-standard total return for the Investment Subdivisions, including such disclosure for periods prior to the date of inception of Account 4. For such periods, performance data for the Investment Subdivisions will be calculated based on the performance of the corresponding investment portfolios of the Funds and the assumption that the Investment Subdivisions were in existence for the same periods as those indicated for the investment portfolios, with the level of Account 4 and Policy charges that are currently in effect.



                            FEDERAL TAX MATTERS

Taxation of Life of Virginia

  Life of Virginia does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See Federal Tax Matters, p. 38.) Based upon these expectations, no charge is being made currently to Account 4 for federal income taxes which may be attributable to the Account. Life of Virginia will periodically review the question of a charge to Account 4 for federal income taxes related to the Account. Such a charge may be made in future years if Life of Virginia believes that it may incur federal income taxes. This might become necessary if the tax treatment of Life of Virginia is ultimately determined to be other than what Life of Virginia currently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in Life of Virginia's tax status. In the event that Life of Virginia should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Account Value would be correspondingly adjusted by any provision or charge for such taxes.

  Life of Virginia may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which Life of Virginia currently imposes a charge), charges for such taxes attributable to Account 4 may be made.

IRS Required Distributions

  In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Maturity Date, the entire interest in the Policy will be distributed (1) within five years after the date of that Owner's death, or (2) as Income Payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the Policy following the death of the Owner, Joint Owner or Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available).
If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

  The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. These provisions apply on the death of any Annuitant, which should satisfy the requirements of section 72(s) under these Policies since, in all circumstances any individual Owners are Annuitants. Life of Virginia intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

  Other rules may apply to Qualified Policies.


                             GENERAL PROVISIONS

Using the Policies as Collateral

  A Non-Qualified Policy can be assigned as collateral security. Life of Virginia must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at Life of Virginia's Home Office will not be affected. Life of Virginia is not responsible for the validity of an assignment. An Owner's rights and the rights of a Beneficiary may be affected by an assignment.

  A Qualified Policy may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

Non-Participating

  The Policy is non-participating.  No dividends are payable.

Evidence of Death, Age, Sex or Survival

  Life of Virginia will require proof of death before it acts on policy provisions relating to the death of the Owner or other person(s). Life of Virginia may also require proof of the age, sex or survival of any person or persons before acting on any applicable policy provision.

Misstatement of Age or Sex

  If an Annuitant's age or sex was misstated in the application, any policy benefits or proceeds, or availability thereof, will be determined using the correct age and sex.

Incontestability

  Life of Virginia will not contest the Policy.

Annual Statement

  Within 30 days after each policy anniversary, Life of Virginia will send the Owner an annual statement. The statement will show the Account Value and Surrender Value as of the Policy anniversary. The statement will also show Premium Payments made and charges made during the policy year.

Written Notice

  Any written notice should be sent to Life of Virginia at its Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The policy number and the Annuitant's full name must be included.

  Life of Virginia will send all notices to the Owner at the address shown in the application unless the Owner requests that notices be sent to a new address.


                        DISTRIBUTION OF THE POLICIES

  Forth Financial Securities Corporation, the principal underwriter of the Policies, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is member of the National Association of Securities Dealers, Inc.

  The Policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with Forth Financial Securities Corporation. The offering is continuous and Forth Financial Securities Corporation does not anticipate discontinuing the offering of the Policies. However, Life of Virginia does reserve the right to discontinue the offering of the Policies.

       LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

  On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

                   SAFEKEEPING OF THE ASSETS OF ACCOUNT 4

  Life of Virginia holds the assets of Account 4. The assets are kept segregated and held separate and apart from the General Account and any other separate investment account of Life of Virginia. Life of Virginia maintains records of all Account 4 purchases and redemptions of the shares of each portfolio of the Funds. A blanket fidelity bond issued by Aetna Casualty and Surety Company of Illinois, in the amount of $15 million covers all of the officers and employees of Life of Virginia.

           ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

  Life of Virginia reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares of the Fund portfolios that are held by Account 4 or that Account 4 may purchase. If the shares of a portfolio are no longer available for investment or if in its judgment further investment in any portfolio should become inappropriate in view of the purposes of Account 4, Life of Virginia reserves the right to eliminate the shares of any of the portfolios of the Funds and to substitute shares of another portfolio or of another open-end, registered investment company. Life of Virginia will not substitute any shares attributable to an Owner's Account Value in Account 4 without notice and prior approval of the Commission, to the extent required by the 1940 Act or other applicable law. Nothing contained herein shall prevent Account 4 from purchasing other securities for other series or classes of policies or from permitting a conversion between portfolios or classes of policies on the basis of requests made by Owners.

  Life of Virginia also reserves the right to establish additional Investment Subdivisions of Account 4, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. New Investment Subdivisions may be established when, in the sole discretion of Life of Virginia, marketing, tax or investment conditions warrant, and any new Investment Subdivisions may be made available to existing Owners on a basis to be determined by Life of Virginia. One or more Investment Subdivisions may also be eliminated if, in the sole discretion of Life of Virginia, marketing, tax, or investment conditions warrant.

  In the event of any such substitution or change, Life of Virginia may, by appropriate endorsement, make such changes in these and other policies as may be necessary or appropriate to reflect such substitution or change. If deemed by Life of Virginia to be in the best interests of persons having voting rights under the Policies, and, if permitted by law, Life of Virginia may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other Life of Virginia separate accounts. To the extent permitted by applicable law, Life of Virginia may also transfer the assets of Account 4 associated with the Policies to another separate account. In addition, Life of Virginia may, when permitted by law, restrict or eliminate any voting rights of Owners or other persons who have voting rights as to Account 4.

                    STATE REGULATION OF LIFE OF VIRGINIA

  Life of Virginia, a stock life insurance company organized under the laws of Virginia, is subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. An annual statement is filed with the Virginia Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of Life of Virginia as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines the liabilities and reserves of Life of Virginia and Account 4 and certifies their adequacy, and a full examination of Life of Virginia's operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia at least once every five years.

  In addition, Life of Virginia is subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, Life of Virginia is licensed to do business in the District of Columbia and all states, except New York.

                               LEGAL MATTERS

  Certain legal matters relating to federal securities laws applicable to the issue and sale of the Policies described in this Prospectus have been passed upon by Sutherland, Asbill & Brennan of Washington, D.C. All matters of Virginia law pertaining to the Policy, including the validity of the Policy and Life of Virginia's right to issue the Policies under Virginia insurance law, have been passed upon by William E. Daner, Jr., Counsel of Life of Virginia.

                                  EXPERTS

  The consolidated financial statements of The Life Insurance Company of Virginia and subsidiaries, the financial statements of Life of Virginia Separate Account 4, and the related financial statement schedules appearing in this Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the Registration Statement and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                            FINANCIAL STATEMENTS

  This Statement of Additional Information contains financial statements for Life of Virginia Separate Account 4 as of December 31, 1994.

  The consolidated financial statements of The Life Insurance Company of Virginia and subsidiaries included herein should be distinguished from the financial statements of Account 4 and should be considered only as bearing on the ability of Life of Virginia to meet its obligations under the Policy.

  Such consolidated financial statements of The Life Insurance Company of Virginia and subsidiaries should not be considered as bearing on the investment performance of the assets held in Account 4.

                          AUDITED FINANCIAL STATEMENTS

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                          YEAR ENDED DECEMBER 31, 1994
                      WITH REPORT OF INDEPENDENT AUDITORS

                      Life of Virginia Separate Account 4

                          Audited Financial Statements

                          Year Ended December 31, 1994


                               TABLE OF CONTENTS


Report of Independent Auditors............................................  1
Statements of Assets and Liabilities .....................................  3
Statements of Operations .................................................  8
Statements of Changes in Net Assets.......................................  8
Notes to Financial Statements............................................. 23

                         Report of Independent Auditors

Policyholders
Life of Virginia Separate Account 4
   and
Board of Directors
The Life Insurance Company of Virginia

We have audited the accompanying statements of assets and liabilities of Life of Virginia Separate Account 4 (comprising, the Life of Virginia Series Fund, Inc.--Common Stock Index, Government Securities, Money Market and Total Return portfolios, the Oppenheimer Variable Account Funds--Money, Bond, Capital Appreciation, Growth, High Income and Multiple Strategies portfolios, the Variable Insurance Products Fund--Money Market, High Income, Equity-Income, Growth and Overseas portfolios, the Variable Insurance Products Fund II--Asset Manager portfolio, the Advisers Management Trust--Balanced, Bond and Growth portfolios and the Janus Aspen--Aggressive Growth, Growth and Worldwide Growth portfolios) as of December 31, 1994 and the related statements of operations and changes in net assets for each of the three years in the period then ended for the Life of Virginia Series Fund, Inc. portfolios, the Oppenheimer Variable Account Funds portfolios, the Variable Insurance Products Fund portfolios, the Variable Insurance Products Fund II portfolio, the Advisers Management Trust Balanced portfolios and for the years ended December 31, 1994 and 1993 and for the period from May 1, 1992 (date of inception) to December 31, 1992 for the Advisers Management Trust Bond and Growth portfolios and for the year ended December 31, 1994 and for the period from September 13, 1993 (date of inception) to December 31, 1993 for the Janus Aspen portfolios. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Life of Virginia Separate Account 4 at December 31, 1994, and the results of their operations and changes in their net assets for the periods described in the first paragraph, in conformity with generally accepted accounting principles.

                                          /s/ ERNST & YOUNG LLP

Richmond, Virginia
February 9, 1995

                      Life of Virginia Separate Account 4

                      Statements of Assets and Liabilities

                               December 31, 1994

                                                          LIFE OF VIRGINIA SERIES FUND, INC.
                                                     COMMON      GOVERNMENT     MONEY       TOTAL
                                                   STOCK INDEX   SECURITIES     MARKET      RETURN
                                                    PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO
ASSETS
Investment in Life of Virginia Series Fund, Inc.,
  at fair value (NOTE 2):
    Common Stock Index Portfolio
      (357,502 shares; cost - $5,903,000)         $5,619,930
    Government Securities Portfolio
      (592,124 shares; cost - $6,190,269)                       $5,631,097
    Money Market Portfolio
      (744,108 shares; cost - $7,664,126)                                     $7,567,577
    Total Return Portfolio
      (905,954 shares; cost - $12,176,206)                                                  $12,145,575
Receivable from affiliate (NOTE 3)                         -             -        33,492         26,955
Deposits in process                                   94,235             -             -          5,789
                                                   5,714,165     5,631,097     7,601,069     12,178,319

LIABILITIES
Accrued expenses payable to affiliate (NOTE 3)           660         2,375           491            773
Withdrawal in process                                      -             -       327,460              -
TOTAL LIABILITIES                                        660         2,375       327,951            773

NET ASSETS                                        $5,713,505    $5,628,722    $7,273,118    $12,177,546

Outstanding units:  Type I (NOTE 2):                 297,274       384,390       484,719        666,497

Net asset value per unit:  Type I                 $    18.58    $    14.61    $    13.01    $     17.94

Outstanding units:  Type II (NOTE 2):                 10,408           889        75,600         12,498

Net asset value per unit:  Type II                $    18.27    $    14.38    $    12.79    $     17.65


SEE ACCOMPANYING NOTES.

                      Life of Virginia Separate Account 4

                               December 31, 1994


                                                              OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                                   CAPITAL
                                     MONEY         BOND          APPRECIATION       GROWTH        HIGH INCOME
                                   PORTFOLIO     PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO

ASSETS
Investment in Oppenheimer Variable Account
  Funds, at fair value (NOTE 2):
    Money Portfolio (8,147,105 shares;
      cost-$8,147,105)                         $8,147,105
    Bond Portfolio (1,467,700 shares;
      cost-$16,588,992)                                    $15,821,803
    Capital Appreciation Portfolio
      (2,304,827 shares; cost-$61,196,841)                                 $59,810,273
    Growth Portfolio
      (758,951 shares; cost-$12,600,587)                                                    $13,418,257
    High Income Portfolio (2,568,258 shares;
      cost-$27,053,166)                                                                                     $25,143,245
    Multiple Strategies Portfolio
      (2,354,414 shares; cost-$30,615,247)
Receivable from affiliate (NOTE 3)                 24,869             -              -               -                -
Deposits in process                                     -         4,428              -             467                -
                                                8,171,974    15,826,231     59,810,273      13,418,724       25,143,245

LIABILITIES
Accrued expenses payable to affiliate
 (NOTE 3)                                             527         4,057        224,652           6,670           20,596
Withdrawal in process                               7,109             -        597,998               -           84,055
TOTAL LIABILITIES                                   7,636         4,057        822,650           6,670          104,651

NET ASSETS                                     $8,164,338   $15,822,174    $58,987,623     $13,412,054      $25,038,594

Outstanding units:  Type I (NOTE 2)               549,261       967,029      2,708,957         734,287        1,125,497

Net asset value per unit:  Type I              $    13.64   $     16.17    $     21.25     $     17.97      $     20.83

Outstanding units:  Type II (NOTE 2)               50,143        11,655         68,052          12,276           77,818

Net asset value per unit:  Type II             $    13.41   $     15.90    $     20.90     $     17.67      $     20.49





MULTIPLE
STRATEGIES
PORTFOLIO

[C]


  $30,395,484
            -
       17,097
   30,412,581



       27,907
            -
       27,907

  $30,384,674

    1,797,950

  $     16.66

       26,302

  $     16.38







SEE ACCOMPANYING NOTES.

                     Life of Virginia Separate Account 4

                              December 31, 1994


                                                             VARIABLE INSURANCE PRODUCTS FUND
                                              MONEY          HIGH           EQUITY-
                                              MARKET         INCOME         INCOME            GROWTH         OVERSEAS
                                            PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO


ASSETS
Investment in Variable Insurance
    Products Fund, at fair value (NOTE 2):
        Money Market Portfolio (61,800,755
            shares; cost-$61,800,755)      $61,800,755
        High Income Portfolio (1,438,157
            shares; cost-$15,671,385)                     $15,474,568
        Equity-Income Portfolio (6,815,340
            shares; cost-$99,615,371)                                    $104,615,476
        Growth Portfolio (4,687,047 shares;
            cost-$96,550,263)                                                            $101,662,057
        Overseas Portfolio (5,366,527 shares;
            cost-$83,023,879)                                                                            $84,093,479
Receivable from affiliate                            -              -          43,534               -              -
Deposits in process                            315,775              -         195,878          73,060        114,710
                                            62,116,530     15,474,568     104,854,888     101,735,117     84,208,189

LIABILITIES
Accrued expenses payable to
    affiliate (NOTE 3)                          50,806         49,691           6,698          52,884             16
Withdrawal in process                                -          4,401               -               -              -
TOTAL LIABILITIES                               50,806         54,092           6,698          52,884             16

NET ASSETS                                 $62,065,724    $15,420,476    $104,848,190    $101,682,233    $84,208,173

Outstanding units:  Type I (NOTE 2)          4,123,571        804,420       5,088,608       4,641,036      5,128,595

Net asset value per unit:  Type I          $     13.59    $     17.94    $      19.56    $      21.27    $     15.82

Outstanding units:  Type II (NOTE 2)           450,740         56,076         276,392         141,845        197,672

Net asset value per unit:  Type II         $     13.37    $     17.64    $      19.23    $      20.92    $     15.55


SEE ACCOMPANYING NOTES.

                   Life of Virginia Separate Account 4

                            December 31, 1994

                                                            VARIABLE
                                                            INSURANCE
                                                             PRODUCTS
                                                             FUND II                ADVISERS MANAGEMENT TRUST
                                                         ASSET MANAGER     BALANCED        BOND           GROWTH
                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
ASSETS
Investment in Variable Insurance Products Fund II, at
  fair value  (NOTE 2):
    Asset Manager Portfolio (31,709,032 shares;
      cost-$448,488,957)                                 $437,267,553

Investment in Advisers Management Trust, at fair
  value  (NOTE 2):
    Balanced Portfolio (2,080,127 shares;
      cost-$29,444,241)                                                  $30,182,644
    Bond Portfolio (1,336,236 shares; cost-$18,880,108)                                 $18,734,029
    Growth Portfolio (341,004 shares; cost-$7,640,079)                                                 $6,926,451
Receivable from affiliate (NOTE 3)                                  -          6,243              -            -
Deposit in process                                            216,194         12,871         17,026           667
                                                          437,483,747     30,201,758     18,751,055     6,927,118

LIABILITIES
Accrued expenses payable to affiliate (NOTE 3)                584,315          1,889         37,592         7,790
TOTAL LIABILITIES                                             584,315          1,889         37,592         7,790

NET ASSETS                                               $436,899,432    $30,199,869    $18,713,463    $6,919,328

ANALYSIS OF NET ASSETS:
  For Variable Deferred Annuity Policies                                 $29,790,516
  Attributable to The Life Insurance Company of Virginia                     409,353

NET ASSETS                                                               $30,199,869

Outstanding units:  Type I  (NOTE 2)                       27,382,848      2,303,795      1,644,509       619,834

Net asset value per unit:  Type I                        $      15.70    $     12.81    $     10.83    $    10.92

Outstanding units: Type II  (NOTE 2)                          450,885         22,065         83,962        13,906

Net asset value per unit:  Type II                       $      15.50    $     12.64    $     10.76    $    10.84


SEE ACCOMPANYING NOTES.

                      Life of Virginia Separate Account 4

                               December 31, 1994


                                                                           JANUS ASPEN
                                                            AGGRESSIVE                  WORLDWIDE
                                                             GROWTH        GROWTH        GROWTH
                                                            PORTFOLIO     PORTFOLIO      PORTFOLIO
ASSETS
Investment in Janus Aspen Trust, at
  fair value  (NOTE 2):
    Aggressive Growth Portfolio (1,415,499 shares;
      cost-$17,407,262)                                   $19,279,097
    Growth Portfolio (3,305,977 shares; cost-
      $34,829,755)                                                       $34,944,172
    Worldwide Portfolio (2,329,320 shares;
      cost-$29,120,370)                                                                 $28,114,888
Receivable from affiliate (NOTE 3)                             17,362              -              -
Deposits in process                                           205,757        122,155         74,361
                                                           19,502,216     35,066,327     28,189,249

LIABILITIES
Accrued expenses payable to affiliate (NOTE 3)                  1,244         43,583         27,712
TOTAL LIABILITIES                                               1,244         43,583         27,712

NET ASSETS                                                $19,500,972    $35,022,744    $28,161,537

Outstanding units:  Type I (NOTE 2):                        1,272,142      3,183,404      2,247,224

Net asset value per unit:  Type I                         $     13.53    $     10.48    $     11.91

Outstanding units:  Type II (NOTE 2):                         169,799        159,068        117,700

Net asset value per unit:  Type II                        $     13.48    $     10.44    $     11.87




SEE ACCOMPANYING NOTES.

                       Life of Virginia Separate Account 4

                                                                      COMMON                 COMMON
                                                                    STOCK INDEX               STOCK
                                                                     PORTFOLIO              PORTFOLIO
                                                                        YEAR ENDED DECEMBER 31,
STATEMENTS OF OPERATIONS                                        1994            1993           1992
INVESTMENT INCOME
Income--Dividends                                            $   91,337     $  697,795     $   55,949
Expenses--Mortality and expense risk  charges (NOTE 3)           58,672         33,168         17,134
Net investment income                                            32,665        664,627         38,815

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)                                        (65,078)        36,398         16,404
Unrealized appreciation (depreciation) on investments            (8,702)      (368,422)        78,902
Net realized and unrealized gain (loss) on investments          (73,780)      (332,024)        95,306

Increase (decrease) in net assets from operations            $  (41,115)    $  332,603     $  134,121

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
From Operations:
  Net investment income                                      $   32,665     $  664,627     $   38,815
  Net realized gain (loss)                                      (65,078)        36,398         16,404
  Unrealized appreciation (depreciation) on investments          (8,702)      (368,422)        78,902
  Increase (decrease) in net assets from operations             (41,115)       332,603        134,121

From Capital Transactions:
  Net premiums                                                1,724,390      1,629,848        680,572
  Transfers (to) from the general account of Life of
    Virginia:
    Death benefits                                              (10,380)        (2,925)             -
    Surrenders                                                 (177,818)       (66,451)       (78,974)
    Cost of insurance and administrative expense
      (NOTE 3)                                                  (14,229)        (9,084)        (4,898)
    Transfer gain (loss) and transfer fees  (NOTE 3)             (1,218)        (3,154)           972
    Transfers (to) from the Guarantee Account (NOTE 1)          (20,371)         4,387              -
  Interfund transfers                                           396,185        137,403         90,475
  Increase in net assets from capital transactions            1,896,559      1,690,024        688,147

INCREASE IN NET ASSETS                                        1,855,444      2,022,627        822,268

NET ASSETS AT BEGINNING OF YEAR                               3,858,061      1,835,434      1,013,166

NET ASSETS AT END OF YEAR                                    $5,713,505     $3,858,061     $1,835,434


SEE ACCOMPANYING NOTES.


                           LIFE OF VIRGINIA SERIES FUND, INC.
         GOVERNMENT
         SECURITIES          BOND                           MONEY MARKET                                TOTAL RETURN
         PORTFOLIO        PORTFOLIO                          PORTFOLIO                                    PORTFOLIO
        YEAR ENDED DECEMBER 31,                       YEAR ENDED DECEMBER 31,                      YEAR ENDED DECEMBER 31,
    1994        1993         1992           1994          1993           1992            1994          1993          1992
$  238,661   $ 424,284    $ 42,021    $    222,610    $    77,773    $    62,338    $   461,727    $  702,805    $  168,429
    67,780      22,719       5,811          72,014         36,149         25,224        162,211        70,867        30,281
   170,881     401,565      36,210         150,596         41,624         37,114        299,516       631,938       138,148


  (401,286)     13,116       6,282          56,347        (82,932)      (104,675)        52,519       130,193      (153,463)
  (216,822)   (345,790)    (12,523)        (36,981)       (16,275)        55,769       (190,731)     (117,570)      220,046
  (618,108)   (332,674)     (6,241)         19,366        (99,207)       (48,906)      (138,212)       12,623        66,583

$ (447,227) $   68,891    $ 29,969    $    169,962    $   (57,583)   $   (11,792)   $   161,304    $  644,561    $  204,731





$  170,881  $  401,565    $ 36,210    $    150,596    $    41,624    $    37,114    $   299,516    $  631,938    $  138,148
  (401,286)     13,116       6,282          56,347        (82,932)      (104,675)        52,519       130,193      (153,463)
  (216,822)   (345,790)    (12,523)        (36,981)       (16,275)        55,769       (190,731)     (117,570)      220,046
  (447,227)     68,891      29,969         169,962        (57,583)       (11,792)       161,304       644,561       204,731


 2,890,849   4,107,731     200,381      26,435,513      8,371,284      7,792,685      4,226,681     3,686,129     2,235,174

   (14,693)     (2,832)          -         (19,063)             -              -        (42,532)       (8,267)       (4,539)
  (213,354)    (26,529)    (29,712)     (2,204,998)      (244,392)      (125,525)      (477,463)     (207,134)     (246,255)
   (17,841)     (8,301)     (1,558)        (30,941)       (13,819)       (16,262)       (34,693)      (21,065)       (9,982)
     1,433       4,184        (562)         11,405         59,703        (38,761)        25,934        (1,175)        4,596
  (424,053)      2,825     (14,950)     (2,851,523)      (129,353)       (38,356)      (436,022)       33,351        36,000
  (797,830)   (103,313)    (11,693)    (17,423,556)    (7,100,755)    (6,966,827)        92,268       538,004       418,278
 1,424,511   3,973,765     141,906       3,916,837        942,668        606,954      3,354,173     4,019,843     2,433,272

   977,284   4,042,656     171,875       4,086,799        885,085        595,162      3,515,477     4,664,404     2,638,003

 4,651,438     608,782     436,907       3,186,319      2,301,234      1,706,072      8,662,069     3,997,665     1,359,662

$5,628,722  $4,651,438    $608,782    $  7,273,118    $ 3,186,319    $ 2,301,234    $12,177,546    $8,662,069    $3,997,665

                      Life of Virginia Separate Account 4

                                                                                 MONEY
                                                                               PORTFOLIO
                                                                          YEAR ENDED DECEMBER 31,
                                                                1994             1993            1992
STATEMENTS OF OPERATIONS (CONTINUED)

INVESTMENT INCOME (LOSS)
Income--Dividends                                            $   246,677     $    72,251     $   79,521
Expenses--Mortality and expense risk  charges  (NOTE 3)           70,775          27,478         23,613
Net investment income (loss)                                     175,902          44,773         55,908

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)                                               -               -              -
Unrealized appreciation (depreciation) on investments                  -               -              -
Net realized and unrealized gain (loss) on investments                 -               -              -

Increase (decrease) in net assets from operations            $   175,902     $    44,773     $   55,908

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

INCREASE (DECREASE) IN NET ASSETS
From Operations:
  Net investment income (loss)                               $   175,902     $    44,773     $   55,908
  Net realized gain (loss)                                             -               -              -
  Unrealized appreciation (depreciation) on investments                -               -              -
  Increase (decrease) in net assets from operations              175,902          44,773         55,908

From Capital Transactions:
  Net premiums                                                 7,678,267       1,262,217      2,571,321
  Transfers (to) from the general account of Life of
    Virginia:
    Death benefits                                                     -               -              -
    Surrenders                                                  (546,418)        (19,071)      (114,295)
    Cost of insurance and administrative expense
      (NOTE 3)                                                   (18,965)         (6,880)        (6,934)
    Transfer gain (loss) and transfer fees  (NOTE 3)              17,648           1,305         (1,471)
    Transfers (to) from the Guarantee Account (NOTE 1)          (386,202)        (48,002)      (279,423)
  Interfund transfers                                         (1,087,392)     (1,598,881)      (869,579)
  Increase (decrease) in net assets from capital
    transactions                                               5,656,938        (409,312)     1,299,619

INCREASE (DECREASE) IN NET ASSETS                              5,832,840        (364,539)     1,355,527

NET ASSETS AT BEGINNING OF YEAR                                2,331,498       2,696,037      1,340,510

NET ASSETS AT END OF YEAR                                    $ 8,164,338     $ 2,331,498     $2,696,037


SEE ACCOMPANYING NOTES.



                         OPPENHEIMER VARIABLE ACCOUNT FUNDS

                   BOND                                CAPITAL APPRECIATION                               GROWTH
                PORTFOLIO                                   PORTFOLIO                                   PORTFOLIO
         YEAR ENDED DECEMBER 31,                     YEAR ENDED DECEMBER 31,                     YEAR ENDED DECEMBER 31,
    1994          1993          1992            1994          1993          1992            1994          1993          1992
$   858,801  $   616,922    $   363,585    $  4,077,084    $   479,523    $   95,236    $   110,209    $  175,640    $   89,861
    160,466      102,936         53,316         517,863        173,621        55,942        130,807        87,622        46,675
    698,335      513,986        310,269       3,559,221        305,902        39,294        (20,598)       88,018        43,186


    (47,152)      76,616         49,148        (295,786)       509,440        88,655        156,193       229,427       147,926
 (1,076,673)     297,228       (128,275)     (5,974,329)     3,153,749     1,064,129       (131,358)      185,199       410,489
 (1,123,825)     373,844        (79,127)     (6,270,115)     3,663,189     1,152,784         24,835       414,626       558,415

$  (425,490) $   887,830    $   231,142    $ (2,710,894)   $ 3,969,091    $1,192,078    $     4,237    $  502,644    $  601,601





$   698,335  $   513,986    $   310,269    $  3,559,221    $   305,902    $   39,294    $   (20,598)   $   88,018    $   43,186
    (47,152)      76,616         49,148        (295,786)       509,440        88,655        156,193       229,427       147,926
 (1,076,673)     297,228       (128,275)     (5,974,329)     3,153,749     1,064,129       (131,358)      185,199       410,489
   (425,490)     887,830        231,142      (2,710,894)     3,969,091     1,192,078          4,237       502,644       601,601


$ 5,611,237    4,250,931      3,262,289    $ 33,580,537     10,894,579     3,898,617    $ 3,884,748     3,905,743     1,685,680

   (186,474)     (58,681)       (14,246)        (93,328)             -       (37,474)        (9,773)            -             -
   (413,064)    (228,431)      (225,060)       (995,422)      (347,575)     (231,411)      (515,377)      (99,302)     (121,774)
    (37,823)     (25,366)       (13,935)       (140,228)       (48,222)      (15,890)       (33,196)      (23,206)      (12,564)
    (16,223)      17,760          2,352        (217,849)        19,211         6,161         (9,445)      (17,017)      (13,533)
   (532,602)     285,571         41,389        (361,814)        81,866         8,961        (99,892)       56,805       (73,473)
    385,204      573,690     (1,025,514)      5,252,436      1,473,966     1,947,292        703,654      (119,621)      317,715
  4,810,255    4,815,474      2,027,275      37,024,332     12,073,825     5,576,256      3,920,719     3,703,402     1,782,051

  4,384,765    5,703,304      2,258,417      34,313,438     16,042,916     6,768,334      3,924,956     4,206,046     2,383,652

 11,437,409    5,734,105      3,475,688      24,674,185      8,631,269     1,862,935      9,487,098     5,281,052     2,897,400

$15,822,174  $11,437,409    $ 5,734,105    $ 58,987,623    $24,674,185    $8,631,269    $13,412,054    $9,487,098    $5,281,052


                      Life of Virginia Separate Account 4

                                                                           OPPENHEIMER VARIABLE

                                                                             HIGH INCOME
                                                                               PORTFOLIO
                                                                         YEAR ENDED DECEMBER 31,
                                                                 1994            1993            1992
STATEMENTS OF OPERATIONS (CONTINUED)

INVESTMENT INCOME
Income--Dividends                                            $ 1,862,474     $   802,302     $  116,101
Expenses--Mortality and expense risk  charges  (NOTE 3)          239,523          73,864          9,757
Net investment income                                          1,622,951         728,438        106,344

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)                                        (231,920)         30,944         11,092
Unrealized appreciation (depreciation) on investments         (2,323,932)        420,793        (25,797)
Net realized and unrealized gain (loss) on investments        (2,555,852)        451,737        (14,705)

Increase (decrease) in net assets from operations            $  (932,901)    $ 1,180,175     $   91,639

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

INCREASE (DECREASE) IN NET ASSETS
From Operations:
  Net investment income                                      $ 1,622,951     $   728,438     $  106,344
  Net realized gain (loss)                                      (231,920)         30,944         11,092
  Unrealized appreciation (depreciation) on investments       (2,323,932)        420,793        (25,797)
  Increase (decrease) in net assets from operations             (932,901)      1,180,175         91,639

From Capital Transactions:
  Net premiums                                                16,369,336       9,240,041      1,287,488
  Transfers (to) from the general account of Life of
    Virginia:
    Death benefits                                               (55,784)              -              -
    Surrenders                                                  (757,957)        (93,810)       (13,908)
    Cost of insurance and administrative expense
      (NOTE 3)                                                   (62,628)        (22,693)        (3,632)
    Transfer gain (loss) and transfer fees  (NOTE 3)             (34,514)         20,097          3,760
    Transfers (to) from the Guarantee Account (NOTE 1)          (523,877)         66,040         17,269
  Interfund transfers                                         (1,888,148)        668,803        248,821
  Increase in net assets from capital transactions            13,046,428       9,878,478      1,539,798

INCREASE IN NET ASSETS                                        12,113,527      11,058,653      1,631,437

NET ASSETS AT BEGINNING OF YEAR                               12,925,067       1,866,414        234,977

NET ASSETS AT END OF YEAR                                    $25,038,594     $12,925,067     $1,866,414


SEE ACCOMPANYING NOTES.


                 MULTIPLE STRATEGIES
                     PORTFOLIO
                YEAR ENDED DECEMBER 31,
     1994        1993             1992
$ 1,498,286  $   693,943     $   386,963
    315,765      183,480          94,843
  1,182,521      510,463         292,120


    173,683      102,312          50,315
 (2,203,089)   1,481,627         316,348
 (2,029,406)   1,583,939         366,663

$  (846,885) $ 2,094,402     $   658,783





$ 1,182,521  $   510,463     $   292,120
    173,683      102,312          50,315
 (2,203,089)   1,481,627         316,348
   (846,885)   2,094,402         658,783


 10,981,087    7,382,228       4,530,059

   (122,743)     (66,798)        (10,726)
   (903,275)    (406,028)       (388,603)
    (83,415)     (51,985)        (29,038)
    (24,108)     (25,101)         (6,793)
   (564,250)     104,633         (10,630)
  1,327,916      527,021         705,307
 10,611,212    7,463,970       4,789,576

  9,764,327    9,558,372       5,448,359

 20,620,347   11,061,975       5,613,616

$30,384,674  $20,620,347     $11,061,975


                      Life of Virginia Separate Account 4

                                                                              MONEY MARKET
                                                                                PORTFOLIO
                                                                        YEAR ENDED DECEMBER 31,
                                                                    1994           1993             1992
STATEMENTS OF OPERATIONS (CONTINUED)
INVESTMENT INCOME
Income--Dividends                                            $  2,051,133     $    559,853     $    483,638
Expenses--Mortality and expense risk  charges  (NOTE 3)           540,987          203,854          147,654
Net investment income                                           1,510,146          355,999          335,984

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)                                                -                -                -
Unrealized appreciation (depreciation) on investments                   -                -                -
Net realized and unrealized gain (loss) on investments                  -                -                -

Increase (decrease) in net assets from operations            $  1,510,146     $    355,999     $    335,984

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

INCREASE (DECREASE)  IN NET ASSETS
From Operations:
  Net investment income                                      $  1,510,146     $    355,999     $    335,984
  Net realized gain (loss)                                              -                -                -
  Unrealized appreciation (depreciation) on investments                 -                -                -
  Increase (decrease) in net assets from operations             1,510,146          355,999          335,984

From Capital Transactions:
  Net premiums                                                 79,067,408       24,443,988       16,760,599
  Transfers (to) from the general account of Life of
    Virginia:
    Death benefits                                             (1,460,159)         (15,579)        (335,414)
    Surrenders                                                 (3,367,219)        (628,296)        (308,817)
    Cost of insurance and administrative expense (NOTE 3)        (146,671)         (58,897)         (47,259)
    Transfer gain (loss) and transfer fees  (NOTE 3)              (20,591)          (9,730)            (528)
    Transfers (to) from the Guarantee Account (NOTE 1)         (6,872,564)        (346,660)        (281,440)
  Interfund transfers                                         (25,417,768)     (19,174,714)     (10,130,691)
  Increase in net assets from capital transactions             41,782,436        4,210,112        5,656,450

INCREASE IN NET ASSETS                                         43,292,582        4,566,111        5,992,434

NET ASSETS AT BEGINNING OF YEAR                                18,773,142       14,207,031        8,214,597

NET ASSETS AT END OF YEAR                                    $ 62,065,724     $ 18,773,142     $ 14,207,031


SEE ACCOMPANYING NOTES.





                          VARIABLE INSURANCE PRODUCTS FUND
               HIGH INCOME                               EQUITY-INCOME                                   GROWTH
                PORTFOLIO                                  PORTFOLIO                                    PORTFOLIO
         YEAR ENDED DECEMBER 31,                    YEAR ENDED DECEMBER 31,                      YEAR ENDED DECEMBER 31,
     1994          1993         1992           1994           1993          1992            1994          1993          1992

$   798,967    $  236,236   $   51,190    $  4,675,559     $   913,970    $   431,454    $  4,043,602    $   667,881    $   320,955
    135,458        60,707       13,338         902,437         379,403        142,404         943,085        484,214        220,055
    663,509       175,529       37,852       3,773,122         534,567        289,050       3,100,517        183,667        100,900


   (100,779)       82,978       48,162         284,694         698,403        221,179         424,903        960,186        517,794
   (890,395)      568,518       74,729        (106,600)      3,206,793      1,446,709      (3,300,969)     5,289,373      1,598,664
   (991,174)      651,496      122,891         178,094       3,905,196      1,667,888      (2,876,066)     6,249,559      2,116,458

$  (327,665)   $  827,025     $160,743    $  3,951,216     $ 4,439,763    $ 1,956,938    $    224,451    $ 6,433,226    $ 2,217,358





$   663,509    $  175,529   $   37,852    $  3,773,122     $   534,567    $   289,050    $  3,100,517    $   183,667    $   100,900
   (100,779)       82,978       48,162         284,694         698,403        221,179         424,903        960,186        517,794
   (890,395)      568,518       74,729        (106,600)      3,206,793      1,446,709      (3,300,969)     5,289,373      1,598,664
   (327,665)      827,025      160,743       3,951,216       4,439,763      1,956,938         224,451      6,433,226      2,217,358


  8,930,853     4,672,467    1,446,850      43,319,748      22,952,200      7,097,675      38,436,463     23,699,261     12,416,807

    (23,586)            -            -        (890,708)        (60,153)             -        (266,922)       (93,308)       (63,617)
   (317,616)      (55,962)     (22,925)     (1,798,386)       (501,314)      (391,328)     (2,014,772)      (732,122)      (555,311)
    (36,445)      (17,831)      (4,617)       (224,723)       (101,963)       (39,656)       (244,798)      (136,196)       (63,615)
    (47,417)       (2,073)         (22)         45,914          44,706        (22,345)        (94,035)       183,530        (29,895)
   (281,733)       13,824        5,000        (707,930)        415,124        (16,858)       (241,053)       305,137         79,555
   (116,753)     (143,628)     273,908      13,086,320       2,900,240      2,061,558       6,890,505      1,083,794      3,561,602
  8,107,303     4,466,797    1,698,194      52,830,235      25,648,840      8,689,046      42,465,388     24,310,096     15,345,526

  7,779,638     5,293,822    1,858,937      56,781,451      30,088,603     10,645,984      42,689,839     30,743,322     17,562,884

  7,640,838     2,347,016      488,079      48,066,739      17,978,136      7,332,152      58,992,394     28,249,072     10,686,188

$15,420,476    $7,640,838   $2,347,016    $104,848,190     $48,066,739    $17,978,136    $101,682,233    $58,992,394    $28,249,072

                      Life of Virginia Separate Account 4





                                                                   VARIABLE INSURANCE PRODUCTS  FUNDS
                                                                               (CONTINUED)
                                                                                 OVERSEAS
                                                                                PORTFOLIO
                                                                         YEAR ENDED DECEMBER 31,
                                                                  1994             1993            1992
STATEMENTS OF OPERATIONS (CONTINUED)
INVESTMENT INCOME (LOSS)
Income--Dividends                                            $    196,613     $   124,534     $   57,122
Expenses--Mortality and expense risk  charges  (NOTE 3)           750,229         155,812         56,417
Net investment income (loss)                                     (553,616)        (31,278)           705

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)                                          810,922         181,613       (112,753)
Unrealized appreciation (depreciation) on investments          (1,667,636)      3,255,418       (612,810)
Net realized and unrealized gain (loss) on investments           (856,714)      3,437,031       (725,563)

Increase (decrease) in net assets from operations            $ (1,410,330)    $ 3,405,753     $ (724,858)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

INCREASE (DECREASE)IN NET ASSETS
From Operations:
  Net investment income (loss)                               $   (553,616)    $   (31,278)    $      705
  Net realized gain (loss)                                        810,922         181,613       (112,753)
  Unrealized appreciation (depreciation) on investments        (1,667,636)      3,255,418       (612,810)
  Increase (decrease) in net assets from operations            (1,410,330)      3,405,753       (724,858)

From Capital Transactions:
  Net premiums                                                 47,044,690      14,298,937      2,280,540
  Transfers (to) from the general account of Life of
    Virginia:
    Death benefits                                               (171,446)        (21,868)             -
    Surrenders                                                 (1,164,675)       (170,249)       (75,295)
    Cost of insurance and administrative expense (NOTE 3)        (185,276)        (43,221)       (15,468)
    Transfer gain (loss) and transfer fees  (NOTE 3)                2,802          (8,689)       (10,425)
    Transfers (to) from the Guarantee Account (NOTE 1)           (114,884)        325,509         38,397
  Interfund transfers                                          12,111,215       5,050,803         20,142
  Increase in net assets from capital transactions             57,522,426      19,431,222      2,237,891

INCREASE IN NET ASSETS                                         56,112,096      22,836,975      1,513,033

NET ASSETS AT BEGINNING OF YEAR                                28,096,077       5,259,102      3,746,069

NET ASSETS AT END OF YEAR                                    $ 84,208,173     $28,096,077     $5,259,102



SEE ACCOMPANYING NOTES.

                      Life of Virginia Separate Account 4




                                                                 VARIABLE INSURANCE PRODUCTS  FUND II
                                                                           ASSET MANAGER
                                                                             PORTFOLIO
                                                                         YEAR ENDED DECEMBER 31,
                                                                   1994              1993            1992

STATEMENTS OF OPERATIONS (CONTINUED)

INVESTMENT INCOME
Income--Dividends                                            $  15,691,643     $  3,115,612     $   710,769
Expenses--Mortality and expense risk charges (NOTE 3)            4,653,566        1,726,811         351,159
Net investment income                                           11,038,077        1,388,801         359,610

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain                                                  275,628          540,930         166,568
Unrealized appreciation (depreciation) on investments          (40,761,110)      26,346,500       2,781,204
Net realized and unrealized gain (loss) on investments         (40,485,482)      26,887,430       2,947,772

Increase (decrease) in net assets from operations            $ (29,447,405)    $ 28,276,231     $ 3,307,382

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

INCREASE (DECREASE) IN NET ASSETS
From Operations:
  Net investment income                                      $  11,038,077     $  1,388,801     $   359,610
  Net realized gain                                                275,628          540,930         166,568
  Unrealized appreciation  (depreciation) on investments       (40,761,110)      26,346,500       2,781,204
  Increase (decrease) in net assets from operations            (29,447,405)      28,276,231       3,307,382

From Capital Transactions:
  Net premiums                                                 210,283,774      173,812,478      36,046,489
  Transfers (to) from the general account of Life of
    Virginia:
    Death benefits                                              (1,132,025)        (314,509)        (73,478)
    Surrenders                                                 (13,957,293)      (2,979,832)       (650,356)
    Cost of insurance and administrative expense (NOTE 3)       (1,320,021)        (597,977)       (128,418)
    Transfer gain (loss) and transfer fees  (NOTE 3)              (598,560)         141,773         (40,483)
    Transfers (to) from the Guarantee Account (NOTE 1)          (6,414,358)       1,501,219         (44,459)
  Interfund transfers                                            7,913,872       14,820,588       7,421,914
  Increase in net assets from capital transactions             194,775,389      186,383,740      42,531,209

INCREASE IN NET ASSETS                                         165,327,984      214,659,971      45,838,591

NET ASSETS AT BEGINNING OF YEAR                                271,571,448       56,911,477      11,072,886

NET ASSETS AT END OF YEAR                                    $ 436,899,432     $271,571,448     $56,911,477



SEE ACCOMPANYING NOTES.

                      Life of Virginia Separate Account 4




                                                                         ADVISERS MANAGEMENT TRUST
                                                                                  BALANCED
                                                                                 PORTFOLIO
                                                                          YEAR ENDED DECEMBER 31,
                                                                  1994             1993            1992
STATEMENTS OF OPERATIONS (CONTINUED)
INVESTMENT INCOME
Income--Dividends                                            $  1,202,168     $   429,209     $   390,914
Expenses--Mortality and expense risk charges (NOTE 3)             345,231         335,845         226,332
Net investment income                                             856,937          93,364         164,582

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain                                                 369,206         653,522         192,473
Unrealized appreciation (depreciation) on investments          (2,580,253)        832,339       1,150,953
Net realized and unrealized gain (loss) on investments         (2,211,047)      1,485,861       1,343,426

Increase (decrease) in net assets from operations            $ (1,354,110)    $ 1,579,225     $ 1,508,008

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

INCREASE (DECREASE) IN NET ASSETS
From Operations:
  Net investment income                                      $    856,937     $    93,364     $   164,582
  Net realized gain                                               369,206         653,522         192,473
  Unrealized appreciation (depreciation) on investments        (2,580,253)        832,339       1,150,953
  Increase (decrease) in net assets from operations            (1,354,110)      1,579,225       1,508,008

From Capital Transactions:
  Net premiums                                                  4,905,972       6,003,871      11,391,194
  Transfers (to) from the general account of Life of
    Virginia:
    Death benefits                                               (222,647)       (243,128)         (4,624)
    Surrenders                                                   (850,409)     (1,397,488)       (434,565)
    Cost of insurance and administrative expense
      (NOTE 3)                                                    (87,021)        (86,968)        (64,554)
    Transfer gain (loss) and transfer fees  (NOTE 3)               (6,823)          2,601         (70,586)
    Transfers (to) from the Guarantee Account (NOTE 1)           (303,659)         61,411         152,099
  Interfund transfers                                          (1,980,780)     (2,117,036)      1,664,201
  Increase in net assets from capital transactions              1,454,633       2,223,263      12,633,165

INCREASE IN NET ASSETS                                            100,523       3,802,488      14,141,173

NET ASSETS AT BEGINNING OF YEAR                                30,099,346      26,296,858      12,155,685

NET ASSETS AT END OF YEAR                                    $ 30,199,869     $30,099,346     $26,296,858



SEE ACCOMPANYING NOTES.

                     Life of Virginia Separate Account 4


                                                                            ADVISERS MANAGEMENT
                                                                                   BOND
                                                                                 PORTFOLIO
                                                                                             PERIOD FROM
                                                                         YEAR ENDED         MAY 1, 1992 TO
                                                                        DECEMBER 31,        DECEMBER 31,
                                                                  1994             1993          1992
STATEMENTS OF OPERATIONS (CONTINUED)
INVESTMENT INCOME (LOSS)
Income--Dividends                                            $    708,775     $    48,334     $      -
Expenses--Mortality and expense risk  charges  (NOTE 3)           234,710          48,457        2,436
Net investment income (loss)                                      474,065            (123)      (2,436)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)                                         (487,357)        (11,710)      (1,142)
Unrealized appreciation  (depreciation) on investments           (236,796)         85,378        5,339
Net realized and unrealized gain (loss) on investments           (724,153)         73,668        4,197

Increase (decrease) in net assets from operations            $   (250,088)    $    73,545     $  1,761

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

INCREASE (DECREASE) IN NET ASSETS
From Operations:
  Net investment income (loss)                               $    474,065     $      (123)    $ (2,436)
  Net realized gain (loss)                                       (487,357)        (11,710)      (1,142)
  Unrealized appreciation  (depreciation) on investments         (236,796)         85,378        5,339
  Increase (decrease) in net assets from operations              (250,088)         73,545        1,761

From Capital Transactions:
  Net premiums                                                 26,294,787      10,262,864      582,475
  Transfers (to) from the general account of Life of
    Virginia:
    Death benefits                                                (95,897)              -            -
    Surrenders                                                   (440,989)        (14,046)           -
    Cost of insurance and administrative expense (NOTE 3)         (59,746)        (14,869)        (882)
    Transfer gain (loss) and transfer fees  (NOTE 3)              (26,596)         32,504         (235)
    Transfers (to) from the Guarantee Account (NOTE 1)         (1,028,597)         48,834            -
  Interfund transfers                                         (16,482,327)       (341,016)     171,981
  Increase in net assets from capital transactions              8,160,635       9,974,271      753,339

INCREASE IN NET ASSETS                                          7,910,547      10,047,816      755,100

NET ASSETS AT BEGINNING OF PERIOD                              10,802,916         755,100            -

NET ASSETS AT END OF PERIOD                                  $ 18,713,463     $10,802,916     $755,100



SEE ACCOMPANYING NOTES.





TRUST  (CONTINUED)
                   GROWTH
                 PORTFOLIO
                            PERIOD FROM
       YEAR ENDED         MAY 1, 1992 TO
      DECEMBER 31,         DECEMBER 31,
   1994          1993         1992
$  813,202  $   34,457     $      -
    73,324      42,071        8,618
   739,878      (7,614)      (8,618)


   (88,698)     (1,902)       8,650
(1,043,018)    300,878       28,512
(1,131,716)    298,976       37,162

$ (391,838) $  291,362     $ 28,544





$  739,878  $   (7,614)    $ (8,618)
   (88,698)     (1,902)       8,650
(1,043,018)    300,878       28,512
  (391,838)    291,362       28,544


 2,626,919   4,738,404      649,817

    (9,898)          -            -
  (120,880)    (48,862)           -
   (17,468)    (10,581)        (853)
     4,278      11,773          299
   (65,829)     64,054        2,000
(1,243,094)    310,071      101,110
 1,174,028   5,064,859      752,373

   782,190   5,356,221      780,917

 6,137,138     780,917            -

$6,919,328  $6,137,138     $780,917

                            Life of Virginia Separate Account 4



                                                                        AGGRESSIVE
                                                                          GROWTH
                                                                         PORTFOLIO
                                                                               PERIOD FROM
                                                                                SEPTEMBER
                                                               YEAR ENDED      13, 1993 TO
                                                              DECEMBER 31,     DECEMBER 31,
                                                                 1994               1993
STATEMENTS OF OPERATIONS (CONTINUED)
INVESTMENT INCOME (LOSS)
Income--Dividends                                            $   143,307     $      801
Expenses--Mortality and expense risk charges (NOTE 3)            102,376          2,373
Net investment income (loss)                                      40,931         (1,572)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)                                         117,926        (44,076)
Unrealized appreciation  (depreciation) on investments         1,778,397         93,438
Net realized and unrealized gain (loss) on investments         1,896,323         49,362

Increase (decrease) in net assets from operations            $ 1,937,254     $   47,790

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

INCREASE (DECREASE) IN NET ASSETS
From Operations:
  Net investment income (loss)                               $    40,931     $   (1,572)
  Net realized gain (loss)                                       117,926        (44,076)
  Unrealized appreciation  (depreciation) on investments       1,778,397         93,438
  Increase (decrease) in net assets from operations            1,937,254         47,790

From Capital Transactions:
  Net premiums                                                11,040,719      1,096,612
  Transfers (to) from the general account of Life of
    Virginia:
    Death benefits                                               (46,281)             -
    Surrenders                                                  (143,136)             -
    Cost of insurance and administrative expense (NOTE 3)        (27,618)        (1,390)
    Transfer gain (loss) and transfer fees  (NOTE 3)              16,650         (1,825)
    Transfers (to) from the Guarantee Account (NOTE 1)          (194,133)        16,036
  Interfund transfers                                          5,460,535        299,759
  Increase in net assets from capital transactions            16,106,736      1,409,192

INCREASE IN NET ASSETS                                        18,043,990      1,456,982

NET ASSETS AT BEGINNING OF PERIOD                              1,456,982              -

NET ASSETS AT END OF PERIOD                                  $19,500,972     $1,456,982



SEE ACCOMPANYING NOTES.


  JANUS ASPEN (CONTINUED)

             GROWTH                       WORLDWIDE GROWTH
            PORTFOLIO                        PORTFOLIO
                   PERIOD FROM                     PERIOD FROM
                   SEPTEMBER 13,                   SEPTEMBER
   YEAR ENDED       1993 TO        YEAR ENDED      13, 1993 TO
  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
    1994             1993            1994            1993
$   109,722       $  21,397     $     3,147     $    7,922
    258,877          10,072         204,215          6,437
   (149,155)         11,325        (201,068)         1,485


    141,619         (57,047)      1,394,128        (52,569)
     75,874          38,543      (1,349,019)       343,537
    217,493         (18,504)         45,109        290,968

$    68,338      $   (7,179)    $  (155,959)    $  292,453





$  (149,155)     $   11,325     $  (201,068)    $    1,485
    141,619         (57,047)      1,394,128        (52,569)
     75,874          38,543      (1,349,019)       343,537
     68,338          (7,179)       (155,959)       292,453

 23,804,072       4,717,671      17,754,295      2,463,491

    (88,205)              -         (74,067)             -
   (335,606)              -        (321,790)             -
    (70,249)         (4,984)        (53,600)        (2,467)
    (30,507)         (2,570)        (34,313)        23,965
    (64,235)         89,992          40,818         42,557
  5,733,375       1,212,831       7,084,163      1,101,991
 28,948,645       6,012,940      24,395,506      3,629,537

 29,016,983       6,005,761      24,239,547      3,921,990

  6,005,761               -       3,921,990              -

$35,022,744      $6,005,761     $28,161,537     $3,921,990



                      Life of Virginia Separate Account 4

                         Notes to Financial Statements

                               December 31, 1994

1. DESCRIPTION OF ENTITY

Life of Virginia Separate Account 4 (the Account) is a separate investment account established in 1987 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity policies issued by Life of Virginia. Life of Virginia is an indirect wholly-owned subsidiary of Aon Corporation (Aon).

Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of Life of Virginia. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

UNIT CLASSES

There are two unit classes included in the Account. Type I units are sold under policy form P1140. Type II units are sold under policy forms P1142, P1142N and P1143. Type II unit sales began in the third quarter of 1994.

INVESTMENTS

Effective May 1, 1993, the name of the Life of Virginia Series Fund, Inc. Common Stock and Bond portfolios changed to Common Stock Index and Government Securities portfolios, respectively, in conjunction with changing the portfolios' underlying investment strategies.

Investments are stated at fair value which is based on the percentage owned by the Account of the net asset value of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

                      Life of Virginia Separate Account 4

                   Notes to Financial Statements (continued)



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 1994 were:




                                    Cost of Shares  Proceeds from
         Fund/Portfolio                 Acquired     Shares Sold
Life of Virginia Series Fund, Inc.:
Common Stock                         $ 3,086,942    $ 1,269,001
  Bond                                 4,287,333      3,059,578
  Money Market                        35,508,297     32,071,875
  Total Return                         5,888,924      2,447,924
Oppenheimer Variable Account Funds:
  Money                               17,203,045     11,919,014
  Bond                                10,628,378      5,259,329
  Capital Appreciation                50,926,401     11,211,995
  Growth                               6,002,534      2,424,961
  High Income                         25,947,308     11,877,163
  Multiple Strategies                 15,955,034      4,773,839
Variable Insurance Products Fund:
  Money Market                       120,901,002     79,726,562
  High Income                         13,970,663      5,473,833
  Equity-Income                       67,602,015     13,644,032
  Growth                              56,959,222     14,079,822
 Overseas                             67,929,609     13,813,997
Variable Insurance Products Fund II:
  Asset Manager                      255,494,885     63,457,692
Advisers Management Trust:
  Balanced                             7,367,379      5,571,686
  Bond                                30,588,130     24,785,057
  Growth                               4,664,383      2,859,743
Janus Aspen:
  Aggressive Growth                   18,388,501      2,897,486
  Growth                              31,648,122      4,303,511
  Worldwide Growth                    31,644,016      8,291,875

                      Life of Virginia Separate Account 4

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the Code). Life of Virginia is included in the Aon life-nonlife consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

3. RELATED PARTY TRANSACTIONS

Net premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a .20% charge is deducted monthly from the policy Account values to reimburse Life of Virginia for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment for all Type I policies and seven years for certain Type II policies to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered, depending on the time between premium payment and surrender.

Life of Virginia will deduct a charge of $30 per year and $25 plus .15% per year from the policy account values for certain administrative expenses incurred for policy Type I and Type II, respectively. For Type II policies, the $25 charge may be waived if the account value is greater than $75,000. In addition, Life of Virginia charges the Account 1.15% and 1.25% on policy Type I and Type II, respectively, for the mortality and expense risk that Life of Virginia assumes. Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

Gains or losses resulting from the processing time between the receipt of an initial premium and the investment of that premium are charged to Life of Virginia. In addition, any such gain or loss resulting from the processing time between a request for policy surrender and the payment is also charged to Life of Virginia.

                      Life of Virginia Separate Account 4

3. RELATED PARTY TRANSACTIONS (CONTINUED)

Life of Virginia Series Fund, Inc. (the Fund) is an open-end diversified management investment company whose shares are sold to Life of Virginia's Separate Accounts.

Forth Financial Securities Corporation (FFSC), an indirect wholly-owned subsidiary of Aon, acts as principal underwriter (as defined in The Investment Company Act of 1940) of the Account's policies pursuant to an agreement with Life of Virginia.

Aon Advisors, Inc. (Investment Advisor), a wholly-owned subsidiary of Aon, serves as investment advisor to the Fund and provides portfolio management, investment advice, and related administrative services for the Fund. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the Common Stock Index portfolio and .50% for the Government Securities, Money Market and Total Return portfolios. Effective July 1, 1994, the investment advisor agreed to waive a portion of the advisory fee for the Money Market portfolio such that the effective annual rate is .10%. Prior to May 1, 1993, the effective annual rate for the Common Stock Index portfolio was .50%.

Certain officers and directors of Life of Virginia are also officers and directors of FFSC, the Fund, Investment Advisor or Aon.

4. SUBSEQUENT EVENTS

In January 1995, three new investment subdivisions were added to the Account, for both Type I and Type II policies. For each policy type, two of these subdivisions, the Utility and Corporate Bond each invest solely in a designated portfolio of the Insurance Management Series (IMS), a series type mutual fund. The third new subdivision, the Contrafund, invests solely in a designated portfolio of the Variable Insurance Product Fund II (VIP II), a series type mutual fund. These investment subdivisions are not available in connection with policies issued to California policyholders.

                 Audited Consolidated Financial Statements

                   The Life Insurance Company of Virginia
                              and Subsidiaries

                        Year Ended December 31, 1994


THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARIES
INDEX TO FINANCIAL STATEMENTS

____________________________________________________________________________

Report of Independent Auditors . . . . . . . . . . . . . . . . . . . . . . 1

Consolidated Financial Statements

Consolidated Statements of Financial Position
  as of December 31, 1994 and 1993 . . . . . . . . . . . . . . . . . . . . 2
Consolidated Statements of Income for the years
  ended December 31, 1994, 1993, and 1992. . . . . . . . . . . . . . . . . 4
Consolidated Statements of Cash Flows for the years
  ended December 31, 1994, 1993, and 1992. . . . . . . . . . . . . . . . . 5
Consolidated Statements of Stockholder's Equity for the years ended December 31, 1994, 1993, and 1992. . . . . . . . . . . . . . . . . 6
Notes to Consolidated Financial Statements . . . . . . . . . . . . . . . . 7

____________________________________________________________________________

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Life Insurance Company of Virginia

We have audited the accompanying consolidated statements of financial position of The Life Insurance Company of Virginia (an indirect wholly-owned subsidiary of Aon Corporation) and subsidiaries as of December 31, 1994 and 1993, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Life Insurance Company of Virginia and subsidiaries at December 31, 1994 and 1993, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1994, in conformity with generally accepted accounting principles.

As discussed in Notes 1, 4 and 7, the Company changed its method of accounting for certain investments in 1994 and income taxes and postretirement benefits other than pensions in 1992.


Richmond, Virginia
February 9, 1995

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

(millions)                                                  December 31
                                                         1994         1993
Assets

Investments

  Fixed maturities
    Held to maturity - at amortized cost
      (fair value:  1994 - $2,790.0;
        1993 - $4,008.5)                               $3,023.7     $3,865.1
    Available for sale - 1994 at fair value;
      1993 at amortized cost
        (1994 amortized cost:  $2,065.4;
        1993 fair value:  $1,527.8)                     1,910.5      1,494.6
  Equity securities - at fair value
    Common stocks (cost:  1994 - $10.9;
        1993 - $39.1)                                      13.4         45.5
    Preferred stocks (cost:  1994 - $117.2;
        1993 - $241.4)                                    111.8        270.9
  Mortgage loans on real estate (net of reserve
    for losses: 1994 - $27.3; 1993 - $38.6)               527.6        508.1
  Real estate (net of accumulated depreciation:
       1994 - $6.5; 1993 - $6.1)                           35.4         34.0
  Policy loans                                            165.3        156.9
  Other long-term investments                               9.3         11.1
  Short-term investments                                  106.9        105.2
     Total investments                                  5,903.9      6,491.4

Cash                                                       23.0         23.1

Receivables
  Premiums and other                                       68.3        168.8
  Accrued investment income                                75.6         84.0
  Receivable from affiliates                              347.2         35.2
     Total receivables                                    491.1        288.0

Deferred Policy Acquisition Costs                         388.1        413.2

Cost of Insurance Purchased
  (net of accumulated amortization:  1994 - $70.1;
     1993 - $65.0)                                         48.6         53.7

Property and Equipment at Cost
  (net of accumulated depreciation:  1994 - $23.5;
     1993 - $20.3)                                          7.5          7.0

Assets Held Under Special Contracts                     1,429.7        898.2

Other Assets                                               57.9         54.8

     Total Assets                                      $8,349.8     $8,229.4
                                                       ========     ========
___________________________________________________________________________

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION -- Continued

(millions)
                                                            December 31
                                                         1994         1993
Liabilities and Stockholder's Equity

Policy Liabilities
  Future policy benefits                               $  589.9     $  594.6
  Policy and contract claims                               83.8        109.9
  Unearned and advance premiums                           229.7        318.5
  Other policyholder funds                              5,019.8      5,163.2
       Total policy liabilities                         5,923.2      6,186.2

General Liabilities
  Commissions and general expenses                         46.9         38.4
  Current income taxes                                     14.5         50.2
  Deferred income taxes                                    21.0         69.5
  Liabilities held under special contracts              1,429.7        898.2
  Other liabilities                                       147.1        130.8

       Total Liabilities                                7,582.4      7,373.3

Commitments and Contingent Liabilities

Stockholder's Equity
  Common stock - $1,000 par value:
    Authorized, issued and outstanding:  4,000 shares       4.0          4.0
  Paid-in additional capital                              704.1        704.1
  Net unrealized investment gains (losses)                (97.5)        23.6
  Net foreign exchange losses                              (3.0)        (2.3)
  Retained earnings                                       159.8        126.7

       Total Stockholder's Equity                         767.4        856.1

       Total Liabilities and Stockholder's Equity      $8,349.8     $8,229.4
                                                       ========     ========
_____________________________________________________________________________

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF INCOME

(millions)
                                                     Years ended December 31
                                                     1994     1993     1992
Revenue
  Premiums and policy fees                          $230.1   $256.5   $248.5
  Net investment income (Note 3)                     490.6    513.5    507.2
  Realized investment losses                         (25.8)    (1.6)   (16.3)
  Other income                                         8.5     14.5     12.1
       Total revenue earned                          703.4    782.9    751.5

Benefits and Expenses
  Benefits to policyholders                          477.1    491.0    497.1
  Commissions and general expenses                    75.7     92.4    100.7
  Amortization of deferred policy acquisition costs   57.1     65.7     61.5
  Amortization of cost of insurance purchased          5.1      5.4      5.4
       Total benefits and expenses                   615.0    654.5    664.7

Income Before Income Tax and Cumulative Effect
  of Changes in Accounting Principles                 88.4    128.4     86.8
    Provision for income tax (Note 4)
      Current                                         21.0     52.9     46.7
      Deferred - credit                               (5.7)    (6.7)   (13.7)

Income Before Cumulative Effect of Changes in
  Accounting Principles                               73.1     82.2     53.8
  Cumulative effect of changes in accounting
    principles                                         -        -       16.4

Net Income                                          $ 73.1   $ 82.2   $ 70.2
                                                    ======   ======   ======

_____________________________________________________________________________

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS

(millions)                                          Years ended December 31
                                                    1994     1993     1992
Cash Flows from Operating Activities:
  Net income                                      $   73.1  $   82.2  $   70.2
  Adjustments to reconcile net income to
    cash provided by (used by) operating
    activities:
      Policy liabilities                             331.4     334.9     206.7
      Accrued investment income                        1.8      (2.3)      5.9
      Deferred policy acquisition costs              (91.8)   (105.4)    (94.7)
      Amortization of deferred policy
        acquisition costs                             57.1      65.7      61.5
      Amortization of cost of insurance purchased      5.1       5.4       5.4
      Other amortization and depreciation              2.3       2.1       1.3
      Premiums and operating receivables,
        commissions and general expenses, income
        taxes, other assets and other liabilities   (139.7)   (161.1)    (16.9)
      Realized investment losses                      25.8       1.6      16.3

      Cash Provided by Operating Activities          265.1     223.1     255.7

Cash Flows from Investing Activities:
  Sale (purchase) of short-term investments-net        (.3)    (17.3)     36.4
  Sale or maturity of investments
    Fixed maturities - Held to maturity
                         Maturities                   50.8      64.6      52.2
                         Calls and Prepayments       727.5   1,962.5   1,460.7
                         Sales                         -        28.0     188.5
    Fixed maturities - Available for sale
                         Maturities                   50.4       -         0.1
                         Calls and Prepayments       269.1     480.9      20.6
                         Sales                       444.7     209.0      64.0
    All other investments                            231.1     184.3     154.1
  Purchase of investments
    Fixed maturities - Held to maturity             (734.0) (2,142.7) (2,089.7)
    Fixed maturities - Available for sale         (1,018.5)   (967.1)   (163.8)
    All other investments                           (357.1)   (260.6)   (111.5)
  Property and equipment                              (1.8)     22.7      (1.9)

       Cash Used by Investing Activities            (338.1)   (435.7)   (390.3)

Cash Flows from Financing Activities:
  Cash dividends to stockholder                      (20.0)    (59.0)    (56.0)
  Interest sensitive life, annuity and
    investment contract deposits                   1,455.5   1,376.0     955.6
  Interest sensitive life, annuity and
    investment contract withdrawals               (1,362.6) (1,089.9)   (761.4)

      Cash Provided by Financing Activities           72.9     227.1     138.2

Increase (Decrease) in Cash                            (.1)     14.5       3.6
Cash at Beginning of Year                             23.1       8.6       5.0

Cash at End of Year                               $   23.0  $   23.1  $    8.6
                                                  ========  ========  ========
____________________________________________________________________________

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(millions)
                                                     Years ended December 31
                                                     1994     1993     1992

Common Stock
  Balance at January 1 and December 31              $  4.0   $  4.0   $  4.0
Paid-in Additional Capital
  Balance at January 1 and December 31               704.1    704.1    704.1

Net Unrealized Investment Gains (Losses)
  Balance at January 1                                23.6     17.0      9.9
    Effect of change in accounting principles
      at January 1                                    25.1      -        -
    Net unrealized investment gains (losses)        (146.2)     6.6      7.1
  Balance at December 31                             (97.5)    23.6     17.0

Net Foreign Exchange Gains (Losses)
  Balance at January 1                                (2.3)    (2.4)      .4
    Net foreign exchange gains (losses)                (.7)      .1     (2.8)
  Balance at December 31                              (3.0)    (2.3)    (2.4)

Retained Earnings
  Balance at January 1                               126.7    110.6     99.5
    Net income                                        73.1     82.2     70.2
    Dividends to stockholder                         (40.0)   (59.0)   (56.0)
    Stock dividend to affiliate (Note 2)               -       (7.1)    (3.1)
  Balance at December 31                             159.8    126.7    110.6

Stockholder's Equity at December 31                 $767.4   $856.1   $833.3
                                                    ======   ======   ======
____________________________________________________________________________

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   Summary of Significant Accounting Principles and Practices

     Principles of Consolidation

     The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles and include the accounts of The Life Insurance Company of Virginia and its subsidiaries ("Life of Virginia"). Life of Virginia is an indirect wholly owned subsidiary of Aon Corporation ("Aon"). All material intercompany accounts and transactions have been eliminated.


     Recognition of Premium Revenue and Related Expenses

     For universal life-type and investment products, generally there is no requirement for payment of premium other than to maintain account values at a level sufficient to pay mortality and expense charges. Consequently, premiums for universal life-type policies and investment products are not reported as revenue, but as deposits. Policy fee revenue for universal life-type policies and investment products consists of charges for the cost of insurance, policy administration, and surrenders assessed during the period. Expenses include interest credited to policy account balances and benefit claims incurred in excess of policy account balances.

     In general, for accident and health products, premiums collected are reported as earned proportionately over the period covered by the policies. For all other life products, premiums are recognized as revenue when due. Benefits and related expenses associated with the premium revenues are charged to expense proportionately over the lives of the policies through a provision for future policy benefit liabilities and through deferral and amortization of deferred policy acquisition costs.

     Reinsurance

     Reinsurance premiums, commissions, and expense reimbursements on reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits. Expense reimbursements received in connection with reinsurance ceded have been accounted for as a reduction of the related policy acquisition costs or, to the extent such reimbursements exceed the related acquisition costs, as other revenue. All reinsurance receivables and prepaid reinsurance premium amounts are reported as assets.

     Special Charges

     In 1992, Life of Virginia recorded special charges for employee reductions, which included an early retirement program and a reserve for insurance industry insolvencies. The above charges aggregated

     $11.4 million before income taxes and are reported in commissions and general expenses.

     Income Tax

     Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

     Investments

     Fixed maturities, where the intent is to hold to maturity, are carried generally at amortized cost. As a result of adopting Statement of Financial Accounting Standards ("Statement") No. 115 "Accounting for Certain Investments in Debt and Equity Securities" on January 1, 1994, fixed maturities that are available for sale are carried at fair value at December 31, 1994. At December 31, 1993, fixed maturities available for sale were carried, on an aggregate basis, at the lower of amortized cost or fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity that are included in net investment income. Included in fixed maturities are investments in collateralized mortgage obligations ("CMOs"). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments and included in net investment income. Equity securities are valued at fair value. Unrealized gains and temporary unrealized losses on fixed maturities available for sale and equity securities are excluded from income and are recorded directly to stockholder's equity, net of related deferred income taxes. Mortgage loans are carried at amortized cost, net of reserves. Real estate is carried generally at cost less accumulated depreciation. Policy loans are carried at unpaid principal balance. Other long-term investments are carried generally at cost. Realized investment gains or losses are computed using specific costs of securities sold.

     Investments that have declines in fair value below cost, that are judged to be other than temporary, are written down to estimated fair values and reported as realized investment losses. Additionally, reserves for mortgage loans and certain other long-term investments are established based on an evaluation of the respective investment portfolio, past credit loss experience, and current economic conditions. Writedowns and reserves are included in realized investment gains and losses in the statements of income. In general, Life of Virginia ceases to accrue investment income where interest or dividend payments are in arrears.

     Accounting policies relating to derivative financial instruments are discussed in Note 12.

     Deferred Policy Acquisition Costs

     Costs of acquiring new business, principally the excess of new commissions over renewal commissions, underwriting and sales expenses that vary with and are primarily related to the production of new business, are deferred. For non-universal life-type products, amortization of deferred acquisition costs and the cost of insurance purchased is related to and based on the expected premium revenues on the policies. In general, such amortization is adjusted to reflect current withdrawal experience. Expected premium revenues are estimated by using the same assumptions used in estimating future policy benefits.

     In general, deferred policy acquisition costs and cost of insurance purchased related to universal life-type policies and investment products are amortized in relation to the present value of expected gross profits on the policies. Such amortization is adjusted periodically to reflect differences in actual and assumed gross profits.

     To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related deferred policy acquisition cost adjustments are recorded along with the unrealized gains or losses included in stockholder's equity with no effect on net income.

     Other Intangible Assets

     The excess of cost over net assets purchased relating to business acquisitions and the cost of insurance purchased are being amortized into income on a straight-line basis over a range of seven to forty years.

     Property and Equipment

     Property and equipment are generally depreciated using the straight-line method over their estimated useful lives.

     Assets and Liabilities Held Under Special Contracts

     Assets held under special contracts principally represent designated funds of group pension, variable life and annuity policyholders. These assets are offset by liabilities that represent such policyholders' equity in those assets. The net investment income generated from these assets is not included in the consolidated statements of income.

     Future Policy Benefit Liabilities and Unearned Premiums and Policy and Contract Claims

     Future policy benefit liabilities on non-universal life-type and accident and health products have been provided on the net level premium method. The liabilities are calculated based on assumptions as to investment yield, mortality, morbidity and withdrawal rates that were determined at the date of issue or acquisition of Life of Virginia by Aon, and provide for possible adverse deviations.
     Interest assumptions are graded and range from 9% to 4.5%. Withdrawal assumptions are based principally on experience and vary by plan, year of issue, and duration.

     Policyholder liabilities on universal life-type and investment products are generally based on policy account values. Interest credit rates for these products range from 7.8% to 5.6%.

     Unearned premiums generally are calculated using the pro rata method based on gross premiums. However, in the case of credit life and credit accident and health, the unearned premiums are calculated such that the premiums are earned over the period of risk in a reasonable relationship to anticipated claims.

     Policy and contract claim liabilities represent estimates for reported claims, as well as provisions for losses incurred, but not yet reported. These claim liabilities are based on historical experience and are estimates of the ultimate amount to be paid when the claims are settled. Changes in the estimated liability are reflected in income as the estimates are revised.

     Fair Value of Financial Instruments

     The following methods and assumptions were used to estimate fair values for financial instruments. The carrying amounts in the consolidated statements of financial position for cash and short-term investments approximate their fair values. Fair values for fixed maturity securities and equity securities are based on quoted market prices or, if they are not actively traded, on estimated values obtained from independent pricing services. The fair values for mortgage loans and policy loans are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Fair values of derivatives are based on quoted prices for exchange-traded instruments or the cost to terminate or offset with other contracts.

     In general, other long-term investments are comprised of real estate joint ventures and limited partnerships. It was not practicable to estimate the fair value of other long-term investments because of the lack of quoted market prices and the inability to estimate fair value without incurring excessive costs. In addition, the determination of the fair value of investment commitments was deemed impracticable due to the inability to estimate future cash flows.

     Fair values for liabilities for investment-type contracts are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Foreign Currency Translation

     Foreign revenues and expenses are translated at average exchange rates. Foreign assets and liabilities are translated at year-end exchange rates. Unrealized foreign exchange gains or losses on translation are generally reported in stockholder's equity. No tax effect was taken into consideration for unrealized losses.

     Accounting Changes

     On January 1, 1994, Life of Virginia adopted Statement No. 115 which requires categorization of fixed maturities either as held to maturity, available for sale or trading and equity securities as available for sale or trading. Investments in fixed maturities and equity investments, that are categorized as available for sale, are carried at fair value, with unrealized gains and losses (net of applicable tax and adjustment to amortization of deferred policy acquisition costs) excluded from income and recorded directly as a separate component of stockholder's equity. Life of Virginia does not categorize any fixed maturities or equity securities as trading.

     The adoption of Statement No. 115 had no effect on Life of Virginia's accounting for equity securities. In accordance with Statement No. 115, prior period financial statements have not been restated to reflect the change in accounting principle.

     In addition, Life of Virginia adopted Statement No. 112, "Employers' Accounting for Postemployment Benefits" in 1994. Implementation of this Statement did not have a material effect on Life of Virginia's financial statements. Life of Virginia adopted Statement No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions" (Note 7) and Statement No. 109, "Accounting for Income Taxes" (Note 4) in 1992.

     The Financial Accounting Standards Board has issued Statements No. 114 and 118 which relate to accounting by creditors for impairment of a loan. The Statements require that impaired loans are to be valued at the present value of expected future cash flows, at the loan's observable market price, or at the fair value of the collateral if the loan is collateral dependent. Life of Virginia anticipates adopting these Statements in its 1995 financial statements as required. Implementation of these Statements is not expected to have a material effect on Life of Virginia's financial statements.

2.   Business Combinations and Disposals

     In December 1993, Life of Virginia contributed 267,800 shares at cost of Aon common stock to Combined Insurance Company of America
     ("Combined"). The fair value and cost of the Aon shares were $12.6 million and $7.1 million, respectively.

     In September 1992, Life of Virginia contributed, in the form of a stock dividend, all outstanding shares of common stock of its wholly-owned subsidiary, Associated Home Life Insurance Company, to Combined. Total assets of Associated Home Life Insurance Company transferred by the stock dividend were $3.1 million.

3.   Investments

     The components of net investment income are as follows:

     (millions)
                                               Years ended December 31
                                               1994     1993     1992

     Fixed maturities                         $404.1   $426.8   $420.6
     Equity securities                          25.2     19.7     17.7
     Mortgage loans on real estate              49.9     50.0     54.8
     Short-term investments                      3.8      1.5      4.2
     Other investments                          18.0     23.9     20.6

     Gross investment income                   501.0    521.9    517.9
     Investment expenses                        10.4      8.4     10.7

     Net investment income                    $490.6   $513.5    507.2
                                               ======   ======   ======

     Realized gains (losses) on investments are as follows:

                                              Years ended December 31
                                               1994     1993     1992

     Fixed maturities:
       Held to maturity                       $  1.5   $ 16.3   $  3.9
       Available for sale                       (30.6)     -        -
     Equity securities                          (1.9)     2.2      5.7
     Mortgage loans on real estate               9.6    (15.8)   (18.5)
     Other investments                          (4.4)    (4.3)    (7.4)

     Total before tax                           (25.8)    (1.6)  (16.3)

     Less applicable tax                         9.0       .5      6.1

     Total                                    $(16.8)  $ (1.1)  $(10.2)
                                               ======   ======   ======

     Gross gains of $24.0 million, and gross losses of $56.5 million, were realized on available for sale fixed maturities and equity sales during 1994. Gross gains of $11.3 million and gross losses of $9.8 million were realized on calls and prepayments of held to maturity fixed maturities during 1994. Gross gains of $49.8 million and $27.9 million and gross losses of $33.5 million and $24.0 million were realized on fixed maturity sales during 1993 and 1992, respectively.

     The cumulative effect as of January 1, 1994 of adopting Statement No. 115 increased stockholder's equity by $25.1 million (net of adjustments to deferred policy acquisition costs of $14.0 million and deferred income taxes of $20.2 million) to reflect the net unrealized fixed maturities holding gains on securities previously carried at amortized cost; there was no effect on net income as a result of the adoption of Statement No. 115. As of December 31, 1994, those holding gains decreased by $120.6 million (net of adjustments to deferred policy acquisition costs of $44.2 million and deferred income taxes of $49.4 million) to a net unrealized loss of $95.5 million.

     In connection with the adoption of Statement No. 115, Life of Virginia reclassified certain fixed maturity investments with an amortized cost of $785.5 million and fair value of $811.6 million from held to maturity to available for sale. Subsequent to January 1, 1994 there were no additional reclassifications between available for sale and held to maturity.

     The changes in net unrealized gains (losses) on fixed maturities and equity security investments are as follows:

                                                 Years ended December 31
                                                   1994     1993    1992

     Fixed maturities:
        Held to maturity                         $(351.0)  $35.2   $(87.9)
        Available for sale                        (214.2)    (.2)    33.4
     Equity securities                            (38.8)   10.1     10.9

     Total                                      $(604.0)  $45.1   $(43.6)
                                                =======   =====   ======

     The amortized cost and fair values of investments in fixed maturities are as follows:


      (millions)
                                                December 31, 1994
                                                  Gross        Gross
                                   Amortized    Unrealized   Unrealized     Fair
                                     Cost         Gains       Losses       Value
     Held to maturity:

     U. S. government
       and agencies                $    3.2       $  .1      $   -      $    3.3
     States and
       political subdivisions           2.3          .1          -           2.4
     Foreign governments                 .1         -            -            .1
     Corporate securities           1,428.3        14.8        (96.5)    1,346.6
     Mortgage-backed
       securities                   1,589.8         1.0       (153.2)    1,437.6

     Total held to
       maturity                    $3,023.7       $16.0      $(249.7)   $2,790.0
                                   ========       =====      =======    ========

      (millions)
                                                   December 31, 1994
                                                  Gross        Gross
                                   Amortized    Unrealized   Unrealized     Fair
                                     Cost         Gains       Losses       Value
     Available for sale:
     U. S. government
       and agencies                $   26.2       $  .1      $   (.4)    $   25.9
     States and political
       subdivisions                      .4           -            -           .4
     Foreign governments               43.7          .8         (1.0)        43.5
     Corporate securities             869.9         6.3        (47.1)       829.1
     Mortgage-backed
       securities                   1,118.3          .8       (113.7)     1,005.4
     Other fixed
      maturities                        6.9          .1          (.8)         6.2
     Total fixed
       maturities                   2,065.4         8.1       (163.0)     1,910.5
     Total equity
       securities                     128.1         5.6         (8.5)       125.2
     Total available
       for sale                    $2,193.5       $13.7      $(171.5)    $2,035.7
                                   ========       =====      =======     ========

                                                    December 31, 1993
                                                  Gross        Gross
                                   Amortized    Unrealized   Unrealized     Fair
                                     Cost         Gains       Losses       Value
     Held to maturity:
     U. S. government
       and agencies                $   28.1       $  2.5      $  -        $   30.6
     States and political
       subdivisions                     3.3           .4         -             3.7
     Foreign governments               12.7          1.8         -            14.5
     Corporate securities           1,843.4        134.7        (5.6)      1,972.5
     Mortgage-backed
       securities                   1,977.6         24.6       (15.0)      1,987.2
     Total held to
        maturity                   $3,865.1       $164.0      $(20.6)     $4,008.5
                                   ========       ======      ======      ========

      (millions)
                                                    December 31, 1993
                                                  Gross        Gross
                                   Amortized    Unrealized   Unrealized     Fair
                                     Cost         Gains       Losses       Value
     Available for sale:
     U. S. government
       and agencies                $   44.2       $  .4      $  (.1)    $   44.5
     Foreign governments                8.8          .5         -            9.3
     Corporate securities             834.6        35.9        (3.6)       866.9
     Mortgage-backed
       securities                     596.7         5.7        (6.0)       596.4
     Other fixed
       maturities                      10.3          .6         (.2)        10.7
     Total fixed
       maturities                   1,494.6        43.1        (9.9)     1,527.8
     Total equity
        securities                    280.5        37.0        (1.1)       316.4
     Total available
        for sale                   $1,775.1       $80.1      $(11.0)    $1,844.2
                                   ========       =====      ======     ========

     Net unrealized investment losses at December 31, 1994 of $97.5 million are net of deferred income tax credit of $40.1 million and a $20.2 after-tax deferred policy acquisition cost adjustment. Net unrealized investment gains at December 31, 1993 of $23.6 million are net of a deferred income tax charge of $12.3 million.

     The amortized cost and fair value of fixed maturities, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      (millions)

     Held to maturity:                               December 31, 1994
                                                    Amortized     Fair
                                                       Cost       Value

     Due in one year or less                       $   14.1    $   14.3
     Due after one year through five years            135.2       134.8
     Due after five years through ten years           753.4       692.5
     Due after ten years                              531.2       510.8
     Mortgage-backed securities                     1,589.8     1,437.6

           Total held to maturity                   $3,023.7    $2,790.0
                                                    ========    ========


     Available for sale:                            December 31, 1994
                                                   Amortized     Fair
                                                      Cost       Value

     Due in one year or less                       $   52.1    $   52.5
     Due after one year through five years            344.2       340.2
     Due after five years through ten years           475.1       441.7
     Due after ten years                               75.7        70.7
     Mortgage-backed securities                     1,118.3     1,005.4

          Total available for sale                  $2,065.4    $1,910.5
                                                    ========    ========

     Securities on deposit for regulatory authorities as required by law amounted to $31.1 million and $31.5 million at December 31, 1994 and 1993, respectively.

     At December 31, 1994 and 1993, respectively, Life of Virginia had $5.9 million and $10.0 million of non-income producing investments.

     Commercial mortgage loans represent over 96% of total mortgage loans at December 31, 1994 and 1993. Mortgage loans on real estate and real estate in the South Atlantic region totaled $288.0 million and $26.8 million, respectively, at December 31, 1994 and $269.1 and $27.9 million, respectively, at December 31, 1993.

4.   Income Tax

     Beginning in 1992, Life of Virginia was included in the consolidated life-nonlife federal income tax return of Aon Corporation and its principal domestic subsidiaries. In accordance with intercompany policy, Life of Virginia provides taxes on income based on a separate company basis.

     The Omnibus Budget Reconciliation Act of 1993 changed Life of Virginia's prevailing federal income tax rate from 34% to 35% effective January 1, 1993. The application of the 35% tax rate to the December 31, 1992 deferred income tax liability balance resulted in a $2.3 million increase in federal income tax expense for 1993. A reconciliation of the income tax provisions based on the statutory corporate tax rate to the provisions reflected in the consolidated financial statements is as follows:
                                                 1994       1993      1992

     Statutory tax rate                         35.0%      35.0%     34.0%
     Tax-exempt investment income deductions    (0.9)      (0.6)     (1.0)
     Increase in deferred taxes due to
       enacted rate increase from 34% to 35%     -          1.8       -
     Reversal of overaccrual of prior taxes    (13.3)       -         -
     Other - net                                (3.5)      (0.2)      5.0

     Effective tax rate                          17.3%      36.0%     38.0%
                                                 =====      =====     =====


     Significant components of Life of Virginia's deferred tax liabilities and assets as of December 31 are as follows (in millions):

                                                1994       1993
     Deferred tax liabilities:
       Policy acquisition costs               $116.2     $119.3
        Employee benefits                         9.4        9.9
        Other                                    38.4       44.4
          Total deferred tax liabilities        164.0      173.6
      Deferred tax assets:
        Insurance reserve amounts                66.2       86.7
        Unrealized investment losses             40.1        -
        Other                                    36.7       17.4
          Total deferred tax assets             143.0      104.1
      Net deferred tax liabilities             $ 21.0     $ 69.5
                                               ======     ======

     As of December 31, 1994 the deferred tax asset relating to unrealized investment losses is net of a $15 million valuation allowance that was provided directly in stockholders' equity in 1994. No valuation allowance was provided at December 31, 1993.

     Prior to 1984, life insurance companies were required to accumulate certain untaxed amounts in a memorandum "policyholders' surplus account." Under the Tax Reform Act of 1984, the "policyholders' surplus account" balances were "capped" at December 31, 1983 and the balances will be taxed only to the extent distributed to stockholders or when they exceed certain prescribed limits. As of December 31, 1994, the "policyholders' surplus account" of Life of Virginia's life insurance subsidiary approximates $13.5 million. Life of Virginia's life insurance subsidiary does not intend to make any taxable distributions or exceed the prescribed limits in the foreseeable future; therefore, no income tax provision has been made for those purposes. However, if such taxes were assessed, the amount of tax payable would be $4.7 million.

     The amount of income taxes paid for 1994, 1993 and 1992 was $56.7 million, $65.6 million and $38.1 million, respectively.

     Effective January 1, 1992, Life of Virginia changed its method of accounting for income taxes from the deferred method to the liability method required by Statement No. 109, "Accounting for Income Taxes." The cumulative effect of adopting Statement 109 for periods prior to January 1, 1992 was to increase 1992 net income by $20.2 million.

5.   Reinsurance amd Claim Reserves

     Life of Virginia is involved in both the cession and assumption of reinsurance with other companies. Life of Virginia's reinsurance consists primarily of short-duration contracts that are entered into with numerous automobile dealerships, financial institutions, and related party reinsurance as described in Note 9. Life of Virginia would remain liable to the extent that the reinsuring companies are unable to meet their obligations. Ceded premiums earned were $193.7 million, $204.3 million and $180.2 million for 1994, 1993, and 1992, respectively, while ceded premiums written were $196.3 million and $214.2 million for 1994 and 1993, respectively. Assumed premiums earned were $8.3 million, $13.7 million and $16.4 million for 1994, 1993 and 1992, respectively, while assumed premiums written were $8.7 million and $12.5 million for 1994 and 1993, respectively. Benefits to policyholders are net of reinsurance recoveries of $102.1 million and $113.5 million during 1994 and 1993, respectively.

     Activity in the liability for policy and contract claims is summarized as follows:

     (millions)                               Years ended December 31
                                               1994    1993     1992

     Liabilities at beginning of year        $  92.9  $ 78.9  $  76.8
     Incurred losses                           147.9   160.2    163.7
     Deduct payment of claims:
       Current year claims                    (107.2)  (97.2)  (109.4)
       Prior years claims                      (52.5)  (49.0)   (52.2)
     Liability released through reinsurance    (51.7)    -        -
     Liabilities at end of year
       (net of insurance recoverables:
         1994 - 54.4, 1993 - 17.0)           $  29.4  $ 92.9  $  78.9
                                             =======  ======  =======

6.   Stockholder's Equity

     Generally, the capital and surplus of Life of Virginia available for transfer to Aon are limited to the amounts that the statutory capital and surplus exceed minimum statutory capital requirements; however, payments of the amounts as dividends may be subject to approval by regulatory authorities. Non-cash dividends paid in 1993 and 1992 were recorded at Life of Virginia's basis in the underlying assets.

     Net income, as determined using statutory accounting practices, amounted to $58.2 million, $89.3 million and $75.4 million for the years ended December 31, 1994, 1993 and 1992, respectively. Statutory stockholder's equity amounted to $400.6 million and $377.9 million at December 31, 1994 and 1993, respectively.

7.   Employee Benefits

     Savings Plan

     Life of Virginia participates in Aon's contributory savings plan for the benefit of salaried and commissioned employees. Provisions made for the savings plan were $1.2 million, $1.1 million and $1.0 million for 1994, 1993 and 1992, respectively.

     Employee Stock Ownership Plan

     Aon maintains a leveraged ESOP for the benefit of salaried and certain commissioned employees. Shares are allocated to eligible employees over a period of ten years through 1998. Contributions to the ESOP for 1994, 1993 and 1992 charged to Life of Virginia's operations amounted to $.6 million, $.7 million, and $.8 million, respectively.

     Pension Plan

     Life of Virginia participates in Aon's non-contributory defined benefit pension plan providing retirement benefits for salaried employees and certain commissioned employees based on years of service and salary. Aon's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus such additional amounts as Aon determines to be appropriate from time to time. The components of net periodic pension cost and benefit obligations of the Aon defined benefit plan are not separately available for Life of Virginia. In connection with Life of Virginia's participation in the Aon defined benefit plan, net pension credits of $3.1 million were recorded in 1994 and 1993, and $2.2 million in 1992.

     Postretirement Benefits Other Than Pensions

     Aon sponsors two defined benefit postretirement health and welfare plans in which Life of Virginia participates that cover both salaried and nonsalaried employees. One plan provides medical benefits, prior to and subsequent to Medicare eligibility, and the other provides life insurance benefits. The postretirement health care plan is contributory, with retiree contributions adjusted annually; the life insurance plan is noncontributory. Both plans are funded on a pay-as-you-go basis.

     In 1993, the accounting for the health care plan reflects changes in the future cost-sharing provisions of the plan. These changes limit the employer's liability for future plan cost increases in any year to 5% per annum. In prior years, Aon anticipated that the retiree's share of future cost would increase at the same rate as the employer's share.

     In 1992, Aon and Life of Virginia adopted Statement No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions." The effect of adopting the new rules increased Life of Virginia's 1992 net periodic postretirement benefit cost by $2.2 million to $2.4 million. The net periodic postretirement benefit cost for 1994 and 1993 were $1.3 million and $2.0 million, respectively. Life of Virginia's share of the cumulative effect of adopting Statement No. 106 is $3.8 million, which is net of income taxes of $2.0 million, and is recorded in the 1992 statement of income. The cumulative effect recorded represents Life of Virginia's share of Aon's postretirement benefit cost, less the January 1, 1992 amount of the postretirement health care and life benefit liability previously recorded. The total recorded amount represents the cumulative postretirement benefit obligation for periods prior to January 1, 1992.


8.   Lease Commitments

     Life of Virginia has noncancelable operating leases for certain office space, equipment and automobiles. Future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at December 31, 1994 are as follows:
                   (millions)                 Minimum Lease Payments

                     1995                             $ 3.6
                     1996                               2.7
                     1997                               2.1
                     1998                               1.8
                     1999                               1.4
                     Later years                        4.7

                     Total minimum payments required  $16.3
                                                      =====

     Rental expenses for all operating leases for the years ended December 31, 1994, 1993, and 1992 amounted to $5.1 million, $4.5 million, and $3.3 million, respectively.



9.   Related Party Transactions

     Life of Virginia pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $37.8 million, $33.5 million and $26.7 million for 1994, 1993, and 1992, respectively. Life of Virginia charges affiliates for certain services and for the use of facilities and equipment which aggregated $101.2 million, $88.8 million and $54.8 million for 1994, 1993, and 1992, respectively.

     Life of Virginia deposits excess cash in an intercompany cash management fund maintained by Aon. The amount deposited at December 31, 1994 and 1993 was $61.0 million and $64.5 million, respectively. Interest earned on the fund for 1994, 1993, and 1992 was $1.4 million, $.8 million, and $1.5 million, respectively.

     At December 31, 1994 and 1993, Life of Virginia held investments in securities of certain affiliates amounting to $47.4 million and $49.7 million, respectively. Amounts included in net investment income related to these holdings totalled $3.5 million, $4.0 million and $4.2 million for 1994, 1993, and 1992, respectively.

     In December 1994, Life of Virginia exchanged common stocks with a fair value of $61.4 million and cost of $67.1 million for Combined's available for sale fixed maturities and related accrued income with fair values of $60.9 million and $.5 million, respectively. Life of Virginia recorded the fixed maturity securities at Combined's fair value of $60.9 million resulting in a $5.7 million realized loss that is reflected in the statement of income.

     In December 1994, Life of Virginia ceded to Combined $406.6 million of its Guaranteed Investment Contract liabilities. In conjunction with the liability cession, Life of Virginia transferred to Combined available for sale fixed maturities with a fair value of $278.1 million and a cost of $287.2 million and preferred stock with a fair value of $110.5 million and a cost of $119.7 million. There was no effect on net income.

     In July 1994, Life of Virginia ceded to Union Fidelity Life Insurance Company ("UFLIC") $280.7 million of its credit life and health reserves and associated acquisition costs of $107.0 million. In conjunction with the liability cession, Life of Virginia transferred to UFLIC the following invested assets in November 1994:

     (millions)
                               Amortized
                                  Cost                    Accrued
                                or Cost       Market      Interest

     Fixed maturities:
       Held to maturity         $ 22.3       $ 19.6        $ .5
       Available for sale        212.3        203.7         4.0

     Preferred stock              66.9         66.0         -
     Common stock                  3.8          7.7         -

      Totals                     $305.3       $297.0        $4.5
                                 ======       ======        ====

     Included in receivable from affiliate is $107.0 million from UFLIC related to the acquisition costs.

     This transaction resulted in a $29.1 million loss which is reflected as a $20.8 million reduction in premiums ceded and an $8.3 million realized loss on investments.

     Premiums, benefits to policyholders, and commissions and general expenses ceded to UFLIC during the second six months of 1994 amounted to $35.0 million, $14.4 million, and $14.2 million, respectively. These amounts have been classified as a receivable from affiliate.

     In 1993, Life of Virginia formed and then purchased all 100 outstanding shares of Newco for $100. Life of Virginia then transferred to Newco, in the form of a capital contribution, certain properties, including all company-occupied properties, which had a book value of $24.5 million. The Newco common stock was then sold to Combined for $21.5 million. A realized loss of $3.0 million has been included in the consolidated statement of income.

10.  Litigation

     Life of Virginia is subject to numerous claims and lawsuits that arise in the ordinary course of business. In some of these cases the remedies that may be sought or damages claimed are substantial, including cases that seek punitive or extraordinary damages. Accruals for these lawsuits have been provided to the extent that losses are deemed probable and are estimable. Although the ultimate outcome of these suits cannot be ascertained and liabilities in indeterminate amounts may be imposed on Life of Virginia, on the basis of present information, availability of insurance coverages, and advice received from counsel, it is the opinion of management that the disposition or ultimate determination of such claims and lawsuits will not have a material adverse effect on the consolidated financial position of Life of Virginia.

11.  Segment Information

     Life of Virginia operates primarily in the life insurance industry offering life and annuity, and accident and health products.
     Significant data concerning these segments are as follows:

     (millions)                                 Years ended December 31
                                                 1994      1993      1992

     Revenues
       Life and Annuity                       $  655.6  $  666.8  $  649.5
       Accident and Health                        14.9      53.9      52.5
       Corporate and Other                        32.9      62.2      49.5
                                               $  703.4  $  782.9  $  751.5
                                               ========  ========  ========

     Income (loss) Before Income Tax
       Life and Annuity                       $   76.7  $   73.1  $   60.0
       Accident and Health                       (11.5)      6.0       3.4
       Corporate and Other                        23.2      49.3      23.4
                                               $   88.4  $  128.4  $   86.8
                                               ========  ========  ========

     Identifiable Assets
       Life and Annuity                       $7,182.7  $6,943.1  $5,862.6
       Accident and Health                       241.1     251.3     228.6
       Corporate and Other                       926.0   1,035.0   1,035.3
                                               $8,349.8  $8,229.4  $7,126.5
                                               ========  ========  ========

     The above results include allocations of investment income and certain expense elements considered reasonable under the circumstances. Other acceptable methods of allocation might produce different results.

12.  Financial Instruments

     Derivative Financial Instruments

     Life of Virginia uses derivative financial instruments ("derivatives") for purposes other than trading. Interest rate swap agreements are used primarily to manage asset and liability durations relating to capital accumulation life and annuity business. As of December 31, 1994, Life of Virginia was paying fixed rates and receiving variable rates on interest rate swap contracts, with a notional amount of $750.0 million, with the effect of lengthening liability durations.
     As of December 31, 1993, Life of Virginia was paying variable rates and receiving fixed rates on interest rate swap contracts with a notional amount of $200.0 million. The net effect of interest rate swap payments is settled periodically and reported in investment income. There is no settlement of underlying notional amounts.

     The interest rates on Life of Virginia's principal outstanding swaps at December 31 are presented below:

                       Pay      Receive       Receive        Pay
                      Fixed     Variable       Fixed       Variable

     1994         7.7 - 8.3%     7.8%          -             -
     1993             -           -        6.1 - 6.3%    3.4 - 3.5%

     Life of Virginia performs frequent analysis to measure the degree of correlation associated with its derivative programs. Life of Virginia assesses the adequacy of the correlation analysis results in determining whether the derivatives qualify for hedge accounting. Realized gains and losses on derivatives that qualify as hedges are deferred and reported as an adjustment of the cost basis of the hedged item. Deferred gains and losses are amortized into income over the life of the hedged item. Outstanding derivatives that are hedges of items carried at fair value are reflected in the financial statements with the derivatives' fair value reported as unrealized gains and losses directly in stockholder's equity.

     As of December 31, 1994, the principal swaps have maturities ranging from October 1998 to October 2000 and variable rates based on the five-year treasury rate. As of December 31, 1993, Life of Virginia paid variable rates based on the three and six month LIBOR index.

     Life of Virginia is exposed to credit risk of derivative contracts in the event of nonperformance by the counterparties to the financial instruments. The credit risk is generally limited to the fair value of those contracts that are favorable to Life of Virginia. Life of Virginia has limited its credit risk by restricting its investments in derivative contracts to a diverse group of highly rated major financial institutions. See Note 1 regarding the methods and assumptions used to estimate fair market value for financial instruments.

     Other Financial Instruments

     Life of Virginia has certain investment commitments to provide capital and fixed-rate loans as well as certain forward contract purchase commitments. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding at December 31, 1994 and 1993, totaled $32.1 million and $447.2 million, respectively.

     Fair Value of Financial Instruments

     Accounting standards require the disclosure of fair values for certain financial instruments. The fair value disclosures are not intended to encompass the majority of policy liabilities, various other non-financial instruments, or other intangible items related to Life of Virginia's business. Accordingly, care should be exercised in deriving conclusions about Life of Virginia's business or financial condition based on the fair value disclosures.

     The carrying value and fair value of certain of Life of Virginia's financial instruments are as follows:

      (millions)                                 As of December 31
                                              1994               1993

                                       Carrying   Fair    Carrying   Fair
                                         Value    Value     Value    Value
     Assets:
       Fixed maturities and equity
          securities (Note 3)          $5,059.4 $4,825.7  $5,676.1 $5,852.7
        Mortgage loans on real estate     527.6    530.8     508.1    576.2
        Policy loans                      165.3    162.0     156.9    154.5
        Cash, short-term investments,
          and receivables                 621.0    621.0     416.3    416.3
        Derivatives                         -        -         -        5.8

      Liabilities:
        Investment type insurance
          contracts                     3,380.3  3,295.5   3,721.1  3,736.4
        Commissions and general
          expenses                         46.9     46.9      38.4     38.4
        Derivatives                         -        3.7       -        -

13.  Subsequent Events

     In January 1995, Life of Virginia ceded to Combined $600 million of its Single Premium Deferred Annuity liabilities. In conjunction with the liability cession, Life of Virginia transferred to Combined available for sale fixed maturities with a fair value of $436.1 million and cost of $501.4 million and held to maturity fixed maturities with a fair value of $81.4 million and a cost of $95.1 million. In addition, $5.5 million of accrued income related to the assets above was transferred to Combined.

     In January 1995, Life of Virginia dividended 100% of its Globe Life Insurance Company ("Globe") common stock to Combined. At December 31, 1994, Globe had total assets of $954.9 million, total liabilities of $765.7 million and total stockholder's equity of $189.2 million.

     In January 1995, Life of Virginia received from Combined, in the form of a capital contribution, $39.9 million of fixed maturities that will be classified as held to maturity.

                                     PART C
                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) Financial Statements

    All required financial statements are included in Part B of this Registration Statement.


(b) Exhibits

    (1)(a) Resolution of Board of Directors of Life of Virginia authorizing the establishment of Separate Account 4. 1/

    (1)(b) Resolution of Board of Directors of Life of Virginia authorizing the elimination of investment subdivisions of Separate Accounts II, III and 4 which invest in shares of the American Life/Annuity Series. 1/

    (1)(c) Resolution of Board of Directors of Life of Virginia authorizing the establishment of additional investment subdivisions of Separate Account 4, investing in shares of the Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II and the Balanced Portfolio of the Advisers Management Trust. 1/

    (1)(d) Resolution of Board of Directors of Life of Virginia authorizing the investment of $300,000 in the N&B Balanced Portfolio of Neuberger & Berman's Advisers Management Trust. 1/

    (1)(e) Resolution of Board of Directors of Life of Virginia authorizing the establishment of additional investment subdivisions of Separate Account 4, investing in shares of the Growth Portfolio and the Limited Maturity Bond Portfolio of the Neuberger & Berman Advisers Management Trust.1/

    (1)(f) Resolution of Board of Directors of Life of Virginia authorizing the establishment of additional investment subdivisions of Separate Account 4, investing in shares of the Growth Portfolio, the Aggressive Growth Portfolio, and the Worldwide Growth Portfolio of the Janus Aspen Series. 4/

    (1)(g) Resolution of Board of Directors of Life of Virginia authorizing the establishment of twenty-two (22) additional subdivisions of Separate Account 4, investing in shares of Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of the Fidelity Variable Insurance Products Fund; Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II; Money Market Portfolio, Government Securities Portfolio, Common Stock Index Portfolio, Total Return Portfolio of the Life of Virginia Series Fund, Inc.; Limited Maturity Bond Portfolio, Growth Portfolio and Balanced Portfolio of the Neuberger & Berman Advisers Management Trust; Growth Portfolio, Aggressive Growth Portfolio, and Worldwide Growth Portfolio of the Janus Aspen Series; Money Fund, High Income Fund, Bond Fund, Capital Appreciation Fund, Growth Fund, Multiple Strategies Fund of the Oppenheimer Variable Account Funds. 4/

    (1)(h) Resolution of Board of Directors of Life of Virginia authorizing the establishment of three additional investment subdivisions of Separate Account 4, investing in shares of the Utility Fund and Corporate Bond Fund of the Insurance Management Series, and the Contrafund Portfolio of the Variable Insurance Products Fund II. 6/

    (1)(i) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate Account 4, investing in shares of the International Equity Portfolio and the Real Estate Securities Portfolio of Life of Virginia Series Fund. 7/

    (1)(j) Resolution of Board of Directors of Life of Virginia authorizing the establishment of four additional investment subdivisions of Separate Account 4, investing in shares of the American Growth Portfolio and the American Small Capitalization Portfolio of The Alger American Fund, and the Balanced Portfolio and Flexible Income Portfolio of the Janus Aspen Series.

    (2)        Not Applicable.

    (3)(a) Underwriting Agreement between The Life Insurance Company of Virginia and Forth Financial Securities Corporation 1/

       (b)     Dealer Sales Agreement.1/

    (4)(a)     Form of Policy.
         (i)   Home Office version 4/
         (ii)  Field version 4/
       (b)     Endorsements to Policy.
         (i)   IRA Endorsement  1/
         (ii)  Pension Endorsement 1/
         (iii) Section 403(b) Endorsement 1/
         (iv)  Guaranteed Minimum Death Benefit Rider 5/

    (5)(a)     Form of Application. 4/

    (6)(a) Certificate of Incorporation of The Life Insurance Company of Virginia. 1/

       (b)     By-Laws of The Life Insurance Company of Virginia. 1/

    (7)        Not Applicable.

    (8)(a) Stock Sale Agreement between The Life Insurance Company of Virginia and The Life of Virginia Series Fund, Inc. 1/

       (b) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. 1/

      (b)(i) Amendment to Participation Agreement Referencing Policy Form Numbers. 1/

      (c) Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. 1/

      (c)(i) Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. 1/

      (d) Sales Agreement between Advisers Management Trust and The Life Insurance Company of Virginia. 1/

      (d)(i) Addendum to Sales Agreement between Advisers Management Trust and The Life Insurance Company of Virginia. 1/

      (e) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The Life Insurance Company of Virginia. 1/

      (f) Participation Agreement between Janus Capital Corporation and The Life Insurance Company of Virginia. 4/

      (g) Participation Agreement between Insurance Management Series, Federated Securities Corp., and The Life Insurance Company of Virginia. 6/

      (h) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia. (9) Opinion and Consent of Counsel.

    (10)(a)    Consent of Counsel.

        (b)    Consent of Independent Auditors.


    (11)       Not Applicable.

    (12)       Not Applicable.

    (13)       Schedule showing computation for Performance Data 5/

    (14)       Power of Attorney 3/


1/ Incorporated herein by reference to post-effective amendment number 8 to the Registrant's registration statement on Form N-4, File No. 33-17428, filed with the Securities and Exchange Commission on April 24, 1992.

2/ Incorporated herein by reference to post-effective amendment number 9 to the Registrant's registration statement on Form N-4, File No. 33-17428, filed with the Securities and Exchange Commission on March 2, 1993.

3/ Incorporated herein by reference to post-effective amendment number 10 to the Registrant's registration statement on Form N-4, File No. 33-17428, filed with the Securities and Exchange Commission on April 29, 1993.

4/ Incorporated herein by reference to initial Registration Statement on Form N-4, File No. 33-76336, filed with the Securities and Exchange Commission on March 11, 1994.

5/ Incorporated herein by reference to pre-effective amendment number 1 to the Registrant's registration statement on Form N-4, File No. 33-76336, filed with the Securities and Exchange Commission on April 14, 1994.

6/ Incorporated herein by reference to post-effective amendment number 1 to the Registrant's registration statement on Form N-4, File No. 33-76336, filed with the Securities and Exchange Commission on January 3, 1995.

7/ Incorporated herein by reference to post-effective amendment number 2 to the Registrant's registration statement on Form N-4, File No. 33-76336, filed with the Securities and Exchange Commission on April 28, 1995.




Item 25.  Directors and Officers of Life of Virginia


 Name and Principal                                         Positions and Offices
 Business Address*                                          with Depositor

 Daniel T. Cox***                                           Chairman and Chief Executive Officer and Director

 Paul E. Rutledge III**                                     President, Chief Operating Officer and Director

 H. Gaylord Hodges, Jr.**                                   Senior Vice President and Director

 John J. Palmer**                                           Senior Vice President and Director

 Harvey N. Medvin***                                        Director

 Michael A. Conway***                                       Director

 Arthur F. Quern***                                         Director

 Patrick G. Ryan***                                         Director

 William D. Baldwin**                                       Senior Vice President and Director

 Raymond I. Skilling***                                     Director

 Robert A. Bowen **                                         Senior Vice President and Director

 Linda L. Lanam**                                           Vice President, Senior Counsel, Secretary and Director

 Selwyn L. Flournoy, Jr.**                                  Senior Vice President and Director

 Ray M. Perisho****                                         Director

 Robert D. Chinn                                            Senior Vice President - Agency

 Thomas A. Barefield                                        Senior Vice President - Special Markets


* The principal address of each person listed, unless otherwise indicated, is The Life Insurance Company of Virginia, 6610 W. Broad Street, Richmond, Virginia 23230

** Messrs. Baldwin, Bowen, Hodges, Palmer, Flournoy, Rutledge, Cox and Ms. Lanam are members of the Executive Committee of the Board of Directors of Life of Virginia.

*** The principal business address of these individuals is Aon Corporation, 123 N. Wacker Drive, Chicago, Illinois, 60606

**** The principal business address of this individual is Union Fidelity Life Insurance Company, 4850 Street Road, Trevose, Pennsylvania 19049-0001.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

  The Depositor, The Life Insurance Company of Virginia, is a wholly-owned subsidiary of Combined Insurance Company of America, which is a wholly-owned subsidiary of Aon Corporation, formerly Combined International Corporation. The Registrant, Life of Virginia Separate Account 4, is a segregated asset account of Life of Virginia.



Item 27.  Number of Policyowners

  For the period ended February 24, 1995 there were 470 Policyowners.

Item 28.  Indemnification

  Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

  Section 5 of the By-Laws of Life of Virginia further provides that:

   (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

   (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

   (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b).
       Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

   (d) Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

   (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

   (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

   (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                          *          *          *

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters


  (a) Forth Financial Securities Corporation is the principal underwriter of the Policies as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable life insurance policies issued through Life of Virginia Separate Accounts I, II and III.

  (b)    Name and Principal              Positions and Offices
         Business Address*               with Underwriter

         John J. Palmer                  President and Director

         Robert Z. Peranski              Director

         William D. Baldwin              Director

         Scott R. Reeks                  Vice President / Manager of
                                         Operations, Treasurer and
                                         Compliance Officer

         Linda L. Lanam                  Secretary

         William E. Daner, Jr.           General Counsel & Director

         Robert D. Chinn                 Director

         John L. Knowles                 Director

         Thomas A. Barefield             Director

         Marianne O'Doherty              Assistant Secretary




* The principal business address of all listed above is 6610 West Broad Street, Richmond, Virginia 23261.



Item 30.  Location of Accounts and Records

  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Life of Virginia at its executive offices.

Item 31.  Management Services

  All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Life of Virginia at the address or phone number listed in the Prospectus.

STATEMENT PURSUANT TO RULE 6c-7

  Life of Virginia offers and will offer Policies to participants in the Texas Optional Retirement Program. In connection therewith, Life of Virginia and Account 4 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

SECTION 403(b) REPRESENTATIONS

  Life of Virginia represents that in connection with its offering of Policies as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                 SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Life of Virginia Separate Account 4, has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 28th day of September, 1995.


          Life of Virginia Separate Account 4
             (Registrant)


  By:__________________________________________________
     John J. Palmer
     Senior Vice President
     The Life Insurance Company of Virginia



          The Life Insurance Company of Virginia
             (Depositor)



  By:__________________________________________________
     John J. Palmer
     Senior Vice President

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.



Signature                                          Title                                              Date


PATRICK G. RYAN*                                   Director                                           9/28/95
Patrick G. Ryan


DANIEL T. COX*                                     Chairman and Chief Executive Officer               9/28/95
Daniel T. Cox                                      and Director


PAUL E. RUTLEDGE III*                              President, Chief Operating Officer and Director    9/28/95
Paul E. Rutledge III


SELWYN L. FLOURNOY, JR.*                           Senior Vice President, Director (Principal         9/28/95
Selwyn L. Flournoy, Jr.                            Financial and Accounting Officer)


WILLIAM D. BALDWIN*                                Senior Vice-President and Director                 9/28/95
William D.Baldwin


H. GAYLORD HODGES, JR*                             Senior Vice President                              9/28/95
H. Gaylord Hodges, Jr.


HARVEY N. MEDVIN*                                  Director                                           9/28/95
Harvey N. Medvin


                                                   Senior Vice President and Director                 9/28/95
John J. Palmer


MICHAEL A. CONWAY*                                 Director                                           9/28/95
Michael A. Conway


ROBERT A. BOWEN**                                  Director                                           9/28/95
Robert A. Bowen


LINDA L. LANAM**                                   Director                                           9/28/95
Linda L. Lanam


RAYMOND I. SKILLING*                               Director                                           9/28/95
Raymond I. Skilling


ARTHUR F. QUERN*                                   Director                                           9/28/95
Arthur F. Quern


RAY M. PERISHO*                                    Director                                           9/28/95
Ray M. Perisho


* By _______________________________, pursuant to Power of Attorney executed on February 10, 1992 and ** February 23, 1993.

                                  EXHIBIT LIST
                                                                Page

1(j)     Resolution of Board of Directors

8(h)     Participation Agreement

(9)      Opinion and Consent of Counsel

(10)(a)  Consent of Counsel

(10)(b)  Consent of Independent Auditors